                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

Dear Shareholder:

     Your Fund will hold a special meeting on December 27, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

     Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

     Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

     Please take a few moments to review the details of each proposal. If you have any questions regarding the combined Prospectus/Proxy Statement, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson, President

November 17, 2000
G-60/608D-1000

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                          TO BE HELD DECEMBER 27, 2000

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                        STEIN ROE DISCIPLINED STOCK FUND

                             LIBERTY FUNDS TRUST VI
                          LIBERTY SMALL-CAP VALUE FUND

     NOTICE IS HEREBY GIVEN that Special Meetings of the shareholders of the Stein Roe Disciplined Stock Fund and the Liberty Small-Cap Value Fund (together, the "Acquired Funds") will be held at 10:00 a.m. Eastern Time on Wednesday, December 27, 2000 at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

     1. SHAREHOLDERS OF THE STEIN ROE DISCIPLINED STOCK FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Stein Roe Disciplined Stock Fund to, and the assumption of all of the liabilities of the Stein Roe Disciplined Stock Fund by, the Liberty Select Value Fund in exchange for shares of the Liberty Select Value Fund and the distribution of such shares to the shareholders of the Stein Roe Disciplined Stock Fund in complete liquidation of the Stein Roe Disciplined Stock Fund.

     2. SHAREHOLDERS OF THE LIBERTY SMALL-CAP VALUE FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Small-Cap Value Fund to, and the assumption of all of the liabilities of the Liberty Small-Cap Value Fund by, the Liberty Select Value Fund in exchange for shares of the Liberty Select Value Fund and the distribution of such shares to the shareholders of the Liberty Small-Cap Value Fund in complete liquidation of the Liberty Small-Cap Value Fund.

     3. SHAREHOLDERS OF THE STEIN ROE DISCIPLINED STOCK FUND VOTE: To elect eleven Trustees of the Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust.

     4. SHAREHOLDERS OF THE LIBERTY SMALL-CAP VALUE FUND VOTE: To elect eleven Trustees of Liberty Funds Trust VI.

     5. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on September 29, 2000 are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          William J. Ballou, Assistant Secretary

November 17, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU
        CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                               NOVEMBER 17, 2000

              ACQUISITION OF THE ASSETS AND LIABILITIES OF EACH OF
                        STEIN ROE DISCIPLINED STOCK FUND
                  c/o Liberty-Stein Roe Funds Investment Trust
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-338-2550

                                      AND

                          LIBERTY SMALL-CAP VALUE FUND
                           c/o Liberty Funds Trust VI
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                        BY AND IN EXCHANGE FOR SHARES OF
                           LIBERTY SELECT VALUE FUND
                          c/o Liberty Funds Trust III
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS

QUESTIONS AND ANSWERS......................................................    4
PROPOSAL 1 -- Acquisition of the Stein Roe Disciplined Stock Fund by the
              Liberty Select Value Fund....................................   11
  Principal Investment Risks...............................................   11
  Information about the Acquisition........................................   11
PROPOSAL 2 -- Acquisition of the Liberty Small-Cap Value Fund by the
              Liberty Select Value Fund....................................   15
  Principal Investment Risks...............................................   15
  Information about the Acquisition........................................   15
INFORMATION APPLICABLE TO PROPOSALS 1 AND 2................................   20
PROPOSAL 3 -- Election of Trustees by Stein Roe Disciplined Stock Fund
              Shareholders.................................................   22
PROPOSAL 4 -- Election of Trustees by Liberty Small-Cap Value Fund
              Shareholders.................................................   25
GENERAL....................................................................   29
  Voting Information.......................................................   29
Appendix A -- Form of Agreement and Plan of Reorganization.................  A-1
Appendix B -- Fund Information.............................................  B-1
Appendix C -- Capitalization...............................................  C-1
Appendix D -- Management's Discussion of Fund Performance for the
                Liberty Select Value Fund..................................  D-1

     This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Stein Roe Disciplined Stock Fund (the "Disciplined Stock Fund") and the Liberty Small-Cap Value Fund (the "Small Cap Fund") (each, an "Acquired Fund," and together, the "Acquired Funds") by the Liberty Select Value Fund (the "Select Value Fund") (each, an "Acquisition," and together, the "Acquisitions") or voting on the other proposals to be considered at a Special Meeting of Shareholders of each Acquired Fund (the "Meetings"), which will be held at 10:00 a.m. Eastern Time on December 27, 2000 at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial

Center, Boston, Massachusetts 02111-2621. Please read this Prospectus/Proxy Statement and keep it for future reference.

     Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Disciplined Stock Fund by the Select Value Fund. Proposal 2 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Small Cap Fund by the Select Value Fund. If the Acquisition of your Fund occurs, you will become a shareholder of the Select Value Fund. The Select Value Fund seeks long-term growth. If the Agreement and Plan of Reorganization for your Fund is approved by the shareholders of your Fund and the Acquisition occurs, your Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Select Value Fund in exchange for shares of the same class of the Select Value Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by each Acquired Fund will be distributed pro rata to such Acquired Fund's shareholders of the same class.

     Proposal 3 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty-Stein Roe Funds Investment Trust (the "Stein Roe Trust"), of which the Disciplined Stock Fund is a series, and the election of trustees of the SR&F Base Trust (the "Base Trust"), of which the master fund for the Disciplined Stock Fund, the SR&F Disciplined Stock Portfolio (the "Master Fund"), is a series. Proposal 4 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust VI ("Trust VI"), of which the Small Cap Fund is a series.

     If you are a shareholder of the Disciplined Stock Fund, you are being asked to vote on Proposals 1 and 3 in this Prospectus/Proxy Statement. Please review these Proposals carefully, as well as the section "Information Applicable to Proposals 1 and 2." If you are a shareholder of the Small Cap Fund, you are being asked to vote on Proposals 2 and 4 in this Prospectus/Proxy Statement. Please review these Proposals carefully, as well as the section "Information Applicable to Proposals 1 and 2."

     Please review the enclosed Prospectus of the Select Value Fund for your class of shares. This document is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

     - The Prospectus of the Disciplined Stock Fund dated February 1, 2000, as supplemented on February 11, 2000, April 20, 2000, June 5, 2000, June 23, 2000, July 14, 2000, August 2, 2000, August 11, 2000, August 28, 2000,
       September 1, 2000 and November 1, 2000.

     - The Prospectuses of the Small Cap Fund dated November 1, 1999, as supplemented on December 28, 1999, August 2, 2000, August 15, 2000, October 23, 2000 and October 26, 2000.

     - The Statement of Additional Information of the Disciplined Stock Fund dated February 1, 2000, as supplemented on June 23, 2000.

     - The Statement of Additional Information of the Small Cap Fund dated November 1, 1999, as supplemented on June 23, 2000 and August 21, 2000.

     - The Statement of Additional Information of the Select Value Fund dated March 1, 2000, as supplemented on June 23, 2000 and August 21, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Disciplined Stock Fund dated September 30, 1999.

     - The financial statements included in the Disciplined Stock Fund's Semi-Annual Report to Shareholders dated March 31, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Small Cap Fund dated June 30, 2000.

     - The Statement of Additional Information of the Select Value Fund dated November 17, 2000 relating to the Acquisitions.

     Each Acquired Fund has previously sent its Annual Report and, as applicable, Semi-Annual Report to its shareholders. For a free copy of these Reports or any of the documents listed above, Small Cap Fund shareholders may call 1-800-426-3750 and Disciplined Stock Fund shareholders may call 1-800-338-2550, or you may write to your Fund at the address listed on the cover of this Prospectus/Proxy Statement. You may also obtain many of these documents by accessing the web site of your Fund at www.libertyfunds.com or www.steinroe.com. Our hearing impaired Small Cap Fund shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Disciplined Stock Fund, Small Cap Fund and Select Value Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETINGS AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/ PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE.

1.  WHAT IS BEING PROPOSED?

First, the Trustees of each of the Stein Roe Trust and Trust VI are recommending in Proposal 1 that the Select Value Fund acquire the Disciplined Stock Fund and in Proposal 2 that the Select Value Fund acquire the Small Cap Fund. This means that the Select Value Fund would acquire all of the assets and liabilities of the Disciplined Stock Fund and the Small Cap Fund in exchange for shares of the Select Value Fund representing the aggregate net asset value of each Acquired Fund's assets and liabilities. If Proposals 1 and 2 are approved, you will receive shares of the Select Value Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisitions. The Acquisitions are currently scheduled to take place on or around January 16, 2001. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisition proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy Statement, even if the shareholders of the other Acquired Fund have not approved their Fund's Acquisition.

In addition, the Trustees of the Stein Roe Trust and the Trustees of Trust VI are recommending in Proposal 3 and Proposal 4, respectively, that you vote in favor of eleven nominees for Trustees.

2.  WHY ARE THE ACQUISITIONS BEING PROPOSED?

The Trustees of each of the Stein Roe Trust and Trust VI recommend approval of the Acquisitions. In reviewing the Acquisitions, the Trustees considered:

     - the expected addition of a management fee breakpoint for the combined fund, which should decrease the overall fee payable by the combined fund;

     - that the Acquisitions offer shareholders of each Acquired Fund an investment in a larger fund with somewhat similar investment goals and strategies and with a reduction in the fees and expenses payable by both the Disciplined Stock Fund and the Small Cap Fund;

     - that the Acquired Funds are not likely to achieve the scale necessary to reduce Fund expenses through sales growth;

     - the ability of the Funds' investment advisors to create a more focused value-style investment management team;

     - the expected tax-free nature of the Acquisitions as opposed to other alternatives for the Funds and for shareholders and other tax considerations; and

     - that the Select Value Fund has a superior performance record to the Small Cap Fund for each of the one, five and ten-year periods ending July 31, 2000.

Please review "Reasons for the Acquisition" in Proposal 1 and Proposal 2 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

SHAREHOLDERS OF THE SMALL CAP FUND SHOULD NOTE THAT THE SELECT VALUE FUND IS PRIMARILY A "MID CAP" FUND, NOT A "SMALL CAP" FUND.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?

The following tables allow you to compare the sales charges and management fees and expenses of the Disciplined Stock Fund, the Small Cap Fund and the Select Value Fund and to analyze the estimated expenses that Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each Fund's investment advisor, expects the combined fund to bear in the first year following the Acquisitions. The shareholder fees presented below for the Select Value Fund apply both before and after giving effect to the Acquisitions. Sales charges, if applicable, are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund's assets. They include management fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Disciplined Stock Fund for its fiscal year ended September 30, 1999, by the Small Cap Fund for its last fiscal year ended June 30, 2000, and by the Select Value Fund for its fiscal year ended October 31, 1999.

Detailed pro forma combined expense information presented in the Annual Fund Operating Expenses table below for the combined fund is provided based on the assumption that the Select Value Fund acquires both Acquired Funds. In addition, following the presentation of that detailed information, the total Annual Fund Operating Expenses are presented on a pro forma combined basis for each possible scenario in which the Select Value Fund acquires one, but not the other, Acquired Fund.

SHAREHOLDER FEES
(paid directly from your investment)

                                      DISCIPLINED STOCK FUND               SMALL CAP FUND(1)
                                      ----------------------               -----------------
                                             CLASS S            CLASS A    CLASS B    CLASS C    CLASS Z
Maximum sales charge (load) on
purchases (%) (as a percentage of
the offering price)                            0.00              5.75       0.00       0.00       0.00
--------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
on redemptions (%) (as a percentage
of the lesser of purchase price or
redemption price)                              0.00              1.00(2)    5.00       1.00       0.00
--------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage
of amount redeemed, if applicable)              (3)               (4)        (4)        (4)        (4)

                                                                SELECT VALUE FUND(1)
                                                                --------------------
                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)           5.75       0.00       0.00       0.00       0.00
----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the lesser
of purchase price or redemption price)            1.00(2)    5.00       1.00       0.00       0.00
----------------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                           (4)        (4)        (4)        (3)        (4)

---------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.00 charge for wiring sale proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                          DISCIPLINED STOCK FUND                 SMALL CAP FUND
                                          ----------------------                 --------------
                                                 CLASS S            CLASS A    CLASS B    CLASS C    CLASS Z
Management fee (%)                                 0.87(5)           0.80       0.80       0.80       0.80
------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(%)           0.00              0.25       1.00       1.00       0.00
------------------------------------------------------------------------------------------------------------
Other expenses (%)                                 0.29              0.44       0.44       0.44       0.44
------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)           1.16              1.49       2.24       2.24       1.24

                                                                  SELECT VALUE FUND
                                                                  -----------------
                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
Management fee (%)                                0.70       0.70       0.70       0.70       0.70
----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(6) (%)      0.24       0.99       0.99       0.00       0.00
----------------------------------------------------------------------------------------------------
Other expenses (%)                                0.38       0.38       0.38       0.38       0.38
----------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)          1.32       2.07       2.07       1.08       1.08

                                                       SELECT VALUE FUND (PRO FORMA COMBINED)*
                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
Management fee (%)                                0.68       0.68       0.68       0.68       0.68
----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees(7) (%)      0.25       1.00       1.00       0.00       0.00
----------------------------------------------------------------------------------------------------
Other expenses (%)                                0.29       0.29       0.29       0.29       0.29
----------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)          1.22       1.97       1.97       0.97       0.97

---------------
(5) The Disciplined Stock Fund's management fee includes both the management fee and the administration fee charged to the Fund.

(6) The Select Value Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding
    (1) 0.15% on net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended October 31, 1999, the Select Value Fund's service fee was 0.24% of average net assets. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes.

(7) The Select Value Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee is calculated by adding
    (1) 0.15% on net assets attributable to shares issued prior to April 1, 1989 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. On a pro forma combined basis, the Select Value Fund's service fee would have been 0.25% of average net assets. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes.

 * The pro forma combined total Annual Fund Operating Expenses detailed above and the Example Expenses detailed below assume that each Acquired Fund approves the Acquisitions. Which Acquired Fund or Funds approve the Acquisitions will affect the total Annual Fund Operating Expenses of the Select Value Fund on a pro forma combined basis after the Acquisitions. The tables below present the pro forma combined total Annual Fund Operating Expenses and Example Expenses assuming in each case that only one Acquired Fund approves the Acquisition.

    If only Disciplined Stock Fund shareholders were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    SELECT VALUE FUND (pro forma combined)

                                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
    Management fee (%)                                            0.69       0.69       0.69       0.69       0.69
    ----------------------------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees(7) (%)                  0.25       1.00       1.00       0.00       0.00
    ----------------------------------------------------------------------------------------------------------------
    Other expenses (%)                                            0.31       0.31       0.31       0.31       0.31
    ----------------------------------------------------------------------------------------------------------------
    Total annual fund operating expenses (%)                      1.25       2.00       2.00       1.00       1.00

    EXAMPLE EXPENSES
    SELECT VALUE FUND (pro forma combined)

                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                          $695      $949      $1,223      $2,002
    --------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                                $203      $628      $1,079      $2,136
             sold all your shares at end of period                   $703      $928      $1,279      $2,136
    --------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                                $203      $628      $1,079      $2,329
             sold all your shares at end of period                   $303      $628      $1,079      $2,329
    --------------------------------------------------------------------------------------------------------
    Class S                                                          $102      $319      $  554      $1,227
    --------------------------------------------------------------------------------------------------------
    Class Z                                                          $102      $319      $  554      $1,227

    If only Small Cap Fund shareholders were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    SELECT VALUE FUND (pro forma combined)

                                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
    Management fee (%)                                            0.69       0.69       0.69        N/A       0.69
    ----------------------------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees(7) (%)                  0.25       1.00       1.00        N/A       0.00
    ----------------------------------------------------------------------------------------------------------------
    Other expenses (%)                                            0.32       0.32       0.32        N/A       0.32
    ----------------------------------------------------------------------------------------------------------------
    Total annual fund operating expenses (%)                      1.26       2.01       2.01        N/A       1.01

    EXAMPLE EXPENSES
    SELECT VALUE FUND (pro forma combined)

                                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                          $696       $951     $1,225      $2,006
    --------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                                $204       $629     $1,081      $2,140
             sold all your shares at end of period                   $704       $929     $1,281      $2,140
    --------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                                $204       $629     $1,081      $2,334
             sold all your shares at end of period                   $304       $629     $1,081      $2,334
    --------------------------------------------------------------------------------------------------------
    Class S                                                           N/A       N/A         N/A         N/A
    --------------------------------------------------------------------------------------------------------
    Class Z                                                          $103       $320     $  556      $1,232

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in either the Disciplined Stock Fund or the Small Cap Fund and the Select Value Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. It uses the following hypothetical conditions:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Assumes reinvestment of all dividends and distributions

     - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
DISCIPLINED STOCK FUND
Class S                                                    $118     $  368     $  638      $1,409
--------------------------------------------------------------------------------------------------
SMALL CAP FUND
Class A                                                    $718     $1,019     $1,341      $2,252
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $227     $  700     $1,200      $2,386
         sold all your shares at end of period             $727     $1,000     $1,400      $2,386
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $227     $  700     $1,200      $2,575
         sold all your shares at end of period             $327     $  700     $1,200      $2,575
--------------------------------------------------------------------------------------------------
Class Z                                                    $127     $  393     $  681      $1,500
--------------------------------------------------------------------------------------------------
SELECT VALUE FUND
Class A                                                    $702     $  969     $1,257      $2,074
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $210     $  649     $1,114      $2,208
         sold all your shares at end of period             $710     $  949     $1,314      $2,208
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $210     $  649     $1,114      $2,400
         sold all your shares at end of period             $310     $  649     $1,114      $2,400
--------------------------------------------------------------------------------------------------
Class S                                                    $110     $  343     $  595      $1,317
--------------------------------------------------------------------------------------------------
Class Z                                                    $110     $  343     $  595      $1,317
--------------------------------------------------------------------------------------------------
SELECT VALUE FUND
(pro forma combined)
Class A                                                    $692     $  939     $1,205      $1,963
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $200     $  617     $1,060      $2,098
         sold all your shares at end of period             $700     $  917     $1,260      $2,098
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $200     $  617     $1,060      $2,292
         sold all your shares at end of period             $300     $  617     $1,060      $2,292
--------------------------------------------------------------------------------------------------
Class S                                                    $ 99     $  308     $  534      $1,185
--------------------------------------------------------------------------------------------------
Class Z                                                    $ 99     $  308     $  534      $1,185

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) any fee reductions proposed in this Prospectus/Proxy Statement are approved; (3) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (4) expense ratios are based on pro forma combined average net assets for the year ended June 30, 2000.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF YOUR ACQUIRED FUND AND THE SELECT VALUE FUND COMPARE?

This table shows the investment goal and primary investment strategies of each
Fund:

------------------------------------------------------------------------------------------------------------------
           DISCIPLINED STOCK FUND                   SMALL CAP FUND                      SELECT VALUE FUND
------------------------------------------------------------------------------------------------------------------
     INVESTMENT GOAL: The Disciplined     INVESTMENT GOAL: The Small Cap Fund  INVESTMENT GOAL: The Select Value
     Stock Fund seeks long-term growth.   seeks long-term growth by investing  Fund seeks long-term growth.
                                          primarily in smaller capitalization
                                          equities.
------------------------------------------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES: The   PRIMARY INVESTMENT STRATEGIES: The   PRIMARY INVESTMENT STRATEGIES: The
     Disciplined Stock Fund seeks to      Small Cap Fund seeks to achieve its  Select Value Fund seeks to achieve
     achieve its goal by investing all    goal as follows:                     its goal as follows:
     of its investable assets in the
     Master Fund. The Master Fund         - The Fund invests at least 65% of   - The Fund invests primarily in
     invests its assets as follows:         its total assets in small            middle capitalization stocks
                                            capitalization stocks (defined as    (defined as stocks with market
     - The Master Fund invests primarily    stocks with market caps between      caps between $400 million and the
       in common stocks of                  $20 million and the largest          largest stock in the Russell
       mid-capitalization companies         market capitalization in the         Midcap Index or any stock in the
       (defined as stocks with market       Russell 2000 Index or any stock      S&P MidCap 400 index at the time
       caps between $2.2 and $9.0           in the S&P Small Cap 600 Index at    of purchase).
       billion at the time of purchase).    the time of purchase).
     - The Master Fund may also invest
       in companies having large market
       capitalizations (defined as
       stocks with market caps greater
       than $9.0 billion at the time of
       purchase) and up to 25% of its
       total assets in foreign stocks.
     - The Master Fund uses a "blend"
       strategy by investing in "growth"
       and/or "value" companies.
------------------------------------------------------------------------------------------------------------------

The following compares the primary investment strategies that each of the Disciplined Stock Fund and the Small Cap Fund, on the one hand, and the Select Value Fund, on the other hand, uses to achieve its investment goal:

     - The Disciplined Stock Fund (through the Master Fund) and the Select Value Fund invest primarily in mid-capitalization stocks, although the Disciplined Stock Fund may also invest in companies having large capitalizations. The Small Cap Fund, on the other hand, invests primarily (at least 65% of total assets) in small capitalization stocks.

     - Unlike the other Funds, the Disciplined Stock Fund may invest up to 25% of its total assets in foreign stocks as part of its primary investment strategy.

     - The Disciplined Stock Fund uses a "blend" strategy by investing in "growth" and/or "value" companies.

The fundamental and non-fundamental investment policies of each of the Disciplined Stock Fund and the Small Cap Fund, on the one hand, and the Select Value Fund, on the other hand, are similar, except as follows:

     - Unlike the Select Value or Small Cap Funds, the Disciplined Stock Fund may not invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (with certain exceptions for American Depositary Receipts ("ADRs"));

     - Unlike the Select Value or Small Cap Funds, the Disciplined Stock Fund may not invest more than 5% of its total assets in restricted securities, other than so-called "Rule 144A securities";

     - The Select Value Fund is not permitted to have more than 5% of its total assets invested in real estate acquired as the result of owning securities, while there is no such restriction on the Acquired Funds; and

     - In addition to the foregoing significant considerations, the Disciplined Stock Fund has a number of investment restrictions to which the Select Value Fund is not subject. Many of these restrictions were imposed by regulations of state securities laws which are no longer applicable to mutual funds.

In addition, the Disciplined Stock Fund currently pursues its investment program by investing all of its assets in another investment company, the Master Fund. The Master Fund is advised by Stein Roe & Farnham Incorporated ("Stein Roe") and invests in a diversified portfolio of securities. This arrangement is known as a "master-feeder" structure. The Disciplined Stock Fund currently owns substantially all of the shares of the Master Fund, although a small interest in the Master Fund is also owned by Liberty Financial. If Proposal 1 is approved, prior to the Acquisition, the Master Fund is expected to liquidate the interests of Liberty Financial in the Master Fund and distribute all of its remaining assets to the Disciplined Stock Fund in exchange for all of the shares of the Master Fund owned by the Disciplined Stock Fund in complete liquidation of the Master Fund. As a result, immediately before the Acquisition, the Disciplined Stock Fund will cease to operate under a "master-feeder" structure.

For a complete list of the Funds' investment restrictions, see the Statement of Additional Information of each Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

5. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE SELECT VALUE FUND IF THE ACQUISITIONS OCCUR?

You will receive the same class of shares that you currently own in the Disciplined Stock Fund or the Small Cap Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares. The shares will also have the same distribution, purchase and redemption procedures as your current shares.

6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS?

Each Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Disciplined Stock Fund or the Small Cap Fund or either Fund's shareholders as a result of the Acquisitions.

The cost basis and holding period of your Disciplined Stock Fund or Small Cap Fund shares are expected to carry over to your new shares in the Select Value Fund.

       PROPOSAL 1 -- ACQUISITION OF THE STEIN ROE DISCIPLINED STOCK FUND
                        BY THE LIBERTY SELECT VALUE FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Disciplined Stock Fund by the Select Value Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

     What are the principal investment risks of the Select Value Fund, and how do they compare with the Disciplined Stock Fund?

     Because the Funds have similar goals and strategies, the principal risks associated with each Fund are similar. Each Fund is subject to market risk, management risk and the risks associated with value stocks. Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of the company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it. In addition, each Fund is subject to the risks associated with investing in smaller companies. Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources and may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes, may fluctuate more sharply in price than stocks of larger companies and may not be widely followed by the investment community. Because the Disciplined Stock Fund may invest up to 25% of its assets in foreign securities, it is also subject to the risks related to such securities. For more information about the principal investment risks of the Select Value Fund, please see the enclosed Prospectus of the Select Value Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1 and 2" of this combined Prospectus/Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Select Value Fund of the same class as the shares that you currently own in the Disciplined Stock Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - They will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Select Value Fund and of Liberty Funds Trust III ("Trust III").

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Select Value Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Disciplined Stock Fund to enter into the
Acquisition:

     - The Acquisition is expected to create a larger fund with similar investment goals and strategies to the Disciplined Stock Fund, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Disciplined Stock Fund shareholders, since operating expenses are paid by the Fund and reduce the investment return to Fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Disciplined Stock and Select Value Funds on July 31, 2000 and the Funds' current expense structures, the Select Value Fund's annualized expense ratio (exclusive of 12b-1 fees) immediately after the Acquisition would be about 0.19% lower than the Disciplined Stock Fund's current expense ratio (for example, a 1.03% expense ratio for Select Value Fund Class A shares, as compared to 1.22% currently for Disciplined Stock Fund Class S shares). Note that the 12b-1 fees on Class A, B and C shares of the Select Value Fund are, on a pro forma combined basis, 0.25%, 1.00%, and 1.00%, respectively. There are no 12b-1 fees on Class S shares of the Select Value Fund.

     - The Acquisition is expected to reduce expenses for all shareholders in the Select Value Fund after the Acquisitions because Liberty Financial has agreed to a new breakpoint in the management fee of 0.65% of average daily net assets in excess of $1 billion (as of July 31, 2000, the Select Value Fund would have had $1,604,472,826 in net assets on a pro forma combined basis, giving effect to the Acquisitions) to lower the overall annual fee from 0.70% to 0.68% (on a pro forma combined basis).

     - The Disciplined Stock Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth.

     - The Acquisition will permit a more focused value-style investment management team to concentrate its efforts on a single value equity approach rather than manage multiple portfolios with somewhat different investment approaches.

     - The Acquisition is intended to permit the Disciplined Stock Fund's shareholders to exchange their investment for an investment in the Select Value Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Disciplined Stock Fund shareholder redeemed his or her shares to invest in another fund, like the Select Value Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Disciplined Stock Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Select Value Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the Select Value Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the Select Value Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements of the Select Value Fund will remain in place;
(2) any fee reductions proposed in this combined Prospectus/Proxy Statement are approved; (3) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (4) the Select Value Fund acquires both of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the Select Value Fund or Liberty Financial.

     Although the Trustees are proposing that the Select Value Fund acquire both of the Acquired Funds, the acquisition of the Disciplined Stock Fund is not conditioned upon the acquisition of the Small Cap Fund. Accordingly, if the Disciplined Stock Fund's shareholders approve the acquisition of the Disciplined Stock Fund, but the Small Cap Fund's shareholders do not approve the acquisition of the Small Cap Fund, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 for the Class S shares of the Disciplined Stock Fund and the Class A shares (the oldest existing fund class) of the Select Value Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.
                             DISCIPLINED STOCK FUND

[BAR CHART]

1990                                                                  -5.81%
1991                                                                  34.04%
1992                                                                  14.05%
1993                                                                  20.42%
1994                                                                  -3.35%
1995                                                                  18.73%
1996                                                                  18.81%
1997                                                                  25.94%
1998                                                                 -11.25%
1999                                                                  10.51%

The Fund's year-to-date total return through September 30, 2000 was 11.35%.
For period shown in bar chart:
Best quarter: Second quarter 1999, +20.87%
Worst quarter: Third quarter 1998, -18.13%

                               SELECT VALUE FUND
[BAR CHART]

                                                              SELECT VALUE FUND
                                                              -----------------
1990                                                                    -10.55%
1991                                                                     34.09%
1992                                                                     11.00%
1993                                                                      9.99%
1994                                                                     -2.66%
1995                                                                     38.00%
1996                                                                     20.47%
1997                                                                     33.20%
1998                                                                     14.36%
1999                                                                      9.11%

The Fund's year-to-date total return through September 30, 2000 was 13.01%.
For period shown in bar chart:
Best quarter: First quarter 1991, +20.19%
Worst quarter: Third quarter 1990, -19.69%

     The following tables list each Fund's average annual return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, including the applicable sales charge for Class A, B and C shares of the Select Value Fund. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

DISCIPLINED STOCK FUND(1)

                                                              1 YEAR    5 YEARS    10 YEARS
Class S(%)                                                    10.51      11.74      11.31
-------------------------------------------------------------------------------------------
S&P Index(%)                                                  14.72      23.05      17.32

SELECT VALUE FUND(1)(2)

                                                              1 YEAR    5 YEARS    10 YEARS
Class A(%)                                                     2.84      21.10      14.00
-------------------------------------------------------------------------------------------
Class B(%)                                                     3.46      21.42      14.03(3)
-------------------------------------------------------------------------------------------
Class C(%)                                                     7.30      22.13(3)   14.48(3)
-------------------------------------------------------------------------------------------
Class Z(%)                                                     9.29(3)   22.58(3)   14.70(3)
-------------------------------------------------------------------------------------------
S&P Index(%)                                                  14.72      23.05      17.32
-------------------------------------------------------------------------------------------
Lipper Average(%)                                             39.35      23.31      16.04

---------------
(1) Each Fund's return is compared to the Standard & Poor's Midcap 400 Index ("S&P Index"), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. Unlike the Funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Select Value Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Mid Cap Average Fund category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Select Value Fund. Sales charges are not reflected in the Lipper Average.

(2) Class S shares of the Select Value Fund, which were not in existence as of December 31, 1999, are not included in the table.

(3) Class B, Class C and Class Z are newer classes of shares. Their performance information includes returns of the Select Value Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and Class C shares would be lower and the returns for periods prior to the inception of Class Z shares would be higher. Class A shares were initially offered on July 21, 1949, Class B shares were initially offered on June 8, 1992, Class C shares were initially offered on August 1, 1997 and Class Z shares were initially offered on January 11, 1999.

THE TRUSTEES OF THE STEIN ROE TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for Proposal 1

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among the Stein Roe Trust on behalf of the Disciplined Stock Fund, Trust III on behalf of the Select Value Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Disciplined Stock Fund outstanding at the record date for the Meetings.

         PROPOSAL 2 -- ACQUISITION OF THE LIBERTY SMALL-CAP VALUE FUND
                        BY THE LIBERTY SELECT VALUE FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Small Cap Fund by the Select Value Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

     What are the principal investment risks of the Select Value Fund, and how do they compare with the Small Cap Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Each Fund is subject to market risk, management risk and the risks associated with value stocks. Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of the company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it. In addition, although each Fund is subject to the risks associated with investing in smaller companies, the Small Cap Fund is particularly exposed to such risks due to its concentration in small capitalization stocks. Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources and may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes, may fluctuate more sharply in price than stocks of larger companies and may not be widely followed by the investment community. For more information about the principal investment risks of the Select Value Fund, please see the enclosed Prospectus of the Select Value Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

     SHAREHOLDERS OF THE SMALL CAP FUND SHOULD NOTE THAT THE SELECT VALUE FUND IS PRIMARILY A "MID CAP" FUND, NOT A "SMALL CAP" FUND.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1 and 2" of this combined Prospectus/Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Select Value Fund of the same class as the shares that you currently own in the Small Cap Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - They will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - Your Select Value Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, if applicable, the new shares will continue to age from the date you purchased your Small Cap Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Select Value Fund and of Liberty Funds Trust III ("Trust III").

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Select Value Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Small Cap Fund to enter into the Acquisition:

     - The Acquisition is expected to create a larger fund with somewhat similar investment goals and strategies to the Small Cap Fund, but with lower operating expenses as a percentage of fund assets. This expense ratio reduction would benefit Small Cap Fund shareholders, since operating expenses are paid by the Fund and reduce the investment return to Fund shareholders. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Small Cap and Select Value Funds on July 31, 2000 and the Funds' current expense structures, the Select Value Fund's annualized expense ratio (exclusive of 12b-1 fees) immediately after the Acquisitions would be about 0.21% lower than the Small Cap Fund's current expense ratio (for example, for Class A shares, a 1.03% expense ratio for the Select Value Fund, as compared to 1.24% currently for the Small Cap Fund). Note that the 12b-1 fees on Class A, B and C shares of the Small Cap Fund and the Select Value Fund on a pro forma combined basis are 0.25%, 1.00%, and 1.00%, respectively.

     - The Acquisition is expected to reduce expenses for all shareholders in the Select Value Fund after the Acquisitions because Liberty Financial has agreed to a new breakpoint in the management fee of

       0.65% of average daily net assets in excess of $1 billion (as of July 31, 2000, the Select Value Fund would have had $1,604,472,826 in net assets on a pro forma combined basis, giving effect to the Acquisitions) to lower the overall annual fee from 0.70% to 0.68% (on a pro forma combined basis).

     - The Small Cap Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth.

     - The Select Value Fund has a superior performance record to the Small Cap Fund for each of the one, five and ten-year periods ending July 31, 2000, with the Class A shares (without giving effect to applicable sales charges) of the Select Value Fund achieving average annual total returns for such periods of 13.56%, 18.09% and 15.24%, respectively, and the Class A shares (without giving effect to applicable sales charges) of the Small Cap Fund achieving average annual total returns of 8.53%, 8.91% and 11.36%, respectively. See "Proposal 2 -- Information about the Acquisition -- Performance Information" for a discussion of how these returns were calculated.

     - The Acquisition will permit a more focused value-style investment management team to concentrate its efforts on a single value equity approach rather than manage multiple portfolios with somewhat different investment approaches.

     - The Acquisition is intended to permit the Small Cap Fund's shareholders to exchange their investment for an investment in the Select Value Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Small Cap Fund shareholder redeemed his or her shares to invest in another fund, like the Select Value Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Small Cap Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Select Value Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     In reviewing the Acquisition, the Trustees also considered the fact that the unrealized gain exposure in the Small Cap Fund's portfolio will potentially increase as a result of the Acquisition. This may increase and accelerate a Small Cap Fund shareholder's exposure to federal income taxes. This means that, in the future, a Value Fund shareholder may be liable for a greater amount of federal income taxes than he or she otherwise would pay as a shareholder of the Value Fund. The Trustees also considered the fact that a shareholder of the Small Cap Fund will become a shareholder of a fund that invests primarily in mid cap securities, rather than primarily in small cap securities. The Trustees determined, despite these considerations, that on balance the Acquisition is in the best interests of the Small Cap Fund's shareholders.

     The projected post-Acquisition expense reductions presented above are based on the Select Value Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) any fee reductions proposed in this combined Prospectus/Proxy Statement are approved; (3) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (4) the Select Value Fund acquires both of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the Select Value Fund or Liberty Financial. No assurance can be given that the Select Value Fund will achieve any particular level of performance after the Acquisition.

     Although the Trustees are proposing that the Select Value Fund acquire both of the Acquired Funds, the acquisition of the Small Cap Fund is not conditioned upon the acquisition of the Disciplined Stock Fund. Accordingly, if the Small Cap Fund's shareholders approve the acquisition of the Small Cap Fund, but the Disciplined Stock Fund's shareholders do not approve the acquisition of the Disciplined Stock Fund, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 2 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 for the Class A shares of each of the Small Cap Fund and the Select Value Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                 SMALL CAP FUND

[BAR CHART]

                                                              SMALL CAP FUND
                                                              --------------
1990                                                                 -23.65%
1991                                                                  18.96%
1992                                                                  20.65%
1993                                                                  18.83%
1994                                                                   6.30%
1995                                                                  37.55%
1996                                                                  18.35%
1997                                                                  23.88%
1998                                                                  -6.16%
1999                                                                   4.13%

The Fund's year-to-date total return through September 30, 2000 was 14.44%.
For period shown in bar chart:
Best quarter: First quarter 1991, +19.88%
Worst quarter: Third quarter 1998, -26.10%

                               SELECT VALUE FUND

[BAR CHART]

                                                              SELECT VALUE FUND
                                                              -----------------
1990                                                                    -10.66%
1991                                                                     34.09%
1992                                                                     11.00%
1993                                                                      9.99%
1994                                                                     -2.56%
1995                                                                     38.00%
1996                                                                     20.47%
1997                                                                     33.20%
1998                                                                     14.35%
1999                                                                      9.11%

The Fund's year-to-date total return through September 30, 2000 was 13.01%.
For period shown in bar chart:
Best quarter: First quarter 1991, +20.19%
Worst quarter: Third quarter 1990, -19.69%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, including the applicable sales charge for Class A, B and C shares of the Small Cap Fund and Select Value Fund. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

SMALL CAP FUND(1)

                                                              1 YEAR    5 YEARS    10 YEARS
Class A (%)                                                   (1.85)     13.18       9.90
-------------------------------------------------------------------------------------------
Class B (%)                                                   (1.64)     13.45       9.98(2)
-------------------------------------------------------------------------------------------
Class C (%)                                                    2.41      13.89(2)   10.24(2)
-------------------------------------------------------------------------------------------
Class Z (%)                                                    4.42      14.78(2)   10.68(2)
-------------------------------------------------------------------------------------------
Russell Index (%)                                             21.26      16.69      13.40

SELECT VALUE FUND(3)(4)

                                                              1 YEAR    5 YEARS    10 YEARS
Class A (%)                                                    2.84      21.10      14.00
-------------------------------------------------------------------------------------------
Class B (%)                                                    3.46      21.42      14.03(5)
-------------------------------------------------------------------------------------------
Class C (%)                                                    7.30      22.13(5)   14.48(5)
-------------------------------------------------------------------------------------------
Class Z (%)                                                    9.29(5)   22.58(5)   14.70(5)
-------------------------------------------------------------------------------------------
S&P Index (%)                                                 14.72      23.05      17.32
-------------------------------------------------------------------------------------------
Lipper Average (%)                                            39.35      23.31      16.04

---------------
(1) The Small Cap Fund's return is compared to the Russell 2000 Index ("Russell Index"), an unmanaged index that tracks the performance of small capitalization stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

(2) Class B, Class C and Class Z are newer classes of shares. Their performance information includes returns of the Small Cap Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and C shares would be lower and the returns for periods prior to the inception of Class Z shares would be higher. Class A shares were initially offered on July 25, 1986, Class B shares were initially offered on November 9, 1992, Class C shares were initially offered on January 15, 1996 and Class Z shares were initially offered on July 31, 1995.

(3) The Select Value Fund's return is compared to the Standard & Poor's Midcap 400 Index ("S&P Index"), an unmanaged index that tracks the performance of middle-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Select Value Fund's return is also compared to the average return of the funds included in the Lipper, Inc. Mid Cap Average Fund category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

(4) Class S shares of the Select Value Fund, which were not in existence as of December 31, 1999, are not included in the table.

(5) Class B, Class C and Class Z are newer classes of shares. Their performance information includes returns of the Select Value Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. These Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of Class B and Class C shares would be lower and the returns for periods prior to the inception of Class Z shares would be higher. Class A shares were initially offered on July 21, 1949, Class B shares were initially offered on June 8, 1992, Class C shares were initially offered on August 1, 1997 and Class Z shares were initially offered on January 11, 1999.

THE TRUSTEES OF TRUST VI UNANIMOUSLY RECOMMEND APPROVAL OF THE
AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration of Trust (the "Declaration") establishing Trust VI provides that any series of Trust VI (such as the Small Cap Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Small Cap Fund may be terminated by majority vote of the Small Cap Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Small Cap Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 2

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust VI on behalf of the Small Cap Fund, Trust III on behalf of the Select Value Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Small Cap Fund outstanding at the record date for the Meetings.

INFORMATION APPLICABLE TO PROPOSALS 1 AND 2

  Terms of the Agreement and Plan of Reorganization

     If approved by the shareholders of each Acquired Fund, the Acquisitions are expected to occur on or around January 16, 2001 under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

     - Each Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Select Value Fund in exchange for shares of the same class of the Select Value Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

     - The Acquisitions will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 12, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisitions.

     - The shares of each class of the Select Value Fund received by each Acquired Fund will be distributed to each Acquired Fund's respective shareholders of the same class pro rata in accordance with their percentage ownership of each class of such Acquired Fund in full liquidation of such Acquired Fund.

     - After the Acquisitions, each Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     - Each Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; each Acquisition may be terminated at any time with the approval of the Trustees of the Stein Roe Trust or Trust VI, as the case may be, and Trust III.

     Although the Trustees are proposing that the Select Value Fund acquire each of the Acquired Funds, the Acquisition proposed in each Proposal is not conditioned upon the approval of the Acquisition proposed in the other Proposal. Accordingly, in the event that the shareholders of the respective Acquired Funds approve one but not the other Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described above.

     Shareholders who object to the Acquisitions will not be entitled under Massachusetts law or the Declaration of Trust of the Stein Roe Trust or Trust VI to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions are consummated, shareholders will be free to redeem the shares which they receive in the transaction at their current net asset value, plus any applicable CDSC. In addition, shares may be redeemed (at net asset value plus any applicable CDSC) at any time prior to the consummation of the Acquisitions.

     The form of Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement is a general form which will be used for each of the Acquisitions. There will be a separate Agreement and Plan of Reorganization with respect to each Acquisition, among the Stein Roe Trust or Trust VI, as applicable, on behalf of the relevant Acquired Fund, Trust III on behalf of the Select Value Fund, and Liberty Financial. The form of Agreement and Plan of Reorganization for each Acquisition has been filed with the SEC as part of the Registration Statement of which this Prospectus/Proxy Statement forms a part. Please see page 3 of this Prospectus/Proxy Statement for information on how to obtain a copy of the Registration Statement or the form of Agreement and Plan of Reorganization for your Fund's Acquisition.

  Federal Income Tax Consequences

     Each Acquisition is intended to be a tax-free reorganization. Ropes & Gray or Bell, Boyd & Lloyd LLC, as the case may be, has delivered to each Acquired Fund and the Select Value Fund an opinion, and the closing of each Acquisition will be conditioned on receipt of a letter from Ropes & Gray or Bell, Boyd & Lloyd LLC, as applicable, confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by either Acquired Fund or the shareholders of either Acquired Fund as a result of each Acquisition;

     - under Section 358 of the Code, the tax basis of the Select Value Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Disciplined Stock Fund or Small Cap Fund shares;

     - under Section 1223(1) of the Code, your holding period for the Select Value Fund shares you receive will include the holding period for your Disciplined Stock Fund or Small Cap Fund shares if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Select Value Fund as a result of each Acquisition;

     - under Section 362(b) of the Code, the Select Value Fund's tax basis in the assets that the Select Value Fund receives from each Acquired Fund will be the same as such Acquired Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Select Value Fund's holding period in such assets will include the relevant Acquired Fund's holding period in such assets.

     The opinions are, and the confirmation letters will be, based on certain factual certifications made by officers of each Trust. The opinions are not a guarantee that the tax consequences of the Acquisitions will be as described above. Prior to the closing of the Acquisitions, each Acquired Fund and the Select Value Fund will distribute to their shareholders all of their respective investment company taxable income and net realized capital gains that have not previously been distributed to shareholders. Such distributions will be taxable to the shareholders of the respective Funds.

     This description of the federal income tax consequences of the Acquisitions does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

                     PROPOSAL 3 -- ELECTION OF TRUSTEES BY
                 STEIN ROE DISCIPLINED STOCK FUND SHAREHOLDERS

THE PROPOSAL

     The purpose of this proposal is to elect six new members as well as five of the currently serving members of the Board of Trustees of both (1) the Stein Roe Trust, of which the Disciplined Stock Fund is a series, and (2) the Base Trust, of which the Master Fund is a series. You will be asked to vote both to elect the nominees listed below to the Board of Trustees of the Stein Roe Trust and to authorize the Disciplined Stock Fund to cast votes for election of the same nominees to the Board of Trustees of the Base Trust. Your approval or disapproval of each nominee for Trustee of the Stein Roe Trust in Proposal 3 will be voted in the same manner for or against each nominee for Trustee of the Base Trust. All of the nominees listed below, except for the proposed six new members (Ms. Verville and Messrs. Lowry, Macera, Mayer, Neuhauser and Stitzel), are currently members of the Boards of Trustees of the Stein Roe Trust and the Base Trust, as well as two Stein Roe closed-end funds and six other Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members of the Board of Trustees of the Stein Roe Trust, other than Mr. Palombo, have been previously elected by the shareholders of the Stein Roe Trust. All of the currently serving members of the Board of Trustees of the Base Trust, other than Ms. Kelly and Mr. Palombo, have been previously elected by the shareholders of the Base Trust. The proposed six new members currently serve on the Board of Trustees of nine Liberty closed-end funds and eight Liberty open-end trusts (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end funds and nine Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and were recommended for election as Trustees of the Stein Roe Trust and the Base Trust by the Board of Trustees of the respective Trusts at special meetings held on October 17, 2000. Each of the nominees elected will serve as a Trustee until the next meeting of shareholders of the Stein Roe Trust or the Base Trust, as the case may be, called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and the Stein Roe Trust's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meetings in favor of the election of the nominees named below as Trustees of the Stein Roe Trust and the Base Trust (if so instructed). If any nominee listed below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

NOMINEE NAME & AGE           PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS          TRUSTEE SINCE
------------------      ----------------------------------------------------    -------------
Douglas A. Hacker       Executive Vice President and Chief Financial Officer        1996
(43)                    of UAL, Inc. (airline) since July 1999; Senior Vice
                        President and Chief Financial Officer of UAL, Inc.
                        prior thereto.
Janet Langford Kelly    Executive Vice President -- Corporate Development,          1996
(41)                    General Counsel, and Secretary of Kellogg Company
                        (food, beverage and tobacco producer) since
                        September 1999; Senior Vice President, Secretary and
                        General Counsel of Sara Lee Corporation (branded,
                        packaged, consumer-products manufacturer) prior
                        thereto.

NOMINEE NAME & AGE           PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS          TRUSTEE SINCE
------------------      ----------------------------------------------------    -------------
Richard W. Lowry        Private Investor since 1987. (Formerly Chairman and      New nominee
(64)                    Chief Executive Officer of U.S. Plywood Corporation
                        (building products producer) from August 1985 to
                        August 1987.)

Salvatore Macera        Private Investor since 1981. (Formerly Executive         New nominee
(69)                    Vice President and Director of Itek Corporation
                        (electronics) from 1975 to 1981.)

William E. Mayer(2)     Partner, Park Avenue Equity Partners (venture            New nominee
(60)                    capital), since November 1996; Dean, College of
                        Business and Management, University of Maryland,
                        prior thereto; Director, Johns Manville (building
                        products producer), Lee Enterprises (print and
                        on-line media) and WR Hambrecht + Co. (financial
                        services provider).

Charles R. Nelson       Van Voorhis Professor, Department of Economics,             1981
(57)                    University of Washington; Consultant on economic and
                        statistical matters.

John J. Neuhauser       Academic Vice President and Dean of Faculties,           New nominee
(57)                    Boston College, since August 1999; Dean, Boston
                        College School of Management, prior thereto.

Joseph R. Palombo(3)    Trustee of the Liberty Mutual Funds since August            2000
(47)                    2000; Executive Vice President and Director of
                        Colonial and Stein Roe since April 1999; Executive
                        Vice President and Chief Administrative Officer of
                        Liberty Funds Group LLC since April 1999; Director
                        of AlphaTrade Inc. (broker-dealer), Colonial
                        Advisory Services, Inc., Liberty Funds Distributor,
                        Inc. and Liberty Funds Services, Inc. since April
                        1999. (Formerly Vice President of the Stein Roe
                        Mutual Funds from April 1999 to October 2000, Vice
                        President of the Liberty Mutual Funds from April
                        1999 to August 2000, and Chief Operating Officer of
                        Putnam Mutual Funds (investments) from 1994 to
                        1998.)

Thomas E. Stitzel       Business Consultant since 1999; Professor of Finance     New nominee
(64)                    and Dean, College of Business, Boise State
                        University, prior thereto; Chartered Financial
                        Analyst.

Thomas C. Theobald      Managing Director, William Blair Capital Partners           1996
(62)                    (private equity investing), since 1994; Chief
                        Executive Officer and Chairman of the Board of
                        Directors of Continental Bank Corporation (banking
                        services) prior thereto.

Anne-Lee Verville       Consultant since 1997; General Manager, Global           New nominee
(55)                    Education Industry (global education applications),
                        prior thereto. (Formerly President, Applications
                        Solutions Division, IBM Corporation (global
                        education and global applications), from 1991 to
                        1994.)

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of the Stein Roe Trust and the Base Trust are not standing for reelection:

                                                                                     TRUSTEE
TRUSTEE NAME & AGE             PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS              SINCE
------------------      -------------------------------------------------------    -----------
John A. Bacon Jr.       Private investor.                                             1998
(72)
William W. Boyd         Chairman and Director of Sterling Plumbing                    1994
(72)                    (manufacturer of plumbing products).

Lindsay Cook(2)         Executive Vice President of Liberty Financial since           1994
(47)                    March 1997; Senior Vice President prior thereto.

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Cook is an "interested person," as defined in the 1940 Act, because he is an officer of Liberty Financial.

TRUSTEES' COMPENSATION

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Stein Roe Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, Messrs. Boyd and Bacon, two of the Trustees currently serving on the Board of Trustees of the Stein Roe Trust who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds, will receive certain payments after completing their service on the Board. Mr. Boyd will receive a payment of $50,000 upon his departure. Mr. Bacon will receive payments at an annual rate equal to the 1999 compensation of the Trustees of the Liberty Mutual Funds until he would otherwise have retired at age 74. The payments to Mr. Bacon will be made quarterly, beginning in 2001. Liberty Financial and the Stein Roe Mutual Funds will each bear one-half of the cost of the payments to Messrs. Boyd and Bacon; the Stein Roe Mutual Funds' portion of the payments will be allocated among the Stein Roe Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Stein Roe Mutual Funds consists of six non-interested Trustees and two interested Trustees.

     Audit Committee. The Audit Committee of the Stein Roe Mutual Funds, consisting of Messrs. Hacker (Chairman), Bacon, Boyd, Nelson and Theobald and Ms. Kelly, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Stein Roe Mutual Funds, consisting of Messrs. Boyd and Nelson, both of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Nominating Committee. The Nominating Committee of the Stein Roe Mutual Funds, consisting of Messrs. Boyd and Nelson, both of whom are non-interested Trustees, recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of the Stein Roe Trust, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

     Executive Committee. The Executive Committee of the Stein Roe Mutual Funds, consisting of Mr. Boyd, a non-interested Trustee, and Mr. Cook, an interested Trustee, is authorized to take certain actions delegated to it by the full Board of Trustees and to exercise the full powers of the Board of Trustees, with some exceptions, between Board meetings.

     Record of Board and Committee Meetings. During the fiscal year ended September 30, 2000, the Board of Trustees of the Stein Roe Trust held five meetings, the Audit Committee held four meetings, the Compensation Committee held no meetings, the Nominating Committee held no meetings, and the Executive Committee held one meeting.

     During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE
DISCIPLINED STOCK FUND VOTE FOR EACH NOMINEE IN PROPOSAL 3.

  Required Vote for Proposal 3

     A plurality of the votes cast at the Meetings for the Stein Roe Trust, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the Stein Roe Trust. Since the number of Trustees for the Stein Roe Trust has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected as Trustees of the Stein Roe Trust.

     Shareholders of the Disciplined Stock Fund vote together with the other shareholders of the Master Fund and with the shareholders of the feeder funds of the other master funds which are series of the Base Trust for the election of Trustees of the Base Trust. A plurality of the votes cast at the Meetings for the Base Trust, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the Base Trust. Since the number of Trustees for the Base Trust has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected as Trustees of the Base Trust.

                     PROPOSAL 4 -- ELECTION OF TRUSTEES BY
                   LIBERTY SMALL-CAP VALUE FUND SHAREHOLDERS

THE PROPOSAL

     You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust VI. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust VI, as well as nine Liberty closed-end funds and seven other Liberty open-end trusts (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end funds and eight other Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust VI. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at meetings held on October 25 and 26, 2000. Each of the nominees elected will serve as a Trustee of Trust VI until the next meetings of shareholders of Trust VI called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and the Trustees of Trust VI have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meetings in favor of the election of the nominees named below as Trustees of Trust VI (if so instructed). If any nominee listed below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

NOMINEE NAME & AGE                       PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS      TRUSTEE SINCE
------------------                     ---------------------------------------------    -------------
Douglas A. Hacker                      Executive Vice President and Chief Financial
(43)                                   Officer of UAL, Inc. (airline) since July        New nominee
                                       1999; Senior Vice President and Chief
                                       Financial Officer of UAL, Inc. prior thereto.

Janet Langford Kelly                   Executive Vice President -- Corporate
(41)                                   Development, General Counsel, and Secretary      New nominee
                                       of Kellogg Company (food, beverage and
                                       tobacco producer) since September 1999;
                                       Senior Vice President, Secretary and General
                                       Counsel of Sara Lee Corporation (branded,
                                       packaged, consumer-products manufacturer)
                                       prior thereto.

Richard W. Lowry                       Private Investor since 1987. (Formerly
(64)                                   Chairman and Chief Executive Officer of U.S.         1995
                                       Plywood Corporation (building products
                                       producer) from August 1985 to August 1987.)

Salvatore Macera                       Private Investor since 1981. (Formerly
(69)                                   Executive Vice President and Director of Itek        1998
                                       Corporation (electronics) from 1975 to 1981.)

William E. Mayer(2)                    Partner, Park Avenue Equity Partners (venture
(60)                                   capital), since November 1996; Dean, College         1994
                                       of Business and Management, University of
                                       Maryland, prior thereto; Director, Johns
                                       Manville (building products producer), Lee
                                       Enterprises (print and on-line media) and WR
                                       Hambrecht + Co. (financial services
                                       provider).

Charles R. Nelson                      Van Voorhis Professor, Department of
(57)                                   Economics, University of Washington;             New nominee
                                       Consultant on economic and statistical
                                       matters.

John J. Neuhauser                      Academic Vice President and Dean of
(57)                                   Faculties, Boston College, since August 1999;        1985
                                       Dean, Boston College School of Management,
                                       prior thereto.

NOMINEE NAME & AGE                       PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS      TRUSTEE SINCE
------------------                     ---------------------------------------------    -------------
Joseph R. Palombo(3)                   Trustee of the Stein Roe Mutual Funds since
(47)                                   October 2000; Executive Vice President and           2000
                                       Director of Colonial and Stein Roe since
                                       April 1999; Executive Vice President and
                                       Chief Administrative Officer of Liberty Funds
                                       Group LLC since April 1999; Director of
                                       AlphaTrade Inc. (broker-dealer), Colonial
                                       Advisory Services, Inc., Liberty Funds
                                       Distributor, Inc. and Liberty Funds Services,
                                       Inc. since April 1999. (Formerly Vice
                                       President of the Stein Roe Mutual Funds from
                                       April 1999 to October 2000, Vice President of
                                       the Liberty Mutual Funds from April 1999 to
                                       August 2000, and Chief Operating Officer of
                                       Putnam Mutual Funds (investments) from 1994
                                       to 1998.)

Thomas E. Stitzel                      Business Consultant since 1999; Professor of
(64)                                   Finance and Dean, College of Business, Boise         1998
                                       State University, prior thereto; Chartered
                                       Financial Analyst.

Thomas C. Theobald                     Managing Director, William Blair Capital
(62)                                   Partners (private equity investing), since       New nominee
                                       1994; Chief Executive Officer and Chairman of
                                       the Board of Directors of Continental Bank
                                       Corporation (banking services) prior thereto.

Anne-Lee Verville                      Consultant since 1997; General Manager,
(55)                                   Global Education Industry (global education          1998
                                       applications), prior thereto. (Formerly
                                       President, Applications Solutions Division,
                                       IBM Corporation (global education and global
                                       applications), from 1991 to 1994.)

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of Trust VI are not standing for reelection:

TRUSTEE NAME & AGE                 PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS          TRUSTEE SINCE
------------------                 -----------------------------------------          -------------
Tom Bleasdale                 Retired (formerly Chairman of the Board and Chief         1987
(70)                          Executive Officer, Shore Bank & Trust Company
                              (banking services) from 1992 to 1993); Director,
                              Empire Co. (food distributor).

Lora S. Collins               Attorney (formerly Attorney, Kramer Levin Naftalis &      1991
(65)                          Frankel LLP (law firm) from 1986 to 1996).

James E. Grinnell             Private investor since November 1988.                     1995
(72)

TRUSTEE NAME & AGE                 PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS          TRUSTEE SINCE
------------------                 -----------------------------------------          -------------
James L. Moody, Jr.           Retired (formerly Chairman of the Board, Hannaford        1986
(70)                          Bros. Co. (food retailer) from 1984 to 1997 and
                              Chief Executive Officer prior thereto).

---------------

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

TRUSTEES' COMPENSATION

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Mutual Funds who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age 72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its investment advisor affiliates, but is considered interested as a result of his affiliation with a broker-dealer. Mr. Palombo is an interested person because of his affiliation with Liberty Financial.

     Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures, and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its investment advisor affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of Trust VI, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621

     Record of Board and Committee Meetings. During the fiscal year ended June 30, 2000, the Board of Trustees of Trust VI held six meetings, the Audit Committee held four meetings, the Compensation Committee held two meetings, and the Governance Committee held six meetings.

     During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE SMALL CAP FUND VOTE FOR EACH NOMINEE IN PROPOSAL 4.

  Required Vote for Proposal 4

     A plurality of the votes cast at the Meetings for Trust VI, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust VI. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

                                    GENERAL

VOTING INFORMATION

     The Trustees of the Stein Roe Trust and Trust VI are soliciting proxies from the shareholders of each Acquired Fund in connection with the Meetings, which have been called to be held at 10:00 a.m. Eastern Time on December 27, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts 02111-2621. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards and inserts are being mailed to shareholders beginning on or about November 17, 2000.

  Information About Proxies and the Conduct of the Meetings

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Disciplined Stock Fund or the Small Cap Fund or by employees or agents of Stein Roe or Colonial and their affiliated companies. In addition, Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated total cost of $700,000 for all of the proposed acquisitions of funds in the Liberty and Stein Roe Mutual Fund groups scheduled to take place in January 2001.

  Voting Process

     You can vote in any one of the following four ways:

     a.  By mail, by filling out and returning the enclosed proxy card;

     b. By phone, by calling toll-free 1-877-518-9416 between the hours of 9:00 a.m. and 11:00 p.m. Eastern Time and following the instructions;

     c. By fax (not available for all shareholders; refer to enclosed proxy insert); or

     d.  In person at the Meetings.

     Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meetings. Shareholders of the Small Cap Fund are entitled to cast one vote for each share owned on the record date. Shareholders of the Disciplined Stock Fund are entitled to cast a number of votes equal to the dollar net asset value of shares owned as of record date. The net asset value of a Class S share of the Disciplined Stock Fund on the record date was $20.11. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

     Costs. The estimated costs of the Meetings, including the costs of soliciting proxies, and the costs of the Acquisitions to be borne by the Disciplined Stock Fund, the Small Cap Fund and the Select Value Fund are approximately $121,000, $327,000 and $68,000, respectively. Liberty Financial is also bearing a portion of such costs. This portion to be borne by Liberty Financial is in addition to the amounts to be borne by the Funds.

     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy card. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Secretary of your Acquired Fund, by properly executing and submitting a later-dated proxy or by attending the Meetings and voting in person.

     Votes cast in person or by proxy at the Meetings will be counted by persons appointed by each Acquired Fund as tellers for the Meetings (the "Tellers"). Thirty percent (30%) of the shares of each of the Disciplined Stock Fund and the Small Cap Fund outstanding on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the respective Funds at the Meetings. Shareholders of the Disciplined Stock Fund vote together with the shareholders of the other series of the Stein Roe Trust for the election of Trustees of the Stein Roe Trust; thirty percent (30%) of the outstanding shares of the Stein Roe Trust constitutes a quorum for voting on the election of Trustees. Shareholders of the Disciplined Stock Fund vote together with the other shareholders of the Master Fund and with the shareholders of the feeder funds of the other master funds which are series of the Base Trust for the election of Trustees of the Base Trust; thirty percent (30%) of the outstanding shares of the Base Trust constitutes a quorum for voting on the election of Trustees. Shareholders of the Small Cap Fund vote together with the shareholders of the other series of Trust VI for the election of Trustees of Trust VI; thirty percent (30%) of the outstanding shares of Trust VI constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposals 1 and 2 and will have no effect on the outcome of Proposals 3 and 4. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

     Advisors' and Underwriter's Addresses. The address of the Disciplined Stock Fund's investment advisor, Stein Roe & Farnham Incorporated, is One South Wacker Drive, Chicago, Illinois 60606. The address of the Small Cap Fund's and the Select Value Fund's investment advisor, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111-2621. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

     Information About Liberty Financial. On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Disciplined Stock Fund and the Stein Roe Trust and the Base Trust and for the Small Cap Fund and Trust VI the total number of shares outstanding as of September 29, 2000 for each class of the shares of each such Fund and Trust entitled to vote at the Meetings. It also lists for the Select Value Fund and Trust III the total number of shares outstanding as of September 29, 2000. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Trusts and their shareholdings in the Funds and Trusts.

     Adjournments; Other Business. If either Acquired Fund or the Trust of which it is a series, as applicable, has not received enough votes by the time of the Meetings to approve any Proposal, the persons named as proxies may propose that such Meetings be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund or Trust, as applicable, that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposals 3 and 4). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposals 3 and 4). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

     The Meetings have been called to transact any business that properly comes before them. The only business that management of each Acquired Fund intends to present or knows that others will present is Proposals 1 through 4. If any other matters properly come before the Meetings, and on all matters incidental to the conduct of the Meetings, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the relevant Acquired Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. The Stein Roe Trust and Trust VI do not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Funds or the Trusts must be received by the relevant Fund in writing a reasonable amount of time before the Trust solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to your Fund, care of the Stein Roe Trust or Trust VI, as applicable, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 is by and among [Name of Acquired Fund Trust] (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated __________, as amended, on behalf of [Name of Acquired Fund] (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust III (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Liberty Select Value Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for [Class A, B, C, Z and S] shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the

         Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4 With respect to Acquiring Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 [RESERVED]

     1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

3. CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on January 16, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended
             [               , ____________ ] of the Acquired Fund, audited by
             [PricewaterhouseCoopers LLP/Arthur Andersen] [and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended __________, 2000,], copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since __________, 2000;

        (g) Since __________, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date [(except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus)];

        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of __________, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended October 31, 1999 of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2000, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2000;

        (h) Since April 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

        (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

        (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued [Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares] of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

        (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable [Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares] of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;
            (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and
            (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

     7.2 The Acquiring Trust shall have received a favorable opinion from [Ropes & Gray/Bell, Boyd & Lloyd LLC], counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 [RESERVED]

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after __________, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after __________, 2000 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of [Ropes & Gray/Bell, Boyd & Lloyd LLC] satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the

            Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

        (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

        (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (h) The Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. All of the other out-of-pocket expenses (other than tabulation costs which will be borne in their entirety by Liberty Financial) of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, seventy-five percent (75%) of such expenses shall be borne by the Trust, on behalf of the Acquired Fund, and twenty-five percent (25%) of such expenses shall be borne by Liberty Financial; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund, fifty percent (50%) of such expenses shall be borne by the Acquiring Trust, on behalf of the Acquiring Fund, and fifty percent (50%) of such expenses shall be borne by Liberty Financial. The foregoing sentence shall be subject, however, to any undertaking by Liberty Financial to Liberty Funds Trust I, II, III, IV, V, VI, VII and IX (or any of their series) (collectively, the "Liberty Trusts") to limit the aggregate expenses (other than fees paid to governmental authorities for the registration or qualification of shares of the Liberty Trusts) of the transactions contemplated by this Agreement and other transactions involving the Liberty Trusts.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

        (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust III, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary or to [Name and Address of Trust], Attention: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          [NAME OF TRUST],
                                          on behalf of [Name of Acquired Fund]

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          LIBERTY FUNDS TRUST III,
                                          on behalf of Liberty Select Value Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                          Solely for purposes of Section 9.2
                                          of the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                              ----------------------------------

                                          Title:
                                             -----------------------------------

ATTEST:

---------------------------------------------------------

Name:
      -------------------------------------------------------

Title:
     -------------------------------------------------------

                                                                      APPENDIX B

                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE DISCIPLINED STOCK FUND AND THE STEIN ROE TRUST AND THE BASE TRUST AND THE SMALL CAP FUND AND TRUST VI AND SHARES OUTSTANDING OF THE SELECT VALUE FUND AND TRUST III

     For each class of each Acquired Fund's shares and each Trust's shares entitled to vote at the Meetings, and for each class of the Select Value Fund's shares and Trust III's shares, the number of shares outstanding as of September 29, 2000 was as follows:

                                            NUMBER OF SHARES OUTSTANDING AND
FUND OR TRUST                      CLASS            ENTITLED TO VOTE
-------------                      -----    --------------------------------
DISCIPLINED STOCK FUND...........    S                  24,316,487
STEIN ROE TRUST..................                      130,357,064
BASE TRUST.......................                    1,248,501,499
SMALL CAP FUND...................    A                   3,800,194
                                     B                   7,399,295
                                     C                     805,606
                                     Z                     323,230
TRUST VI.........................                       72,651,978
SELECT VALUE FUND................    A                  17,344,994
                                     B                  13,474,790
                                     C                   1,043,774
                                     S                           0
                                     Z                      47,567
TRUST III........................                      297,008,531

OWNERSHIP OF SHARES

     As of September 29, 2000, each Trust believes that the Trustees and officers of the respective Trusts, as a group, owned less than one percent of each class of shares of each Fund and of each Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

                                                                                         PERCENTAGE OF
                                                                       NUMBER OF          OUTSTANDING
                                                                   OUTSTANDING SHARES      SHARES OF
FUND AND CLASS                NAME AND ADDRESS OF SHAREHOLDER        OF CLASS OWNED       CLASS OWNED
--------------                -------------------------------      ------------------    -------------
DISCIPLINED STOCK FUND
CLASS S...................  Charles Schwab & Co., Inc.             4,740,438,926             19.50%
                            FBO American Express Conversion
                            Attn. Mutual Fund Operations
                            101 Montgomery Street
                            San Francisco, CA 94104

SMALL CAP FUND
CLASS A...................  Merrill Lynch Pierce Fenner & Smith    554,418,589               14.59%
                            For the Sole Benefit of its
                            Customers
                            Attn: Fund Administration #97B42
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

                                                                                         PERCENTAGE OF
                                                                       NUMBER OF          OUTSTANDING
                                                                   OUTSTANDING SHARES      SHARES OF
FUND AND CLASS                NAME AND ADDRESS OF SHAREHOLDER        OF CLASS OWNED       CLASS OWNED
--------------                -------------------------------      ------------------    -------------
CLASS B...................  Merrill Lynch Pierce Fenner & Smith    856,570,477               11.58%
                            For the Sole Benefit of its
                            Customers
                            Attn: Fund Administration #97B42
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

CLASS C...................  Merrill Lynch Pierce Fenner & Smith    225,647,473               28.01%
                            For the Sole Benefit of its
                            Customers
                            Attn: Fund Administration #97B42
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

CLASS Z...................  Colonial Counselor Growth Portfolio    87,555,097                27.09%
                            c/o Christie McCullough
                            245 Summer Street
                            Boston, MA 02111

                            Colonial Counselor Balanced             36,547,480               11.31%
                            Portfolio
                            c/o Christie McCullough
                            245 Summer Street
                            Boston, MA 02111

SELECT VALUE FUND
CLASS B...................  Merrill Lynch Pierce Fenner & Smith    716,672,622                5.32%
                            For the Sole Benefit of its
                            Customers
                            Attn: Fund Administration #97B42
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

CLASS C...................  Merrill Lynch Pierce Fenner & Smith    145,989,764               13.99%
                            For the Sole Benefit of its
                            Customers
                            Attn: Fund Administration #97B42
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

                            Banc One Securities Corp.               240,769,130              23.07%
                            FBO The one Select Portfolio
                            733 Greencrest Drive
                            Westerville, OH 43081

                            AG Edwards & Sons Cust                  88,068,956               11.85%
                            1209 Wayne Road
                            Haddonfield, NJ 08033

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the Select Value Fund upon consummation of the
Acquisition:

                                                                                  PERCENTAGE OF
                                                                              OUTSTANDING SHARES OF
                                                                                CLASS OWNED UPON
                                                                                 CONSUMMATION OF
FUND AND CLASS                           NAME AND ADDRESS OF SHAREHOLDER           ACQUISITION
--------------                           -------------------------------      ---------------------
DISCIPLINED STOCK FUND
CLASS S..............................  Charles Schwab & Co., Inc.                     19.41%
                                       FBO American Express Conversion
                                       Attn. Mutual Fund Operations
                                       101 Montgomery Street
                                       San Francisco, CA 94104

SMALL CAP FUND
CLASS A..............................  Merrill Lynch Pierce Fenner & Smith             3.49%
                                       For the Sole Benefit of its
                                       Customers
                                       Attn: Fund Administration #97B42
                                       4800 Deer Lake Drive E. 2nd Floor
                                       Jacksonville, FL 32246-6484

CLASS B..............................  Merrill Lynch Pierce Fenner & Smith             5.13%
                                       For the Sole Benefit of its
                                       Customers Attn: Fund Administration
                                       #97B42 4800 Deer Lake Drive E. 2nd
                                       Floor Jacksonville, FL 32246-6484

CLASS C..............................  Merrill Lynch Pierce Fenner & Smith            14.77%
                                       For the Sole Benefit of its
                                       Customers Attn: Fund Administration
                                       #97B42 4800 Deer Lake Drive E. 2nd
                                       Floor Jacksonville, FL 32246-6484

CLASS Z..............................  Colonial Counselor Growth Portfolio            24.66%
                                       c/o Christie McCullough
                                       245 Summer Street
                                       Boston, MA 02111

                                       Colonial Counselor Balanced                    10.29%
                                       Portfolio
                                       c/o Christie McCullough
                                       245 Summer Street
                                       Boston, MA 02111

SELECT VALUE FUND
CLASS B..............................  Merrill Lynch Pierce Fenner & Smith             2.96%
                                       For the Sole Benefit of its
                                       Customers Attn: Fund Administration
                                       #97B42 4800 Deer Lake Drive E. 2nd
                                       Floor Jacksonville, FL 32246-6484

                                                                                  PERCENTAGE OF
                                                                              OUTSTANDING SHARES OF
                                                                                CLASS OWNED UPON
                                                                                 CONSUMMATION OF
FUND AND CLASS                           NAME AND ADDRESS OF SHAREHOLDER           ACQUISITION
--------------                           -------------------------------      ---------------------
CLASS C..............................  Merrill Lynch Pierce Fenner & Smith             6.57%
                                       For the Sole Benefit of its
                                       Customers Attn: Fund Administration
                                       #97B42 4800 Deer Lake Drive E. 2nd
                                       Floor Jacksonville, FL 32246-6484

                                       Banc One Securities Corp.                      10.84%
                                       FBO The one Select Portfolio
                                       733 Greencrest Drive
                                       Westerville, OH 43081

                                       AG Edwards & Sons Cust                          3.96%
                                       1209 Wayne Road
                                       Haddonfield, NJ 08033

INFORMATION CONCERNING EXECUTIVE OFFICERS

     The following table sets forth certain information about the executive officers of each Fund:

                                                                                  YEAR OF
                                                                                ELECTION AS
EXECUTIVE OFFICER                                                                EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*         OFFICER
-----------------                        --------------------------------       ------------
Stephen E. Gibson....................  President of the Stein Roe Mutual            1998
(46)                                   Funds since November 1999; President
                                       of the Liberty Mutual Funds since
                                       June 1998; Chairman of the Board
                                       since July 1998, Chief Executive
                                       Officer and President since December
                                       1996, and Director since July 1996 of
                                       Colonial (formerly Executive Vice
                                       President of Colonial from July 1996
                                       to December 1996); Chairman of the
                                       Board, Director, Chief Executive
                                       Officer and President of Liberty
                                       Funds Group LLC ("LFG") since
                                       December 1998 (formerly Director,
                                       Chief Executive Officer and President
                                       of The Colonial Group, Inc. from
                                       December 1996 to December 1998);
                                       Director since September 2000,
                                       President since January 2000, and
                                       Vice Chairman since August 1998 of
                                       Stein Roe (formerly Assistant
                                       Chairman and Executive Vice President
                                       of Stein Roe from August 1998 to
                                       January 2000). (Formerly Managing
                                       Director of Marketing of Putnam
                                       Investments (investment advisor) from
                                       June 1992 to July 1996.)

                                                                                  YEAR OF
                                                                                ELECTION AS
EXECUTIVE OFFICER                                                                EXECUTIVE
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*         OFFICER
-----------------                        --------------------------------       ------------
William J. Ballou....................  Assistant Secretary of the Stein Roe         2000
(35)                                   Mutual Funds since May 2000;
                                       Secretary of the Liberty Mutual Funds
                                       since October 2000 (formerly
                                       Assistant Secretary of the Liberty
                                       Mutual Funds from October 1997 to
                                       October 2000); Vice President,
                                       Assistant Secretary and Counsel of
                                       Colonial since October 1997; Vice
                                       President and Counsel since April
                                       2000, and Assistant Secretary since
                                       December 1998 of LFG; Associate
                                       Counsel, Massachusetts Financial
                                       Services Company (financial services
                                       provider) prior thereto.

Kevin M. Carome......................  Executive Vice President of the              1999
(44)                                   Liberty Mutual Funds since October
                                       2000; Executive Vice President of the
                                       Stein Roe Mutual Funds since May 1999
                                       (formerly Vice President from April
                                       1998 to May 1999, Secretary from
                                       February 2000 to May 2000 and
                                       Assistant Secretary from April 1998
                                       to February 2000 of the Stein Roe
                                       Mutual Funds); Chief Legal Officer of
                                       Liberty Financial since August, 2000;
                                       Senior Vice President, Legal, of LFG
                                       since January 1999; General Counsel
                                       and Secretary of Stein Roe since
                                       January 1998; Associate General
                                       Counsel and Vice President of Liberty
                                       Financial prior thereto.

     The following individuals are Executive Officers of the Stein Roe Mutual Funds only:

Loren A. Hansen......................  Executive Vice President of the Stein        1997
(52)                                   Roe Mutual Funds since November 1997;
                                       Executive Vice President, Stein Roe
                                       since December 1995; Senior Vice
                                       President, Colonial, since October
                                       1997; Senior Vice President, Northern
                                       Trust Company (banking) prior
                                       thereto.
William D. Andrews...................  Executive Vice President of the Stein        1997
(53)                                   Roe Mutual Funds since November 1997;
                                       Executive Vice President, Stein Roe
                                       since December 1995; Senior Vice
                                       President, Stein Roe prior thereto.

---------------
* Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

     The current Board of Trustees of the Liberty Mutual Funds received the following compensation from each Fund as of each Fund's fiscal year end(1):

                                                SMALL CAP FUND    SELECT VALUE FUND
TRUSTEE                                            6/30/00            10/31/99
-------                                         --------------    -----------------
Mr. Bleasdale.................................      $2,581(2)          $3,590(3)
Ms. Collins...................................       2,347              3,093
Mr. Grinnell..................................       2,449              3,224
Mr. Lowry.....................................       2,414              3,126
Mr. Macera....................................       2,333              3,376
Mr. Mayer.....................................       2,445              3,133
Mr. Moody.....................................       2,459(4)           2,906(5)
Mr. Neuhauser.................................       2,472              3,260
Mr. Stitzel...................................       2,354              3,376
Ms. Verville..................................       2,327(6)           3,429(7)

     The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                       TOTAL COMPENSATION
-------                                                       ------------------
Mr. Bleasdale.............................................         $103,000(8)
Ms. Collins...............................................           96,000
Mr. Grinnell..............................................          100,000
Mr. Lowry.................................................           97,000
Mr. Macera................................................           95,000
Mr. Mayer.................................................          101,000
Mr. Moody.................................................           91,000(9)
Mr. Neuhauser.............................................          101,252
Mr. Stitzel...............................................           95,000
Ms. Verville..............................................           96,000(10)

     For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

TRUSTEE                                                    TOTAL COMPENSATION(11)
-------                                                    ----------------------
Mr. Grinnell.............................................         $25,000
Mr. Lowry................................................          25,000
Mr. Mayer................................................          25,000
Mr. Neuhauser............................................          25,000

     The current Board of Trustees of the Stein Roe Trust received the following compensation from the Disciplined Stock Fund as of the Fund's fiscal year end:

                                                           DISCIPLINED STOCK FUND
TRUSTEE                                                           9/30/00
-------                                                    ----------------------
Mr. Bacon................................................          $1,300
Mr. Boyd.................................................           1,400
Mr. Hacker...............................................           1,300
Ms. Kelly................................................           1,300
Mr. Nelson...............................................           1,300
Mr. Theobald.............................................           1,300

     The following table sets forth the total compensation paid to each Trustee by the Stein Roe Mutual Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                    TOTAL COMPENSATION(12)
-------                                                    ----------------------
Mr. Bacon................................................         $117,850
Mr. Boyd.................................................          104,100
Mr. Hacker...............................................           93,900
Ms. Kelly................................................          103,400
Mr. Nelson...............................................          103,900
Mr. Theobald.............................................          103,400

---------------
 (1) The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees.

 (2) Includes $1,322 payable in later years as deferred compensation.

 (3) Includes $1,697 payable in later years as deferred compensation.

 (4) Total compensation of $2,459 for the fiscal year ended June 30, 2000 will be payable in later years as deferred compensation.

 (5) Total compensation of $2,906 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (6) Total compensation of $2,327 for the fiscal year ended June 30, 2000 will be payable in later years as deferred compensation.

 (7) Total compensation of $3,429 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (8) Includes $52,000 payable in later years as deferred compensation.

 (9) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(10) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(11) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial.

(12) At December 31, 1999, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of Stein Roe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

                                                                      APPENDIX C

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of the Disciplined Stock Fund, the Small Cap Fund and the Select Value Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of both Acquired Funds by the Select Value Fund at net asset value as of that date.

                                                                                                   SELECT VALUE
                                                                 SELECT VALUE                          FUND
                            DISCIPLINED STOCK    SMALL CAP           FUND           PRO FORMA       PRO FORMA
                                  FUND              FUND       (ACQUIRING FUND)   ADJUSTMENTS(1)   COMBINED(2)
                            -----------------   ------------   ----------------   --------------   ------------
Class A
Net asset value...........                      $138,969,129     $388,214,593      $  (146,126)    $527,037,596
Shares outstanding........                         4,268,643       17,372,786        1,943,752       23,585,181
Net asset value per
  share...................                      $      32.56     $      22.35                      $      22.35

Class B
Net asset value...........                      $238,607,222     $298,824,770      $  (215,846)    $537,216,146
Shares outstanding........                         7,786,282       14,029,006        3,405,541       25,220,829
Net asset value per
  share...................                      $      30.64     $      21.30                      $      21.30

Class C
Net asset value...........                      $ 27,400,025     $ 21,661,061      $   (23,580)    $ 49,037,506
Shares outstanding........                           869,870          991,551          383,307        2,244,728
Net asset value per
  share...................                      $      31.50     $      21.85                      $      21.85

Class Z
Net asset value...........                      $ 11,431,011     $  1,043,631      $    (9,076)    $ 12,465,566
Shares outstanding........                           346,276           46,541          163,088          555,905
Net asset value per
  share...................                      $      33.01     $      22.42                      $      22.42

Class S(3)
Net asset value...........    $484,253,043                                         $  (120,510)    $484,132,533
Shares outstanding........      25,325,082                                          (3,735,064)      21,590,018
Net asset value per
  share...................    $      19.12                                                         $      22.42

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $120,510, $326,983 and $67,645 to be borne by the Disciplined Stock Fund, the Small Cap Fund and the Select Value Fund, respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000 and is for information purposes only. No assurance can be given as to how many shares of the Select Value Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Select Value Fund that actually will be received on or after such date.

(3) As of June 30, 2000, there were no Class S shares of the Select Value Fund outstanding. Disciplined Stock Fund shares are to be exchanged for new Class S shares of the Select Value Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of the Small Cap Fund and the Select Value Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Small Cap Fund by the Select Value Fund at net asset value as of that date.

                                                                                        SELECT VALUE
                                                    SELECT VALUE                            FUND
                                   SMALL CAP            FUND            PRO FORMA        PRO FORMA
                                      FUND        (ACQUIRING FUND)    ADJUSTMENTS(1)    COMBINED(2)
                                  ------------    ----------------    --------------    ------------
Class A
Net asset value.................  $138,969,129      $388,214,593        $(146,126)      $527,037,596
Shares outstanding..............     4,268,643        17,372,786        1,943,752         23,585,181
Net asset value per share.......  $      32.56      $      22.35                        $      22.35
Class B
Net asset value.................  $238,607,222      $298,824,770        $(215,846)      $537,216,146
Shares outstanding..............     7,786,282        14,029,006        3,405,541         25,220,829
Net asset value per share.......  $      30.64      $      21.30                        $      21.30
Class C
Net asset value.................  $ 27,400,025      $ 21,661,061        $ (23,580)      $ 49,037,506
Shares outstanding..............       869,870           991,551          383,307          2,244,728
Net asset value per share.......  $      31.50      $      21.85                        $      21.85
Class Z
Net asset value.................  $ 11,431,011      $  1,043,631        $  (9,076)      $ 12,465,566
Shares outstanding..............       346,276            46,541          163,088            555,905
Net asset value per share.......  $      33.01      $      22.42                        $      22.42

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $326,983 and $67,645 to be borne by the Small Cap Fund and the Select Value Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000 and is for information purposes only. No assurance can be given as to how many shares of the Select Value Fund will be received by the shareholders of the Small Cap Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Select Value Fund that actually will be received on or after such date.

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of the Disciplined Stock Fund and the Select Value Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Disciplined Stock Fund by the Select Value Fund at net asset value as of that date.

                                                                                            SELECT VALUE
                                                        SELECT VALUE                            FUND
                                 DISCIPLINED STOCK          FUND            PRO FORMA        PRO FORMA
                                       FUND           (ACQUIRING FUND)    ADJUSTMENTS(1)    COMBINED(2)
                                 -----------------    ----------------    --------------    ------------
Class A
Net asset value................                         $388,214,593       $   (37,000)     $388,177,593
Shares outstanding.............                           17,372,786            (1,656)       17,371,130
Net asset value per share......                         $      22.35                        $      22.35
Class B
Net asset value................                         $298,824,770       $   (28,481)     $298,796,289
Shares outstanding.............                           14,029,006            (1,337)       14,027,669
Net asset value per share......                         $      21.30                        $      21.30
Class C
Net asset value................                         $ 21,661,061       $    (2,064)     $ 21,658,997
Shares outstanding.............                              991,551               (95)          991,456
Net asset value per share......                         $      21.85                        $      21.85
Class Z
Net asset value................                         $  1,043,631       $       (99)     $  1,043,532
Shares outstanding.............                               46,541                (4)           46,537
Net asset value per share......                         $      22.42                        $      22.42
Class S(3)
Net asset value................    $484,253,043                            $  (120,510)     $484,132,533
Shares outstanding.............      25,325,082                             (3,735,064)       21,590,018
Net asset value per share......    $      19.12                                             $      22.42

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $120,510 and $67,645 to be borne by the Disciplined Stock Fund and the Select Value Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000 and is for information purposes only. No assurance can be given as to how many shares of the Select Value Fund will be received by the shareholders of the Disciplined Stock Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Select Value Fund that actually will be received on or after such date.

(3) As of June 30, 2000, there were no Class S shares of the Select Value Fund outstanding. Disciplined Stock Fund shares are to be exchanged for new Class S shares of the Select Value Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

                                                                      APPENDIX D

       MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF OCTOBER 31, 1999

                           LIBERTY SELECT VALUE FUND

HIGHLIGHTS

- LONG-RUNNING STOCK MARKET PERFORMANCE CONTINUED.
The U.S. stock market continued to show strong returns during the Fund's fiscal year. The S&P 500 Index increased 25.7% during the 12-month period, while the S&P MidCap 400 Index increased 21.1%.

- SECOND QUARTER BROADENING -- A HIGHLIGHT FOR MID-CAP STOCKS.
After several years in which the stock market was led by a handful of large-cap growth stocks and select technology companies, the market broadened in the second quarter of 1999 to include small and mid-cap stocks. This broader participation included companies in the basic materials, energy, chemicals and manufacturing sectors.

- MARKET NARROWED AGAIN IN THE FINAL THREE MONTHS AMID INCREASING VOLATILITY. During the summer, the Federal Reserve Board (the "Fed") became concerned about the potential effects on inflation of stock prices, a robust economy and low unemployment. The Fed raised short-term interest rates twice during the summer, causing investors to seek the stability of large-cap growth stocks. This increased volatility for the mid-cap market.

- FUND MIRRORED MID-CAP VOLATILITY DURING PERIOD.
The Fund's performance reflected the overall volatility of the stock market, which was especially pronounced among mid-cap stocks.

PORTFOLIO MANAGERS' REPORT

  Mixed environment for mid-cap stocks

     While the market's leadership was concentrated in a relatively small group of stocks in the first few months -- following the pattern set over the past few years -- this leadership broadened in the second quarter of 1998 to include a much larger group of stocks.

     The Fed's rate increases during the summer hurt stock prices because higher borrowing rates can reduce corporate profits. Mid-cap stocks were hit particularly hard, with the S&P MidCap 400 Index dropping over 15% between its mid-summer high and its low in mid-October. Much of the volatility that the market experienced in the second half resulted from investors either reacting to -- or trying to anticipate -- Federal Reserve actions on interest rates.

  Dominance of Internet stocks overshadows Fund performance

     During the 12-month period, the Fund had a total return of 12.48%, based on Class A shares without a sales charge. By comparison, the S&P 400 Index had a total return of 21.08% during the same period. The Fund's underperformance of the S&P 400 can be partially explained by the fact that two stocks not held by the Fund -- America Online and Qualcomm -- accounted for nearly one-third of the index's return for the period. The S&P MidCap 400 Index continued to be dominated by high-flying Internet stocks. While we see the obvious growth in the Internet-related and electronic commerce businesses, we still believe that there will be a shakeout among the many "dot-com" companies. We remain convinced that a more prudent way to reap the benefits of the Internet's rapid growth is to invest in companies that support its infrastructure.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

The Standard & Poor's MidCap 400 Index is an unmanaged index that tracks the performance of mid-capitalization U.S. stocks. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.

  Fund benefited from technology, energy and consumer cyclical stocks

     During the period, we emphasized holdings in the technology, energy and consumer cyclical sectors as positive developments occurred. In the technology sector, we acquired several holdings in the semiconductor industry, as demand for these products has been rapidly increasing due to the phenomenal growth of the Internet. Stocks in the energy sector have benefited from the economic recovery in Asia and a significant increase in energy prices. Our energy holdings include BJ Services, Inc. (0.4% of net assets), which provides pressure pumping and other oilfield services serving the petroleum industry worldwide.

     In the consumer cyclical sector, we purchased Best Buy Company (0.8% of net assets), an electronics retail store that has developed a very successful strategy. For lower-priced products such as VCR's, customers make their own choices and the inventory is made readily available for purchase. This results in low overhead costs associated with these products, allowing Best Buy to be a price leader. For the higher-end products that are much more profitable -- such as digital entertainment centers -- the company provides trained salespeople.

  Positioning the Fund to benefit without taking on excessive risk

     During the past year, we increased the Fund's technology and energy holdings to take advantage of the positive trends in these sectors and position the Fund for future potential growth. Technology, in particular, has become increasingly important to the U.S. economy, accounting for significant increases in productivity. In recognition of the impact of technology companies on economic growth, the Dow Jones Industrial Average recently added Intel and Microsoft to its index of 30 stocks -- the first time in history that stocks from the Nasdaq exchange were included in the Dow.

     Despite our increased weightings in certain sectors, we continue to maintain our long-held strategy of not making major "sector bets" or having too much invested in any one company. As the market's volatility has continued to increase, we have further diversified, increasing our total number of holdings. By spreading the Fund's assets over a larger base of stocks, we believe it will be better positioned to weather market volatility.

  Outlook positive, but dependent on economy

     We continue to have a positive outlook for mid-cap stocks. Many of the largest capitalization stocks have become overpriced, and investors are beginning to find value and growth potential in the mid-cap arena. Our economic outlook is for continued stable growth in the U.S. economy with low inflation. In such an environment, we believe that mid-cap stocks can be attractive investments for long-term investors.

/s/  JAMES P. HAYNIE
/s/  MICHAEL E. REGA

     JAMES HAYNIE is a senior vice president of Colonial and senior portfolio manager. MICHAEL REGA, a vice president of Colonial, co-manages the Fund.

     Investing in medium-sized companies involves certain risks, including price fluctuations caused by economic and business developments.

PERFORMANCE INFORMATION

THE SELECT VALUE FUND'S INVESTMENT PERFORMANCE VS. STANDARD & POOR'S MIDCAP 400
                                     INDEX

   PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 10/31/89 - 10/31/99

[LINE CHART]

                                                  WITHOUT SALES CHARGE          WITH SALES CHARGE         S&P MIDCAP 400 INDEX
                                                  --------------------          -----------------         --------------------
1989                                                      10000                        9425                       10000
1990                                                       8190                        7719                        8660
1991                                                      11622                       10954                       14155
1992                                                      12584                       11859                       15460
1993                                                      14821                       13969                       18788
1994                                                      15233                       14357                       19236
1995                                                      19565                       18440                       23315
1996                                                      23729                       22364                       27361
1997                                                      30441                       28691                       36299
1998                                                      32861                       30972                       38735
1999                                                      36960                       34835                       46897

The Standard & Poor's MidCap 400 Index is an unmanaged index that tracks the performance of mid-capitalization U.S. stocks. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index.

         PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES FROM
                              10/31/89 - 10/31/99

                                         WITHOUT       WITH SALES
                                       SALES CHARGE      CHARGE
                                       ------------    ----------
Class A..............................    $36,960        $34,835
Class B..............................     34,983         34,983
Class C..............................     36,405         36,405
Class Z..............................     37,011            N/A

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/99

SHARE CLASS                           A                    B                    C               Z
INCEPTION DATE                      1949                6/8/92               8/1/97          1/11/99
--------------                -----------------    -----------------    -----------------    -------
                              WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT
                               SALES     SALES      SALES     SALES      SALES     SALES      SALES
                              CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE    CHARGE
1 year......................   12.48%     6.01%     11.66%     6.66%     11.71%    10.71%     12.63%
5 years.....................   19.40     17.99      18.49     18.29      19.04     19.04      19.43
10 years....................   13.97     13.29      13.34     13.34      13.79     13.79      13.98

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/99

SHARE CLASS                           A                    B                    C               Z
-----------                   -----------------    -----------------    -----------------    -------
                              WITHOUT     WITH     WITHOUT     WITH     WITHOUT     WITH     WITHOUT
                               SALES     SALES      SALES     SALES      SALES     SALES      SALES
                              CHARGE     CHARGE    CHARGE     CHARGE    CHARGE     CHARGE    CHARGE
1 year......................   15.36%     8.73%     14.49%     9.49%     14.50%    13.50%     15.47%
5 years.....................   18.90     17.50      18.01     17.80      18.55     18.55      18.92
10 years....................   13.16     12.49      12.55     12.55      12.99     12.99      13.17

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares and the contingent deferred sales charge (CDSC) maximum charge of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

                         NET ASSET VALUE AS OF 10/31/99

Class A.............................................  $21.93
Class B.............................................  $21.10
Class C.............................................  $21.59
Class Z.............................................  $21.96

            DISTRIBUTIONS DECLARED PER SHARE FROM 11/1/98 - 10/31/99

Class A..............................................  $0.72
Class B..............................................  $0.72
Class C..............................................  $0.72
Class Z (1/11/99 - 10/31/99).........................  $0.00

HOLDINGS

                         TOP 10 HOLDINGS AS OF 10/31/99

 1. Xilinx, Inc. ......................................  2.0%
 2. Maxim Integrated Products..........................  1.9%
 3. Altera Corp. ......................................  1.6%
 4. Linear Technology Corp. ...........................  1.6%
 5. Citrix Systems, Inc. ..............................  1.4%
 6. Vitesse Semiconductor Corp. .......................  1.3%
 7. Biogen, Inc. ......................................  1.3%
 8. CNF Transportation, Inc. ..........................  1.3%
 9. Teradyne, Inc. ....................................  1.2%
10. Lehman Brothers Holdings, Inc. ....................  1.2%

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

                               SECTOR BREAKDOWNS

                                  FUND AS OF            FUND AS OF
                                   10/31/99              10/31/98
                                  ----------    VS.     ----------
Financial.......................     16.2%                 17.2%
Consumer cyclical...............     15.2%                 16.5%
Technology......................     24.8%                 14.9%
Health care.....................      8.6%                 11.6%
Utilities.......................      8.9%                  9.8%

Sector breakdowns are calculated as a percentage of total equity investments. Because the Fund is actively managed, there is no guarantee the Fund will maintain these sector breakdowns in the future.

                             LIBERTY FUNDS TRUST III

                            LIBERTY SELECT VALUE FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 17, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Stein Roe Disciplined Stock Fund (the "Disciplined Stock Fund"), a series of Liberty-Stein Roe Funds Investment Trust, and the Liberty Small Cap Value Fund (the "Small Cap Fund"), a series of Liberty Funds Trust VI (together, the "Acquired Funds"), by the Liberty Select Value Fund (the "Acquiring Fund"), a series of Liberty Funds Trust III.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 17, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Funds in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds. Each of the Acquired Funds would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.

                                Table of Contents

I.       Additional Information about the Acquiring Fund..................    2
II.      Additional Information about the Acquired Funds..................    2
III.     Financial Statements.............................................    2

I.       Additional Information about the Acquiring Fund.

         Incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement on Form N-1A (filed on February 28, 2000) of Liberty Funds Trust III (Registration Statement Nos. 2-15184 and 811-881).

II.      Additional Information about the Acquired Funds.

         With respect to the Disciplined Stock Fund, incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (filed on January 28, 2000) of Liberty-Stein Roe Funds Investment Trust (Registration Statement Nos. 33-11351 and 811-4978).

         With respect to the Small Cap Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (filed on October 18, 1999) of Liberty Funds Trust VI (Registration Statement Nos. 33-45117 and 811-6529).

III.     Financial Statements.

         This SAI is accompanied by (i) the Semi-Annual Report for the six-month period ended April 30, 2000 and the Annual Report for the year ended October 31, 1999 of the Acquiring Fund; (ii) the Semi-Annual Report for the six months ended March 31, 2000 and the Annual Report for the year ended September 30, 1999 of the Disciplined Stock Fund; and (iii) the Annual Report for the year ended June 30, 2000 of the Small Cap Fund, all of which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

         Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                            STEIN ROE
                                           DISCIPLINED                                STEIN ROE
                                              STOCK        LIBERTY       PRO FORMA   DISCIPLINED    LIBERTY SELECT      PRO FORMA
                                            PORTFOLIO    SELECT VALUE    COMBINED     STOCK PORT.     VALUE FUND         COMBINED
                                              SHARES      FUND SHARES     SHARES     MARKET VALUE    MARKET VALUE      MARKET VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

NABISCO GROUP HOLDINGS                                        172,400      172,400                  $    4,471,625   $    4,471,625
                                                                                                    --------------   --------------

Construction

FLUOR CORP                                                     53,100       53,100                       1,679,288        1,679,288
                                                                                                    --------------   --------------

Finance, Insurance & Real Estate

ALLMERICA FINANCIAL CORP                                       62,400       62,400                       3,268,200        3,268,200
AMBAC FINANCIAL GROUP INC                                     113,100      113,100                       6,199,294        6,199,294
BANCWEST CORPORATION                                          202,800      202,800                       3,333,525        3,333,525
BANKNORTH GROUP INC                                           215,500      215,500                       3,299,844        3,299,844
BEAR STEARNS COMPANIES INC                                     90,600       90,600                       3,771,225        3,771,225
CAPITAL ONE FINANCIAL CORP                                     57,000       57,000                       2,543,625        2,543,625
CHASE MANHATTAN CORP (NEW)                     150,000                     150,000   $  6,909,375                         6,909,375
CINCINNATI FINANCIAL CORP                                      71,900       71,900                       2,260,356        2,260,356
CITY NATIONAL CORP                                            146,800      146,800                       5,211,400        5,211,400
COMPASS BANCSHARES INC                                         90,000       90,000                       1,535,625        1,535,625
CULLEN/FROST BANKERS INC                                      130,500      130,500                       3,433,781        3,433,781
DOW JONES & CO INC                                             19,200       19,200                       1,406,400        1,406,400
EDWARDS (A.G.), INC                                            79,100       79,100                       3,084,900        3,084,900
FINL SECURITY ASSURANCE HLDG                                   40,000       40,000                       3,035,000        3,035,000
FIRSTAR CORP                                    50,000                      50,000      1,053,125                         1,053,125
GOLDEN STATE BANCORP                                          263,200      263,200                       4,737,600        4,737,600
GOLDEN STATE BANCORP-LITIG WT                                 155,000      155,000                         174,375          174,375
GOLDEN WEST FINANCIAL CORP                     351,700         88,200      439,900     14,353,756        3,599,663       17,953,419
GREENPOINT FINANCIAL CORP                                     236,400      236,400                       4,432,500        4,432,500
HCA-THE HEALTHCARE CORP                        334,900                     334,900     10,172,588                        10,172,588
KNIGHT TRADING GROUP INC                                       40,700       40,700                       1,213,369        1,213,369
LEHMAN BROTHERS HLDG INC                                       71,700       71,700                       6,780,131        6,780,131
LOEWS CORP                                                     69,500       69,500                       4,170,000        4,170,000
MGIC INV CORP                                                  69,600       69,600                       3,166,800        3,166,800
MONY GROUP INC                                                 61,800       61,800                       2,089,613        2,089,613
NATIONWIDE FINANCIAL SERV A                                   154,800      154,800                       5,089,050        5,089,050
NORTH FORK BANCORPORATION                                     282,400      282,400                       4,271,300        4,271,300
PACIFIC CENTURY FINL CORP                                     196,300      196,300                       2,870,888        2,870,888
PAINE WEBBER GROUP INC                                         49,000       49,000                       2,229,500        2,229,500
PMI GROUP INC                                   75,000        100,200      175,200      3,562,500        4,759,500        8,322,000
RADIAN GROUP INC                                               94,500       94,500                       4,890,375        4,890,375
SOVEREIGN BANCORP INC                                         506,600      506,600                       3,562,031        3,562,031
ST PAUL COMPANIES INC                                         121,800      121,800                       4,156,425        4,156,425
TORCHMARK INSURANCE                                            57,900       57,900                       1,429,406        1,429,406
UNIONBANCAL CORPORATION                                       143,200      143,200                       2,658,150        2,658,150
UNITED HEALTHCARE CORP                                         98,000       98,000                       8,403,500        8,403,500
WASHINGTON MUTUAL  INC                         382,600                     382,600     11,047,575                        11,047,575
WEBSTER FINANCIAL CORP                                        114,600      114,600                       2,542,688        2,542,688
WELLPOINT HEALTH NETWORKS                                      62,200       62,200                       4,505,613        4,505,613
                                                                                     ------------   --------------   --------------

                                                                                       47,098,919      124,115,650      171,214,569
                                                                                     ------------   --------------   --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                            STEIN ROE
                                           DISCIPLINED                                STEIN ROE
                                              STOCK        LIBERTY       PRO FORMA   DISCIPLINED    LIBERTY SELECT      PRO FORMA
                                            PORTFOLIO    SELECT VALUE    COMBINED     STOCK PORT.     VALUE FUND         COMBINED
                                              SHARES      FUND SHARES     SHARES     MARKET VALUE    MARKET VALUE      MARKET VALUE
COMMON STOCKS
Manufacturing

ACUSON CORP                                    515,700                     515,700      6,961,950                         6,961,950
ADC TELECOMMUNICATIONS INC                                     91,100       91,100                       7,641,013        7,641,013
ADVANCED DIGITIAL INFO CORP                                    21,900       21,900                         349,031          349,031
ADVANCED MICRO DEVICES INC                                     48,600       48,600                       3,754,350        3,754,350
AIR PRODUCTS & CHEMICALS INC                   200,000                     200,000      6,162,500                         6,162,500
ALTERA CORPORATION                                             62,800       62,800                       6,401,675        6,401,675
AMERADA HESS CORP                               60,000         47,000      107,000      3,705,000        2,902,250        6,607,250
ANALOG DEVICES INC.                                            40,100       40,100                       3,047,600        3,047,600
ANDREW CORP                                    603,900                     603,900     20,268,394                        20,268,394
APPLE COMPUTER INC                                            124,800      124,800                       6,536,400        6,536,400
APPLIED MICRO CIRCUITS CORP                                    46,300       46,300                       4,572,125        4,572,125
ATMEL CORP                                                     73,700       73,700                       2,717,688        2,717,688
AVX CORP                                       430,600                     430,600      9,876,888                         9,876,888
B F GOODRICH CO                                               102,700      102,700                       3,498,219        3,498,219
BAUSCH & LOMB INC                                              19,400       19,400                       1,501,075        1,501,075
BIOGEN INC                                                     21,400       21,400                       1,380,300        1,380,300
BIOMET INC                                     270,000                     270,000     10,378,125                        10,378,125
BOISE CASCADE CORP                                             95,200       95,200                       2,463,300        2,463,300
BRISTOL-MYERS SQUIBB CO                         50,000                      50,000      2,912,500                         2,912,500
BRUNSWICK CORP                                                122,200      122,200                       2,023,938        2,023,938
C R BARD INC                                                   40,000       40,000                       1,925,000        1,925,000
CARLISLE COS INC                               242,000                     242,000     10,890,000                        10,890,000
CARPENTER TECHNOLOGY CORP                      130,000                     130,000      2,746,250                         2,746,250
CHIRON CORP                                                    77,800       77,800                       3,695,500        3,695,500
COMPAQ COMPUTER CORP                           250,000                     250,000      6,390,625                         6,390,625
COMVERSE TECH                                                  64,400       64,400                       5,989,200        5,989,200
COOPER TIRE & RUBBER CO                        280,000                     280,000      3,115,000                         3,115,000
CROWN CORK AND SEAL CO. INC.                                  141,100      141,100                       2,116,500        2,116,500
CYPRESS SEMICONDUCTOR CORP                                     45,800       45,800                       1,935,050        1,935,050
DALLAS SEMICONDUCTOR CORP                                      68,200       68,200                       2,779,150        2,779,150
DELPHI AUTOMOTIVE SYSTEMS                                     158,800      158,800                       2,312,525        2,312,525
DEXTER CORP                                    235,000                     235,000     11,280,000                        11,280,000
DOVER CORP                                                    120,900      120,900                       4,904,006        4,904,006
EATON CORP                                                     45,500       45,500                       3,048,500        3,048,500
ECOLAB INC                                     256,800         21,100      277,900     10,031,250          824,219       10,855,469
EI DUPONT DE NEMOURS & CO INC                  100,000                     100,000      4,375,000                         4,375,000
ENGELHARD CORPORATION                                         175,300      175,300                       2,991,056        2,991,056
EXFO ELECTRO-OPTICAL ENGINEE                     6,200                       6,200        272,025                           272,025
FLOWSERVE CORP                                 215,000                     215,000      3,238,438                         3,238,438
FMC CORP                                                       66,000       66,000                       3,828,000        3,828,000
FURNITURE BRANDS INTL INC                                     119,300      119,300                       1,804,413        1,804,413
GENTEX CORP                                     74,000                      74,000      1,859,250                         1,859,250
GEORGIA PACIFIC CORP                           130,000         91,200      221,200      3,412,500        2,394,000        5,806,500
GRANT PRIDECO INC                                             103,800      103,800                       2,595,000        2,595,000
HARLEY DAVIDSON                                               118,000      118,000                       4,543,000        4,543,000
HARRIS CORPORATION DEL                                         49,300       49,300                       1,614,575        1,614,575
HORMEL FOODS CORP                                             137,400      137,400                       2,310,038        2,310,038
IMMUNEX CORP                                                   14,500       14,500                         716,844          716,844
IMPERIAL CHEM IND INC ADR                      375,400                     375,400     11,567,013                        11,567,013
INGERSOLL RAND CO                                             157,100      157,100                       6,323,275        6,323,275
INTEGRATED DEVICES TECH INC                                    36,100       36,100                       2,161,488        2,161,488
INTERSTATE BAKERIES                                           181,700      181,700                       2,543,800        2,543,800
INTL BUSINESS MACHINES CORP                     60,000                      60,000      6,573,750                         6,573,750
INTUIT INC                                                     84,300       84,300                       3,487,913        3,487,913
IVAX CORP                                                     158,850      158,850                       6,592,275        6,592,275
JDS UNIPHASE CORP                                              22,000       22,000                       2,637,250        2,637,250
JOHNSON CONTROLS INC                                           92,500       92,500                       4,746,406        4,746,406

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                            STEIN ROE
                                           DISCIPLINED                                STEIN ROE
                                              STOCK        LIBERTY       PRO FORMA   DISCIPLINED    LIBERTY SELECT      PRO FORMA
                                            PORTFOLIO    SELECT VALUE    COMBINED     STOCK PORT.     VALUE FUND         COMBINED
                                              SHARES      FUND SHARES     SHARES     MARKET VALUE    MARKET VALUE      MARKET VALUE
COMMON STOCKS
KNIGHT RIDDER INC                                              88,100       88,100                       4,685,819        4,685,819
LAFARGE CORP                                                   78,000       78,000                       1,638,000        1,638,000
LEAR CORP                                      157,000        119,200      276,200      3,140,000        2,384,000        5,524,000
LINEAR TECHNOLOGY CORP                                         97,100       97,100                       6,208,331        6,208,331
LITTLEFUSE INC                                 495,000                     495,000     24,255,000                        24,255,000
LOCKHEED MARTIN CORP                                          153,200      153,200                       3,801,275        3,801,275
LSI LOGIC CORP                                                 51,400       51,400                       2,782,025        2,782,025
LUBRIZOL CORP                                                 170,800      170,800                       3,586,800        3,586,800
LYONDELL PETRO                                                321,500      321,500                       5,385,125        5,385,125
MALLINCKRODT INC                               130,000                     130,000      5,646,875                         5,646,875
MAXIM INTEGRATED PRODUCTS INC                                  64,300       64,300                       4,368,381        4,368,381
MCCORMICK & CO                                                 96,800       96,800                       3,146,000        3,146,000
MERITOR AUTOMOTIVE INC                                        281,900      281,900                       3,100,900        3,100,900
MICROCHIP TECHNOLOGY                                           45,000       45,000                       2,621,953        2,621,953
MICRON TECHNOLOGY INCORPORATED                                 26,000       26,000                       2,289,625        2,289,625
MILLENIUM CHEMICALS INC                        234,100                     234,100      3,979,700                         3,979,700
MUELLER INDUSTRIES INC                                        148,000      148,000                       4,144,000        4,144,000
MYLAN LABORATORIES, INC                                       125,000      125,000                       2,281,250        2,281,250
NATIONAL SEMICONDUCTOR CORP                                    46,900       46,900                       2,661,575        2,661,575
NAVISTAR INTERNATIONAL                                        129,600      129,600                       4,025,700        4,025,700
NEW YORK TIMES CO CLASS A                                     115,000      115,000                       4,542,500        4,542,500
NORTHROP GRUMMAN CORP                                          35,400       35,400                       2,345,250        2,345,250
NOVELLUS SYSTEMS INC                                           98,400       98,400                       5,565,750        5,565,750
NUCOR CORP                                                     70,200       70,200                       2,329,763        2,329,763
OM GROUP INC                                   369,500                     369,500     16,258,000                        16,258,000
PACCAR INC                                                     50,900       50,900                       2,020,094        2,020,094
PARKER HANNIFIN CORP                                           39,800       39,800                       1,363,150        1,363,150
PE CORP-PE BIOSYSTEMS GROUP                                    28,800       28,800                       1,897,200        1,897,200
PEPSI BOTTLING GROUP                                          193,200      193,200                       5,639,025        5,639,025
PHELPS DODGE CORP                               65,908                      65,908      2,450,954                         2,450,954
PPG INDUSTRIES INC                                            102,100      102,100                       4,524,306        4,524,306
PRAXAIR INC                                    130,000                     130,000      4,866,875                         4,866,875
REYNOLDS & REYNOLDS CO                         280,000                     280,000      5,110,000                         5,110,000
SABRE HOLDINGS CORP                             72,265                      72,265      2,059,553                         2,059,553
SANMINA CORPX                                                  77,400       77,400                       6,617,700        6,617,700
SEAGATE TECHNOLOGY INC                         145,800                     145,800      8,019,000                         8,019,000
SUPERIOR INDUSTRIES INTL                       250,200                     250,200      6,442,650                         6,442,650
TEMPLE INLAND INC                                              34,500       34,500                       1,449,000        1,449,000
TERADYNE INC                                                   84,598       84,598                       6,217,953        6,217,953
TIME WARNER TELECOM-CL A                                        9,400        9,400                         605,125          605,125
TOSCO CORP                                                    159,600      159,600                       4,518,675        4,518,675
TUPPERWARE CORPORATION                                        166,100      166,100                       3,654,200        3,654,200
ULTRAMAR DIAMOND SHAMROCK CORP                                 65,600       65,600                       1,627,700        1,627,700
UNIFI INC                                      145,475                     145,475      1,800,253                         1,800,253
UNISYS CORP                                                   181,500      181,500                       2,643,094        2,643,094
US INDUSTRIES INC                              252,500                     252,500      3,061,563                         3,061,563
USG CORP NEW                                                  123,200      123,200                       3,742,200        3,742,200
USX-US STEEL GROUP                                             44,400       44,400                         824,175          824,175
VALASSIS COMM. INC                                            129,700      129,700                       4,944,813        4,944,813
VISHAY INTERTECHNOLOGY                                        158,400      158,400                       6,009,300        6,009,300
VITESSE SEMICONDUCTOR CORP                                     72,100       72,100                       5,303,856        5,303,856
W R GRACE & CO                                                189,000      189,000                       2,291,625        2,291,625
WATERS CORPORATION                                             48,900       48,900                       6,103,331        6,103,331
WATSON PHARMACEUTICALS                                         67,900       67,900                       3,649,625        3,649,625
WEATHERFORD INTERNATIONAL                                     103,800      103,800                       4,132,538        4,132,538
WESTVACO CORP                                                 169,800      169,800                       4,213,163        4,213,163
WHIRLPOOL CORP                                                 51,700       51,700                       2,410,513        2,410,513
WILLAMETTE IND INC                                             90,600       90,600                       2,468,850        2,468,850
WOLVERINE WORLD WIDE INC                       546,000                     546,000      5,391,750                         5,391,750
XILINIX INC                                                    63,000       63,000                       5,201,438        5,201,438
                                                                                     ------------   --------------   --------------

                                                                                      228,498,628      297,574,612      526,073,241
                                                                                     ------------   --------------   --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                            STEIN ROE
                                           DISCIPLINED                                STEIN ROE
                                              STOCK        LIBERTY       PRO FORMA   DISCIPLINED    LIBERTY SELECT      PRO FORMA
                                            PORTFOLIO    SELECT VALUE    COMBINED     STOCK PORT.     VALUE FUND         COMBINED
                                              SHARES      FUND SHARES     SHARES     MARKET VALUE    MARKET VALUE      MARKET VALUE
COMMON STOCKS
Mining & Energy

BJ SERVICES CO                                                 81,700       81,700                       5,106,250        5,106,250
CROSS TIMBER OIL CO                            768,725                     768,725     17,008,041                        17,008,041
DIAMOND OFFSHORE DRILLING                                     130,000      130,000                       4,566,250        4,566,250
FALCON DRILLING COMPANY INC                                   244,000      244,000                       5,749,250        5,749,250
F-PORT MCMORAN COP & GOLD                      200,000                     200,000      1,850,000                         1,850,000
NOBLE DRILLING CORP                                           143,600      143,600                       5,914,525        5,914,525
OCCIDENTAL PETROLEUM                                          122,200      122,200                       2,573,838        2,573,838
PETROLEUM GEO SERVICES ADR                     322,400        231,900      554,300      5,500,950        3,956,794        9,457,744
REALNETWORKS INC                                               20,400       20,400                       1,031,475        1,031,475
TRANSOCEAN SEDCO FOREX INC                                     87,700       87,700                       4,686,469        4,686,469
                                                                                     ------------   --------------   --------------

                                                                                       24,358,991       33,584,850       57,943,841
                                                                                     ------------   --------------   --------------

Retail Trade

ABERCROMBIE & FITCH CO-CL A                                   140,500      140,500                       1,712,344        1,712,344
BEST BUY INC                                                   79,200       79,200                       5,009,400        5,009,400
BJ'S WHOLESALE CLUB INC                                       122,500      122,500                       4,042,500        4,042,500
BORDERS GROUP INC                              290,000                     290,000      4,513,125                         4,513,125
BRINKER INTERNATIONAL INC                                      78,500       78,500                       2,296,125        2,296,125
CIRCUIT CITY STORES INC                                        70,100       70,100                       2,326,444        2,326,444
FEDERATED DEPT STORES INC NEW                  180,000         61,100      241,100      6,075,000        2,062,125        8,137,125
ROSS STORES                                                   209,800      209,800                       3,579,713        3,579,713
TJX COMPANIES, INC                             400,000                     400,000      7,500,000                         7,500,000
TRICON GLOBAL RESTAURANTS                                     114,200      114,200                       3,226,150        3,226,150
ZALE CORP                                                      26,100       26,100                         952,650          952,650
                                                                                     ------------   --------------   --------------

                                                                                       18,088,125       25,207,450       43,295,575
                                                                                     ------------   --------------   --------------

Services

ADOBE SYSTEMS INC                                              32,300       32,300                       4,199,000        4,199,000
AFFILIATED COMPUTER SVCS INC-A                 201,800                     201,800      6,672,013                         6,672,013
CINTAS CORP                                    117,500                     117,500      4,310,781                         4,310,781
COMDISCO INC                                                  127,000      127,000                       2,833,688        2,833,688
CONVERGYS CORP                                                119,300      119,300                       6,188,688        6,188,688
DEVRY INC                                      470,000                     470,000     12,425,625                        12,425,625
DST SYSTEMS INC                                                53,400       53,400                       4,065,075        4,065,075
DUN & BRADSTREET CORP                                          91,800       91,800                       2,627,775        2,627,775
FIRST HEALTH GROUP CORP                        445,200         26,200      471,400     14,608,125          859,688       15,467,813
HARRAH'S ENTERTAINMENT INC                                    169,000      169,000                       3,538,438        3,538,438
HERTZ CORP-CL A                                 90,000         87,000      177,000      2,525,625        2,441,438        4,967,063
IMS HEALTH INC                                                 91,400       91,400                       1,645,200        1,645,200
INTERIM SERVICES INC                           550,000                     550,000      9,762,500                         9,762,500
INTERPUBLIC GROUP COS INC                                      69,400       69,400                       2,984,200        2,984,200
LINCARE HOLDINGS INC                                          121,300      121,300                       2,987,013        2,987,013
OMNICOM GROUP                                                  45,000       45,000                       4,007,813        4,007,813
PACIFICARE HEALTH SYSTEMS-A                                    18,400       18,400                       1,107,450        1,107,450
PARK PLACE ENTERTAINMENT                                      230,000      230,000                       2,803,125        2,803,125
PAYCHEX INC                                                   175,968      175,968                       7,390,656        7,390,656
PITTSTON BRINKS GROUP                          540,200                     540,200      7,393,988                         7,393,988
PORTAL SOFTWARE                                                29,700       29,700                       1,897,088        1,897,088
ROBERT HALF INTL INC                                           50,200       50,200                       1,430,700        1,430,700
SIEBEL SYSTEMS INC                                             29,900       29,900                       4,890,519        4,890,519
SYMANTEC CORP                                                  69,500       69,500                       3,748,656        3,748,656
USA NETWORKS INC                                               62,100       62,100                       1,342,913        1,342,913
VERITAS SOFTWRE                                                49,600       49,600                       5,605,575        5,605,575
WESTWOOD ONE INC                                               58,900       58,900                       2,009,963        2,009,963
                                                                                     ------------   --------------   --------------

                                                                                       57,698,656       70,604,656      128,303,312
                                                                                     ------------   --------------   --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                            STEIN ROE
                                           DISCIPLINED                                STEIN ROE
                                              STOCK        LIBERTY       PRO FORMA   DISCIPLINED    LIBERTY SELECT      PRO FORMA
                                            PORTFOLIO    SELECT VALUE    COMBINED     STOCK PORT.     VALUE FUND         COMBINED
                                              SHARES      FUND SHARES     SHARES     MARKET VALUE    MARKET VALUE      MARKET VALUE
COMMON STOCKS
Transportation, Communications,
 Electric, Gas and Sanitary Services

ALLEGHENY ENERGY IN COM                                       158,500      158,500                       4,338,938        4,338,938
AMR CORP                                       120,000                     120,000      3,172,500                         3,172,500
BELL ATLANTIC CORP                             125,000                     125,000      6,351,563                         6,351,563
CALPINE CORPORATION                                            92,000       92,000                       6,049,000        6,049,000
CANADIAN PACIFIC LTD                                          104,500      104,500                       2,736,594        2,736,594
CENTURYTEL INC                                                 83,950       83,950                       2,413,563        2,413,563
CHRIS-CRAFT INDUSTIRES INC                                     29,497       29,497                       1,948,646        1,948,646
CITIZENS COMMUNICATIONS CO                                     45,800       45,800                         790,050          790,050
CLEAR CHANNEL COMMUNICATIONS                    20,000                      20,000      1,500,000                         1,500,000
CNF TRANSPORTATION INC                                        155,700      155,700                       3,542,175        3,542,175
COLUMBIA ENERGY GROUP                                          63,000       63,000                       4,134,375        4,134,375
CONECTIV INC                                                  276,200      276,200                       4,298,363        4,298,363
CONTINENTAL AIRLINES CL B                      100,000                     100,000      4,700,000                         4,700,000
COVAD COMMUNICATIONS GROUP                                    105,000      105,000                       1,693,125        1,693,125
DELTA AIR LINES INC                                            92,900       92,900                       4,697,256        4,697,256
DOMINION RESOURCES INC                                         31,531       31,531                       1,351,892        1,351,892
EL PASO ENERGY CORP                            150,000         84,500      234,500      7,640,625        4,304,219       11,944,844
ENERGY EAST CORPORATION                                       224,600      224,600                       4,281,438        4,281,438
ENTERGY CORP                                                  147,100      147,100                       3,999,281        3,999,281
FLORIDA PROGRESS CORP                                          96,900       96,900                       4,542,188        4,542,188
GPU INC                                                       122,600      122,600                       3,317,863        3,317,863
INCO LTD                                                      216,000      216,000                       3,321,000        3,321,000
KANSAS CITY SOUTHN INDS INC                    155,000                     155,000     13,746,563                        13,746,563
MINNESOTA POWER INC                                           284,800      284,800                       4,930,600        4,930,600
MIPS TECHNOLOGIES INC CL-B                           3                           3            116                               116
NEXTLINK COMMUNICATIONS-A                                      87,000       87,000                       3,300,563        3,300,563
NORTHEAST UTILITIES                                            97,000       97,000                       2,109,750        2,109,750
NTL INC                                                        23,375       23,375                       1,399,578        1,399,578
P G & E CORP                                                  173,200      173,200                       4,265,050        4,265,050
P P & L RESOURCES INC                                         142,400      142,400                       3,123,900        3,123,900
PECO ENERGY CO                                                 98,900       98,900                       3,986,906        3,986,906
PEOPLES ENERGY CORP                                            75,000       75,000                       2,428,125        2,428,125
PINNACLE WEST CAPITAL CORP                                     41,600       41,600                       1,409,200        1,409,200
PMC-SIERRA INC                                                 11,100       11,100                       1,972,331        1,972,331
POTOMAC ELECTRIC POWER CO                                      87,100       87,100                       2,177,500        2,177,500
POWERWAVE TECHNOLOGIES INC                                     26,400       26,400                       1,161,600        1,161,600
PUBLIC SERVICE ENTER GROUP INC                                 80,600       80,600                       2,790,775        2,790,775
PUGET SOUND ENERGY INC                                        103,700      103,700                       2,210,106        2,210,106
RELIANT ENERGY INC                                             99,700       99,700                       2,947,381        2,947,381
SEMPRA ENERGY                                                  79,500       79,500                       1,351,500        1,351,500
TELEPHONE & DATA                               143,000         48,000      191,000     14,335,750        4,812,000       19,147,750
TXU CORP                                                       89,800       89,800                       2,649,100        2,649,100
UAL INC                                                        39,400       39,400                       2,292,588        2,292,588
UNICOM CORPORATION                                            142,000      142,000                       5,493,625        5,493,625
UNIVISION COMMUNICATIONS CL A                                  52,000       52,000                       5,382,000        5,382,000
USFREIGHTWAYS CORPORATION                                      63,100       63,100                       1,549,894        1,549,894
UTILICORP UNITED INC                                          129,100      129,100                       2,565,863        2,565,863
                                                                                     ------------   --------------   --------------

                                                                                       51,447,116      128,069,897      179,517,012
                                                                                     ------------   --------------   --------------

Wholesale Trade

ARROW ELECTRONICS INC                          238,800         43,300      282,100      7,402,800        1,342,300        8,745,100
PATTERSON DENTAL CO                                            86,350       86,350                       4,403,850        4,403,850
ULTRAMED                                                      450,000      450,000                               0                0

                                                                                        7,402,800        5,746,150       13,148,950
                                                                                     ------------   --------------   --------------

Total Common Stocks                                                                   434,593,234      691,054,177    1,125,647,412
                                                                                     ------------   --------------   --------------

SHORT-TERM OBLIGATIONS

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000   $ 23,665,000                  23,665,000     23,655,863                        23,655,863
RELIANT ENERGY-CP 0.00% 7/5/2000            23,600,000                  23,600,000     23,580,989                        23,580,989
WARBURG  REPURCHASE AGREEMENT                            $ 19,027,000   19,027,000                      19,027,000       23,655,863
                                                                                     ------------   --------------   --------------

Total Short-Term Obligations                                                           47,236,852       19,027,000       70,892,714
                                                                                     ------------   --------------   --------------


TOTAL INVESTMENTS
 (COST OF $381,825,159, $606,431,283
 AND $988,256,442, RESPECTIVELY)                                                     $481,830,086   $  710,081,177   $1,191,911,263
                                                                                     ============   ==============   ==============

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)


                                          Stein Roe           Stein Roe          Liberty
                                      Disciplined Stock   Disciplined Stock    Select Value        Pro Forma           Pro Forma
                                          Portfolio             Fund               Fund           Adjustments           Combined

Investments, at value                     $ 481,830,086       $ 484,399,223    $ 710,081,177    $(484,399,223)(a)   $1,191,911,263
Cash                                                  -                 -                -                -                    -
Receivable for investments sold                       -                 -                -                -                    -
Payable for investments purchased                     -                 -                -                -                    -
Other assets less other liabilities           2,731,499            (146,180)        (337,122)        (350,517)(b)        1,897,680

Net assets                                $ 484,561,585       $ 484,253,043    $ 709,744,055    $(484,749,740)      $1,193,808,943

Shares outstanding                                               25,325,082                       (25,325,082)(c)              -
Net asset value                                               $       19.12


Class A:
Net assets                                                                     $ 388,214,593          (37,000)      $  388,177,593
Shares outstanding                                                                17,372,786           (1,656)          17,371,130
Net asset value                                                                $       22.35                        $        22.35

Class B:
Net assets                                                                     $ 298,824,770          (28,481)      $  298,796,289
Shares outstanding                                                                14,029,006           (1,337)          14,027,669
Net asset value                                                                $       21.30                        $        21.30

Class C:
Net assets                                                                     $  21,661,061           (2,064)      $   21,658,997
Shares outstanding                                                                   991,551              (95)             991,456
Net asset value                                                                $       21.85                        $        21.85

Class Z:
Net assets                                                                     $   1,043,631              (99)      $    1,043,532
Shares outstanding                                                                    46,541               (4)              46,537
Net asset value                                                                $       22.42                        $        22.42

Class S:
Net assets                                                                                      $    (120,510)      $  484,132,533
Shares outstanding                                                                                 21,590,018 (c)       21,590,018
Net asset value                                                                                                     $        22.42


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination of Stein Roe Disciplined Stock Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the securities held by the Portfolio withdrawn from the Portfolio by Stein Roe Disciplined Stock Fund prior to the merger.

(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of Stein Roe Disciplined Stock Fund's investment in the Portfolio of $162,362 in addition to one time proxy, accounting, legal and other costs of the reorganization of $120,510 and $67,645 to be borne by the Disciplined Stock Fund and the Select Value Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                          Liberty Financial    Fund
                                          -----------------    ----
      Stein Roe Disciplined Stock Fund           25%            75%
      Liberty Select Value Fund                  50%            50%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

(c) - Stein Roe Disciplined Stock Fund shares are exchanged for new Class S shares of Liberty Select Value Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                              STEIN ROE         STEIN ROE
                                          DISCIPLINED STOCK    DISCIPLINED    LIBERTY SELECT      PRO FORMA         PRO FORMA
                                              PORTFOLIO         STOCK FUND        VALUE          ADJUSTMENTS        COMBINED
                                          -----------------------------------------------------------------------------------
Investment Income
Dividends                                         5,893,642      5,821,792         8,174,225     (5,893,642)(c)    13,996,017
Interest                                          3,064,826      3,133,889         1,184,633     (3,064,826)(c)     4,318,522
                                          -----------------    -----------    --------------
   Total investment income                        8,958,468      8,955,680         9,358,859     (8,958,468)(c)    18,314,539

EXPENSES
Management fee                                    4,167,035            -           5,223,265       (440,572)(a)     8,949,728
Administration fee                                      -          830,666               -         (830,666)(a)           -
Service fee - Class A, B, C                             -              -           1,861,867            -   (a)     1,861,867
Distribution fee - Class B                              -              -           2,384,795            -   (a)     2,384,795
Distribution fee - Class C                              -              -             164,376            -   (a)       164,376
Transfer agent fee                                    6,000      1,218,310         1,620,653       (375,043)(e)     2,469,920
Bookkeeping fee                                      37,640         37,594           270,663         88,592 (a)       434,489
Trustees fee                                         12,900          8,100            28,901         (2,829)(b)        47,072
Expenses allocated                                               4,249,412               -       (4,249,412)(c)           -
 from SRF Disciplined Stock Portfolio                                                    -                                -
All other expenses                                   25,837        407,666           884,431       (212,395)(d)     1,105,539
                                          -----------------    -----------    --------------
   Total operating expenses                       4,249,412      6,751,748        12,438,951     (6,022,325)       17,417,786
                                          -----------------    -----------    --------------    -----------       -----------
Expense reimbursement                                   -              -                 -              -                 -
                                          -----------------    -----------    --------------    -----------       -----------
   Net Expenses                                   4,249,412      6,751,748        12,438,951     (6,022,325)       17,417,786

NET INVESTMENT INCOME (LOSS)                      4,709,056      2,203,932        (3,080,092)    (2,936,143)          896,753
                                                                                                        -

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on:
 Investments                                     26,447,704     27,136,826       113,063,056    (26,447,704)(c)   140,199,882
 Closed futures contracts                               -              -                 -              -                 -
 Foreign currency transactions                           (0)             0                (1)           -                  (1)
                                          -----------------    -----------    --------------    -----------
    Net Realized Gain                            26,447,704     27,136,826       113,063,055    (26,447,704)      140,199,881
Change in net unrealized appreciation/
 depreciation during the period on:
 Investments                                    (35,970,362)   (36,662,338)      (57,406,602)    35,970,362 (c)   (94,068,940)
 Open futures contracts                                 -              -                 -              -                 -
 Foreign currency transactions                       (2,334)           -                 -            2,334 (c)           -
                                          -----------------    -----------    --------------    -----------
    Net Change in Unrealized
     Appreciation/Depreciation                  (35,972,696)   (36,662,338)      (57,406,602)    35,972,696       (94,068,940)
                                          -----------------    -----------    --------------    -----------      ------------
      Net Gain                                   (9,524,993)    (9,525,512)       55,656,453      9,524,993        46,130,941
                                          -----------------    -----------    --------------    -----------      ------------
Increase (Decrease) in Net Assets
 from Operations                                 (4,815,937)    (7,321,580)       52,576,361      6,588,849        47,027,694


(a) Based on the contract in effect for the surviving fund.
(b) Based on trustee compensation plan for the surviving fund.
(c) Due to elimination of master/feeder structure.
(d) Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e) Based on the contract in effect for the surviving Fund. Note that a new transfer agent fee structure was implemented for Liberty Select Value Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new arrangement was in effect for the entire twelve-month period ended June 30, 2000.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for SR&F Disciplined Stock Portfolio, Stein Roe Disciplined Stock Fund and Liberty Select Value Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             LIBERTY        LIBERTY
                                                    LIBERTY      LIBERTY                    SMALL CAP       SELECT         PRO FORMA
                                                  SMALL CAP    SELECT VALUE   PRO FORMA     VALUE FUND    VALUE FUND       COMBINED
                                                  VALUE FUND       FUND        COMBINED       MARKET        MARKET          MARKET
                                                     SHARES       SHARES        SHARES        VALUE         VALUE           VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

NABISCO GROUP HOLDINGS                                             172,400      172,400                   $4,471,625      $4,471,625
RAYONIER INC                                          53,300                     53,300     $1,912,138                     1,912,138
                                                                                            ----------   -----------     -----------
                                                                                             1,912,138     4,471,625       6,383,763
                                                                                            ----------   -----------     -----------
Construction

FLUOR CORP                                                          53,100       53,100                    1,679,288       1,679,288
GRANITE CONSTRUCTION INC                              77,600                     77,600      1,901,200                     1,901,200
NVR INC                                               37,500                     37,500      2,137,500                     2,137,500
TOLL BROTHERS INC                                     39,200                     39,200        803,600                       803,600
                                                                                            ----------   -----------     -----------
                                                                                             4,842,300     1,679,288       6,521,588
                                                                                            ----------   -----------     -----------
Finance, Insurance & Real Estate

AFFILIATED MANAGERS GROUP                             44,000                     44,000      2,002,000                     2,002,000
ALLMERICA FINANCIAL CORP                                            62,400       62,400                    3,268,200       3,268,200
AMBAC FINANCIAL GROUP INC                                          113,100      113,100                    6,199,294       6,199,294
AMERICREDIT CORP                                     105,600                    105,600      1,795,200                     1,795,200
AMERUS LIFE HOLDINGS INC-A                            82,500                     82,500      1,701,563                     1,701,563
ARGOSY GAMING COMPANY                                 97,800                     97,800      1,405,875                     1,405,875
BANCWEST CORPORATION                                  52,000       202,800      254,800        854,750     3,333,525       4,188,275
BANK UNITED CORP CL A                                 80,700                     80,700      2,839,631                     2,839,631
BANKATLANTIC BANCORP INC-B                           102,900                    102,900        604,538                       604,538
BANKNORTH GROUP INC                                   97,450       215,500      312,950      1,492,203     3,299,844       4,792,047
BEAR STEARNS COMPANIES INC                                          90,600       90,600                    3,771,225       3,771,225
CAPITAL ONE FINANCIAL CORP                                          57,000       57,000                    2,543,625       2,543,625
CAPITOL FEDERAL FINANCIAL                            177,000                    177,000      1,958,063                     1,958,063
CINCINNATI FINANCIAL CORP                                           71,900       71,900                    2,260,356       2,260,356
CITY NATIONAL CORP                                                 146,800      146,800                    5,211,400       5,211,400
COMMERCE BANCORP INC                                  52,185                     52,185      2,400,510                     2,400,510
COMMUNITY BANK SYSTEM INC                             74,500                     74,500      1,652,969                     1,652,969
COMPASS BANCSHARES INC                                              90,000       90,000                    1,535,625       1,535,625
CULLEN/FROST BANKERS INC                              60,700       130,500      191,200      1,597,169     3,433,781       5,030,950
DELPHI FINANCIAL GROUP CLASS A                        67,668                     67,668      2,296,488                     2,296,488
DOW JONES & CO INC                                                  19,200       19,200                    1,406,400       1,406,400
DOWNEY FINL CP                                        91,400                     91,400      2,650,600                     2,650,600
EDWARDS (A.G.), INC                                                 79,100       79,100                    3,084,900       3,084,900
ENHANCE FINANCIAL SVCS GROUP                         103,600                    103,600      1,489,250                     1,489,250
FIDELITY NATIONAL FINL INC                           135,560                    135,560      2,482,443                     2,482,443
FINL SECURITY ASSURANCE HLDG                                        40,000       40,000                    3,035,000       3,035,000
FIRST FEDERAL CAPITAL CORP                           155,100                    155,100      1,715,794                     1,715,794
FIRSTFED FINANCIAL CORP                              144,400                    144,400      2,039,650                     2,039,650
GALLAGHER (ARTHUR J.) & CO.                           55,080                     55,080      2,313,360                     2,313,360
GOLDEN STATE BANCORP                                               263,200      263,200                    4,737,600       4,737,600
GOLDEN STATE BANCORP-LITIG WT                                      155,000      155,000                      174,375         174,375
GOLDEN WEST FINANCIAL CORP                                          88,200       88,200                    3,599,663       3,599,663
GREATER BAY BANCORP                                   46,000                     46,000      2,150,500                     2,150,500
GREENPOINT FINANCIAL CORP                                          236,400      236,400                    4,432,500       4,432,500
HUDSON UNITED BANCORP                                 87,844                     87,844      1,971,000                     1,971,000
INDEPENDENCE COMMUNITY BANK                          153,400                    153,400      2,032,550                     2,032,550
KNIGHT TRADING GROUP INC                                            40,700       40,700                    1,213,369       1,213,369
LEHMAN BROTHERS HLDG INC                                            71,700       71,700                    6,780,131       6,780,131
LOEWS CORP                                                          69,500       69,500                    4,170,000       4,170,000
MAF BANCORP INC                                      109,500                    109,500      1,991,531                     1,991,531
MARCHFIRST INC                                        36,700                     36,700        669,775                       669,775
MGIC INV CORP                                                       69,600       69,600                    3,166,800       3,166,800
MIDLAND CO                                            45,400                     45,400      1,112,300                     1,112,300
MONY GROUP INC                                                      61,800       61,800                    2,089,613       2,089,613
NATIONWIDE FINANCIAL SERV A                                        154,800      154,800                    5,089,050       5,089,050
NORTH FORK BANCORPORATION                             95,200       282,400      377,600      1,439,900     4,271,300       5,711,200
PACIFIC CENTURY FINL CORP                                          196,300      196,300                    2,870,888       2,870,888
PAINE WEBBER GROUP INC                                              49,000       49,000                    2,229,500       2,229,500
PMI GROUP INC                                         43,100       100,200      143,300      2,047,250     4,759,500       6,806,750
PROVIDENT BANKSHARES CORP                            127,680                    127,680      1,723,680                     1,723,680
RADIAN GROUP INC                                      90,300        94,500      184,800      4,673,025     4,890,375       9,563,400

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             LIBERTY        LIBERTY
                                                    LIBERTY      LIBERTY                    SMALL CAP       SELECT         PRO FORMA
                                                  SMALL CAP    SELECT VALUE   PRO FORMA     VALUE FUND    VALUE FUND       COMBINED
                                                  VALUE FUND       FUND        COMBINED       MARKET        MARKET          MARKET
                                                     SHARES       SHARES        SHARES        VALUE         VALUE           VALUE
COMMON STOCKS
RAYMOND JAMES FINANCIAL INC                           52,300                     52,300      1,176,750                     1,176,750
RENAISSANCERE HOLDINGS LTD                            42,200                     42,200      1,838,338                     1,838,338
SOVEREIGN BANCORP INC                                              506,600      506,600                    3,562,031       3,562,031
ST PAUL COMPANIES INC                                              121,800      121,800                    4,156,425       4,156,425
STATE AUTO FINANCIAL CORP                             86,000                     86,000      1,021,250                     1,021,250
STATEN ISLAND BANCORP INC                             68,000                     68,000      1,198,500                     1,198,500
SUSQUEHANNA BANCSHARES INC                           100,000                    100,000      1,425,000                     1,425,000
TORCHMARK INSURANCE                                                 57,900       57,900                    1,429,406       1,429,406
UMB FINANCIAL CORP                                    62,500                     62,500      2,050,781                     2,050,781
UNIONBANCAL CORPORATION                                            143,200      143,200                    2,658,150       2,658,150
UNITED HEALTHCARE CORP                                              98,000       98,000                    8,403,500       8,403,500
WALTER INDUSTRIES INC                                113,500                    113,500      1,298,156                     1,298,156
WEBSTER FINANCIAL CORP                               104,300       114,600      218,900      2,314,156     2,542,688       4,856,844
WELLPOINT HEALTH NETWORKS                                           62,200       62,200                    4,505,613       4,505,613
WHITNEY HOLDING CORP                                  71,500                     71,500      2,444,406                     2,444,406
                                                                                            ----------   -----------     -----------
                                                                                            69,870,902   124,115,650     193,986,552
                                                                                            ----------   -----------     -----------
Manufacturing

ACTEL CORP                                            50,500                     50,500      2,304,063                     2,304,063
ADAC LABORATORIES                                     99,400                     99,400      2,385,600                     2,385,600
ADC TELECOMMUNICATIONS INC                                          91,100       91,100                    7,641,013       7,641,013
ADVANCED DIGITIAL INFO CORP                           21,600        21,900       43,500        344,250       349,031         693,281
ADVANCED MICRO DEVICES INC                                          48,600       48,600                    3,754,350       3,754,350
AGRIBRANDS INTERNATIONAL INC                          30,700                     30,700      1,287,481                     1,287,481
ALBEMARLE CORP                                        54,800                     54,800      1,082,300                     1,082,300
ALLIANT TECHSYSTEMS INC                               20,400                     20,400      1,375,725                     1,375,725
ALPHARMA INC                                          44,000                     44,000      2,739,000                     2,739,000
ALTERA CORPORATION                                                  62,800       62,800                    6,401,675       6,401,675
AMERADA HESS CORP                                                   47,000       47,000                    2,902,250       2,902,250
ANALOG DEVICES INC.                                                 40,100       40,100                    3,047,600       3,047,600
APPLE COMPUTER INC                                                 124,800      124,800                    6,536,400       6,536,400
APPLIED MICRO CIRCUITS CORP                                         46,300       46,300                    4,572,125       4,572,125
ARVIN INDUSTRIES INC                                  48,400                     48,400        840,950                       840,950
ATMEL CORP                                                          73,700       73,700                    2,717,688       2,717,688
AUDIOVOX CORP-CL A                                    32,000                     32,000        706,000                       706,000
AURORA BIOSCIENCES CORP                               13,200                     13,200        900,075                       900,075
B F GOODRICH CO                                                    102,700      102,700                    3,498,219       3,498,219
BALDOR ELECTRIC                                       43,300                     43,300        806,463                       806,463
BARNES GROUP INC                                     100,000                    100,000      1,631,250                     1,631,250
BARR LABORATORIES INC                                 24,000                     24,000      1,075,500                     1,075,500
BAUSCH & LOMB INC                                                   19,400       19,400                    1,501,075       1,501,075
BELL AND HOWELL COMPANY                               38,500                     38,500        933,625                       933,625
BETHLEHEM STEEL CORP                                 173,800                    173,800        619,163                       619,163
BIOGEN INC                                                          21,400       21,400                    1,380,300       1,380,300
BOISE CASCADE CORP                                    48,000        95,200      143,200      1,242,000     2,463,300       3,705,300
BRUNSWICK CORP                                                     122,200      122,200                    2,023,938       2,023,938
BURR-BROWN CORP                                       12,600                     12,600      1,092,263                     1,092,263
C R BARD INC                                                        40,000       40,000                    1,925,000       1,925,000
CACI INTERNATIONAL INC-CL A                           64,000                     64,000      1,248,000                     1,248,000
CANANDAIGUA BRANDS INC                                83,100                     83,100      4,191,356                     4,191,356
CARLISLE COS INC                                      41,300                     41,300      1,858,500                     1,858,500
CENTEX CONSTRUCTION PRODUCTS                          41,900                     41,900        950,606                       950,606
CHIRON CORP                                                         77,800       77,800                    3,695,500       3,695,500
CHURCH & DWIGHT CO                                    74,000                     74,000      1,332,000                     1,332,000
CLECO CORP                                            30,000                     30,000      1,005,000                     1,005,000
COMMSCOPE INC                                         46,700                     46,700      1,914,700                     1,914,700
COMVERSE TECH                                                       64,400       64,400                    5,989,200       5,989,200
CORN PRODUCTS INTL INC                                45,300                     45,300      1,200,450                     1,200,450
CREE INC                                               6,300                      6,300        841,050                       841,050
CROWN CORK AND SEAL CO. INC.                                       141,100      141,100                    2,116,500       2,116,500
CYMER INC                                             34,300                     34,300      1,637,825                     1,637,825
CYPRESS SEMICONDUCTOR CORP                            30,400        45,800       76,200      1,284,400     1,935,050       3,219,450
CYTEC INDUSTRIES INC                                 129,300                    129,300      3,192,094                     3,192,094
DALLAS SEMICONDUCTOR CORP                                           68,200       68,200                    2,779,150       2,779,150
DELPHI AUTOMOTIVE SYSTEMS                                          158,800      158,800                    2,312,525       2,312,525
DOVER CORP                                                         120,900      120,900                    4,904,006       4,904,006
EATON CORP                                                          45,500       45,500                    3,048,500       3,048,500
ECOLAB INC                                                          21,100       21,100                      824,219         824,219

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             LIBERTY        LIBERTY
                                                    LIBERTY      LIBERTY                    SMALL CAP       SELECT         PRO FORMA
                                                   SMALL CAP    SELECT VALUE   PRO FORMA     VALUE FUND    VALUE FUND       COMBINED
                                                  VALUE FUND       FUND        COMBINED       MARKET        MARKET          MARKET
COMMON STOCKS                                        SHARES       SHARES        SHARES        VALUE         VALUE           VALUE
ELANTEC SEMICONDUCTOR INC                             14,200                     14,200        988,675                       988,675
EMULEX CORP                                            6,400                      6,400        420,400                       420,400
ENGELHARD CORPORATION                                              175,300      175,300                    2,991,056       2,991,056
ESTERLINE TECHNOLOGIES CORP                           87,700                     87,700      1,304,538                     1,304,538
ETHAN ALLEN INTERIORS INC                             56,400                     56,400      1,353,600                     1,353,600
FMC CORP                                                            66,000       66,000                    3,828,000       3,828,000
FOSSIL INC                                            69,925                     69,925      1,359,167                     1,359,167
FULLER (H.B.) CO                                      20,000                     20,000        911,250                       911,250
FURNITURE BRANDS INTL INC                             91,600       119,300      210,900      1,385,450     1,804,413       3,189,863
GEHL CO                                               90,600                     90,600      1,291,050                     1,291,050
GENERAL SEMICONDUCTOR INC                             89,600                     89,600      1,321,600                     1,321,600
GEON COMPANY                                          53,000                     53,000        980,500                       980,500
GEORGIA PACIFIC CORP                                                91,200       91,200                    2,394,000       2,394,000
GLATFELTER (P.H.) CO                                 110,600                    110,600      1,126,738                     1,126,738
GLENAYRE TECHNOLOGIES INC                            127,000                    127,000      1,341,438                     1,341,438
GRANT PRIDECO INC                                                  103,800      103,800                    2,595,000       2,595,000
HAIN CELESTIAL GROUP INC                              59,000                     59,000      2,164,563                     2,164,563
HANNA CO                                             169,800                    169,800      1,528,200                     1,528,200
HARLEY DAVIDSON                                                    118,000      118,000                    4,543,000       4,543,000
HARMAN INTERNATIONAL INC NEW                          43,000                     43,000      2,623,000                     2,623,000
HARRIS CORPORATION DEL                                              49,300       49,300                    1,614,575       1,614,575
HARSCO CORP                                           41,700                     41,700      1,063,350                     1,063,350
HAVERTY FURNITURE                                     10,000                     10,000         85,000                        85,000
HELIX TECHNOLOGY CORP                                  6,800                      6,800        265,200                       265,200
HORMEL FOODS CORP                                                  137,400      137,400                    2,310,038       2,310,038
IDEC PHARMACEUTICALS CORP                             17,000                     17,000      1,994,313                     1,994,313
IMATION CORP                                          55,600                     55,600      1,633,250                     1,633,250
IMMUNEX CORP                                                        14,500       14,500                      716,844         716,844
INFOCUS CORP                                          70,200                     70,200      2,259,563                     2,259,563
INGERSOLL RAND CO                                                  157,100      157,100                    6,323,275       6,323,275
INTEGRATED DEVICES TECH INC                           46,800        36,100       82,900      2,802,150     2,161,488       4,963,638
INTERNATIONAL HOME FOODS INC                         115,100                    115,100      2,409,906                     2,409,906
INTERNATIONAL RECTIFIER CORP                          73,000                     73,000      4,088,000                     4,088,000
INTERSTATE BAKERIES                                                181,700      181,700                    2,543,800       2,543,800
INTUIT INC                                                          84,300       84,300                    3,487,913       3,487,913
IVAX CORP                                                          158,850      158,850                    6,592,275       6,592,275
JDS UNIPHASE CORP                                                   22,000       22,000                    2,637,250       2,637,250
JOHNSON CONTROLS INC                                                92,500       92,500                    4,746,406       4,746,406
JONES PHARMA INC                                      51,150                     51,150      2,042,803                     2,042,803
KELLWOOD CO                                           37,700                     37,700        796,413                       796,413
KEMET CORP                                            20,400                     20,400        511,275                       511,275
KENNAMETAL INC                                        43,800                     43,800        938,963                       938,963
KNIGHT RIDDER INC                                     30,300        88,100      118,400      1,611,581     4,685,819       6,297,400
LAFARGE CORP                                                        78,000       78,000                    1,638,000       1,638,000
LAM RESEARCH CORP                                     35,400                     35,400      1,327,500                     1,327,500
LATTICE SEMICONDUCTOR CORP                             6,300                      6,300        435,488                       435,488
LEAR CORP                                                          119,200      119,200                    2,384,000       2,384,000
LINEAR TECHNOLOGY CORP                                              97,100       97,100                    6,208,331       6,208,331
LOCKHEED MARTIN CORP                                               153,200      153,200                    3,801,275       3,801,275
LONGVIEW FIBRE CO                                    152,500                    152,500      1,687,031                     1,687,031
LSI LOGIC CORP                                                      51,400       51,400                    2,782,025       2,782,025
LUBRIZOL CORP                                         69,800       170,800      240,600      1,465,800     3,586,800       5,052,600
LUXOTTICA GROU SPA-SPON ADR                           50,200                     50,200        611,813                       611,813
LYONDELL PETRO                                                     321,500      321,500                    5,385,125       5,385,125
MANITOWOC INC                                         66,100                     66,100      1,768,175                     1,768,175
MATTSON TECHNOLOGY INC                                16,100                     16,100        523,250                       523,250
MAXIM INTEGRATED PRODUCTS INC                                       64,300       64,300                    4,368,381       4,368,381
MCCORMICK & CO                                                      96,800       96,800                    3,146,000       3,146,000
MERITOR AUTOMOTIVE INC                                             281,900      281,900                    3,100,900       3,100,900
MICHAEL FOODS INC                                     59,700                     59,700      1,462,650                     1,462,650
MICROCHIP TECHNOLOGY                                                45,000       45,000                    2,621,953       2,621,953
MICRON TECHNOLOGY INCORPORATED                                      26,000       26,000                    2,289,625       2,289,625
MILACRON INC                                          86,400                     86,400      1,252,800                     1,252,800
MKS INSTRUMENTS INC                                   34,000                     34,000      1,330,250                     1,330,250
MRV COMMUNICATIONS INC                                20,600                     20,600      1,385,350                     1,385,350
MUELLER INDUSTRIES INC                                85,100       148,000      233,100      2,382,800     4,144,000       6,526,800
MYLAN LABORATORIES, INC                                            125,000      125,000                    2,281,250       2,281,250
NACCO INDUSTRIES INC CL A                             31,200                     31,200      1,095,900                     1,095,900
NATIONAL SEMICONDUCTOR CORP                                         46,900       46,900                    2,661,575       2,661,575
NAVISTAR INTERNATIONAL                                             129,600      129,600                    4,025,700       4,025,700

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             LIBERTY        LIBERTY
                                                    LIBERTY      LIBERTY                    SMALL CAP       SELECT         PRO FORMA
                                                  SMALL CAP    SELECT VALUE   PRO FORMA     VALUE FUND    VALUE FUND       COMBINED
                                                  VALUE FUND       FUND        COMBINED       MARKET        MARKET          MARKET
COMMON STOCKS                                        SHARES       SHARES        SHARES        VALUE         VALUE           VALUE
NEW YORK TIMES CO CLASS A                                          115,000      115,000                    4,542,500       4,542,500
NORTEK INC.                                           63,800                     63,800      1,260,050                     1,260,050
NORTHROP GRUMMAN CORP                                               35,400       35,400                    2,345,250       2,345,250
NOVELLUS SYSTEMS INC                                                98,400       98,400                    5,565,750       5,565,750
NUCOR CORP                                                          70,200       70,200                    2,329,763       2,329,763
OCEANEERING INTL INC                                  44,000                     44,000        836,000                       836,000
OSHKOSH TRUCK CORP                                    32,850                     32,850      1,174,388                     1,174,388
PACCAR INC                                                          50,900       50,900                    2,020,094       2,020,094
PARK ELECTROCHEMICAL CORP                             77,900                     77,900      2,809,269                     2,809,269
PARKER HANNIFIN CORP                                                39,800       39,800                    1,363,150       1,363,150
PE CORP-CELERA GENOMICS GRP                           26,400                     26,400      2,468,400                     2,468,400
PE CORP-PE BIOSYSTEMS GROUP                                         28,800       28,800                    1,897,200       1,897,200
PENNZOIL-QUAKER STATE CO                              91,800                     91,800      1,107,338                     1,107,338
PENTAIR INC                                           40,400                     40,400      1,434,200                     1,434,200
PEPSI BOTTLING GROUP                                               193,200      193,200                    5,639,025       5,639,025
PHILLIPS VAN HEUSEN CORP                              97,500                     97,500        926,250                       926,250
PHOTON DYNAMICS INC                                    8,600                      8,600        642,313                       642,313
PLEXUS CORP                                           21,500                     21,500      2,429,500                     2,429,500
PPG INDUSTRIES INC                                                 102,100      102,100                    4,524,306       4,524,306
PRECISION CASTPARTS CORP                              22,500                     22,500      1,018,125                     1,018,125
PROTEIN DESIGN LABS INC                               10,500                     10,500      1,732,008                     1,732,008
QUANEX CORP                                           72,700                     72,700      1,081,413                     1,081,413
RUSS BERRIE & CO INC                                  61,600                     61,600      1,185,800                     1,185,800
RYERSON TULL INC                                      93,598                     93,598        971,079                       971,079
SANMINA CORPX                                                       77,400       77,400                    6,617,700       6,617,700
SEMTECH CORP                                          25,800                     25,800      1,973,297                     1,973,297
SHIRE PHARMACEUTICALS-ADR                             32,184                     32,184      1,669,546                     1,669,546
SILICON VALLEY GROUP INC                              95,100                     95,100      2,460,713                     2,460,713
SPRINGS INDUSTRIES INC                                22,100                     22,100        711,344                       711,344
SPS TECHNOLOGIES, IN                                  26,300                     26,300      1,079,944                     1,079,944
STORAGENETWORKS INC                                   11,700                     11,700      1,055,925                     1,055,925
STURM RUGER & CO INC                                 181,300                    181,300      1,609,038                     1,609,038
SUPERIOR INDUSTRIES INTL                              72,100                     72,100      1,856,575                     1,856,575
TEKTRONIX INC                                         19,700                     19,700      1,457,800                     1,457,800
TELCOM SEMICONDUCTOR INC                              19,300                     19,300        779,238                       779,238
TEMPLE INLAND INC                                                   34,500       34,500                    1,449,000       1,449,000
TERADYNE INC                                                        84,598       84,598                    6,217,953       6,217,953
TEREX CORP                                            84,900                     84,900      1,199,213                     1,199,213
TESORO PETROLEUM CORP                                141,500                    141,500      1,432,688                     1,432,688
TEXAS INDUSTRIES INC                                  60,500                     60,500      1,746,938                     1,746,938
TIME WARNER TELECOM-CL A                                             9,400        9,400                      605,125         605,125
TIMKEN CO                                             97,100                     97,100      1,808,488                     1,808,488
TOPPS COMPANY                                        133,100                    133,100      1,530,650                     1,530,650
TORO CO                                               44,700                     44,700      1,472,306                     1,472,306
TOSCO CORP                                                         159,600      159,600                    4,518,675       4,518,675
TOWER AUTOMOTIVE INC                                  76,100                     76,100        951,250                       951,250
TRIQUINT SEMICONDUCTOR INC                             9,900                      9,900        947,306                       947,306
TUPPERWARE CORPORATION                                86,800       166,100      252,900      1,909,600     3,654,200       5,563,800
ULTRAMAR DIAMOND SHAMROCK CORP                                      65,600       65,600                    1,627,700       1,627,700
UNISYS CORP                                                        181,500      181,500                    2,643,094       2,643,094
USG CORP NEW                                                       123,200      123,200                    3,742,200       3,742,200
USX-US STEEL GROUP                                                  44,400       44,400                      824,175         824,175
VALASSIS COMM. INC                                   105,250       129,700      234,950      4,012,656     4,944,813       8,957,469
VARIAN INC                                            16,700                     16,700        770,288                       770,288
VERTEX PHARMACEUTICALS INC                            12,500                     12,500      1,317,188                     1,317,188
VICAL INC                                             43,800                     43,800        843,150                       843,150
VISHAY INTERTECHNOLOGY                                             158,400      158,400                    6,009,300       6,009,300
VITESSE SEMICONDUCTOR CORP                                          72,100       72,100                    5,303,856       5,303,856
W R GRACE & CO                                       132,900       189,000      321,900      1,611,413     2,291,625       3,903,038
WATERS CORPORATION                                                  48,900       48,900                    6,103,331       6,103,331
WATSON PHARMACEUTICALS                                              67,900       67,900                    3,649,625       3,649,625
WEATHERFORD INTERNATIONAL                                          103,800      103,800                    4,132,538       4,132,538
WESTVACO CORP                                                      169,800      169,800                    4,213,163       4,213,163
WHIRLPOOL CORP                                                      51,700       51,700                    2,410,513       2,410,513
WILLAMETTE IND INC                                                  90,600       90,600                    2,468,850       2,468,850
WINNEBAGO INDUSTRIES                                  40,900                     40,900        534,256                       534,256
WORTHINGTON INDUSTRIES                               205,200                    205,200      2,154,600                     2,154,600
XILINIX INC                                                         63,000       63,000                    5,201,438       5,201,438
ZEBRA TECHNOLOGIES CORP-CL A                          24,100                     24,100      1,067,931                     1,067,931
                                                                                            ----------   -----------     -----------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             LIBERTY        LIBERTY
                                                    LIBERTY      LIBERTY                    SMALL CAP       SELECT         PRO FORMA
                                                  SMALL CAP    SELECT VALUE   PRO FORMA     VALUE FUND    VALUE FUND       COMBINED
                                                  VALUE FUND       FUND        COMBINED       MARKET        MARKET          MARKET
                                                     SHARES       SHARES        SHARES        VALUE         VALUE           VALUE
COMMON STOCKS
                                                                                            162,391,894  297,574,612     459,966,506
                                                                                            ----------   -----------     -----------
Mining & Energy

BJ SERVICES CO                                                      81,700       81,700                    5,106,250       5,106,250
DIAMOND OFFSHORE DRILLING                                          130,000      130,000                    4,566,250       4,566,250
FALCON DRILLING COMPANY INC                           43,700       244,000      287,700      1,029,681     5,749,250       6,778,931
HS RESOURCES INC                                     100,100                    100,100      3,003,000                     3,003,000
NOBLE DRILLING CORP                                                143,600      143,600                    5,914,525       5,914,525
OCCIDENTAL PETROLEUM                                               122,200      122,200                    2,573,838       2,573,838
PARKER DRILLING CO                                   356,200                    356,200      2,203,988                     2,203,988
PATTERSON ENERGY INC                                 140,000                    140,000      3,990,000                     3,990,000
PETROLEUM GEO SERVICES ADR                                         231,900      231,900                    3,956,794       3,956,794
PRIDE PETROLEUM INTERNATIONAL                        219,200                    219,200      5,425,200                     5,425,200
REALNETWORKS INC                                                    20,400       20,400                    1,031,475       1,031,475
RGS ENERGY GROUP INC                                 103,000                    103,000      2,291,750                     2,291,750
SOUTHWESTERN ENERGY COMPANY                          140,000                    140,000        875,000                       875,000
TRANSOCEAN SEDCO FOREX INC                                          87,700       87,700                    4,686,469       4,686,469
VECTREN CORPORATION                                   54,000                     54,000        931,500                       931,500
VERITAS DGC INC                                      131,900                    131,900      3,429,400                     3,429,400
VINTAGE PETROLEUM INC                                176,800                    176,800      3,989,050                     3,989,050
                                                                                            ----------   -----------     -----------
                                                                                            27,168,569    33,584,850      60,753,419
                                                                                            ----------   -----------     -----------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             LIBERTY        LIBERTY
                                                    LIBERTY      LIBERTY                    SMALL CAP       SELECT         PRO FORMA
                                                  SMALL CAP    SELECT VALUE   PRO FORMA     VALUE FUND    VALUE FUND       COMBINED
                                                  VALUE FUND       FUND        COMBINED       MARKET        MARKET          MARKET
                                                     SHARES       SHARES        SHARES        VALUE         VALUE           VALUE
COMMON STOCKS
Retail Trade

ABERCROMBIE & FITCH CO-CL A                                        140,500      140,500                    1,712,344       1,712,344
BEST BUY INC                                                        79,200       79,200                    5,009,400       5,009,400
BJ'S WHOLESALE CLUB INC                                            122,500      122,500                    4,042,500       4,042,500
BRINKER INTERNATIONAL INC                                           78,500       78,500                    2,296,125       2,296,125
CEC ENTERTAINMENT INC                                150,870                    150,870      3,866,044                     3,866,044
CIRCUIT CITY STORES INC                                             70,100       70,100                    2,326,444       2,326,444
DOLLAR THRIFTY AUTOMOTIVE GP                          41,100                     41,100        757,781                       757,781
FEDERATED DEPT STORES INC NEW                                       61,100       61,100                    2,062,125       2,062,125
JACK IN THE BOX INC                                   64,800                     64,800      1,595,700                     1,595,700
MUSICLAND STORES CORP                                 92,300                     92,300        686,481                       686,481
ROSS STORES                                           75,400       209,800      285,200      1,286,513     3,579,713       4,866,225
SONIC CORP                                            42,000                     42,000      1,233,750                     1,233,750
TIMBERLAND COMPANY-CL A                               12,000                     12,000        849,750                       849,750
TRICON GLOBAL RESTAURANTS                                          114,200      114,200                    3,226,150       3,226,150
WPS RESOURCES                                         34,100                     34,100      1,025,131                     1,025,131
ZALE CORP                                             36,100        26,100       62,200      1,317,650       952,650       2,270,300
                                                                                            ----------   -----------     -----------
                                                                                            12,618,800    25,207,450      37,826,250
                                                                                            ----------   -----------     -----------
Services

ADOBE SYSTEMS INC                                                   32,300       32,300                    4,199,000       4,199,000
ADVO INC                                              59,100                     59,100      2,482,200                     2,482,200
ANCHOR GAMING                                         38,800                     38,800      1,859,975                     1,859,975
BARRA INC                                             25,900                     25,900      1,283,669                     1,283,669
COMDISCO INC                                                       127,000      127,000                    2,833,688       2,833,688
CONVERGYS CORP                                                     119,300      119,300                    6,188,688       6,188,688
COVENTRY HEALTH CARE INC                             107,800                    107,800      1,436,772                     1,436,772
CURATIVE HEALTH SERVICES INC                         151,500                    151,500        913,734                       913,734
DENDRITE INTERNATIONAL INC                            66,550                     66,550      2,216,947                     2,216,947
DST SYSTEMS INC                                                     53,400       53,400                    4,065,075       4,065,075
DUN & BRADSTREET CORP                                               91,800       91,800                    2,627,775       2,627,775
ECCS INC                                              53,200                     53,200        264,338                       264,338
ESS TECHNOLOGY                                        35,800                     35,800        519,100                       519,100
FIRST HEALTH GROUP CORP                               35,700        26,200       61,900      1,171,406       859,688       2,031,094
HALL KINION & ASSOCIATES INC                          59,600                     59,600      1,985,425                     1,985,425
HARRAH'S ENTERTAINMENT INC                                         169,000      169,000                    3,538,438       3,538,438
HEALTH MGMT SYSTEMS INC                              175,000                    175,000        546,875                       546,875
HERTZ CORP-CL A                                                     87,000       87,000                    2,441,438       2,441,438
HOOPER HOLMES INC                                     98,200                     98,200        785,600                       785,600
IDEXX LABS INC                                        54,000                     54,000      1,235,250                     1,235,250
IMS HEALTH INC                                                      91,400       91,400                    1,645,200       1,645,200
INPRISE CORPORATION                                   94,100                     94,100        576,363                       576,363
INTERIM SERVICES INC                                 103,270                    103,270      1,833,043                     1,833,043
INTERPUBLIC GROUP COS INC                                           69,400       69,400                    2,984,200       2,984,200
ISLE OF CAPRI CASINOS                                118,200                    118,200      1,603,088                     1,603,088
JACOBS ENGINEERING GROUP INC                          56,600                     56,600      1,850,113                     1,850,113
KRONOS INC                                            31,300                     31,300        813,800                       813,800
LINCARE HOLDINGS INC                                               121,300      121,300                    2,987,013       2,987,013
MERCURY INTERACTIVE CORP                              11,600                     11,600      1,122,300                     1,122,300
MICROS SYSTEMS INC                                    28,900                     28,900        536,456                       536,456
NATIONAL COMPUTER SYS INC                             40,200                     40,200      1,979,850                     1,979,850
NATURAL MICROSYSTEMS CORP                              9,500                      9,500      1,068,156                     1,068,156
NEOPHARM INC                                          40,000                     40,000        784,375                       784,375
OMNICOM GROUP                                                       45,000       45,000                    4,007,813       4,007,813
PACIFICARE HEALTH SYSTEMS - A                                       18,400       18,400                    1,107,450       1,107,450
PARK PLACE ENTERTAINMENT                                           230,000      230,000                    2,803,125       2,803,125
PAYCHEX INC                                                        175,968      175,968                    7,390,656       7,390,656
PORTAL SOFTWARE                                                     29,700       29,700                    1,897,088       1,897,088
PROGRESS SOFTWARE CORP                                71,800                     71,800      1,287,913                     1,287,913
QUEST DIAGNOSTICS                                     53,300                     53,300      3,814,281                     3,814,281
REHABCARE GROUP INC                                  139,600                    139,600      3,804,100                     3,804,100
REMEDY CORP                                           12,900                     12,900        719,175                       719,175
RENT-A-CENTER INC                                     73,300                     73,300      1,649,250                     1,649,250
ROBERT HALF INTL INC                                                50,200       50,200                    1,430,700       1,430,700
RSA SECURITY INC                                      12,600                     12,600        872,550                       872,550
SALTON INC                                            13,700                     13,700        505,188                       505,188
SENSORMATIC ELECTRONICS CORP                          36,300                     36,300        573,994                       573,994

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             LIBERTY        LIBERTY
                                                    LIBERTY      LIBERTY                    SMALL CAP       SELECT         PRO FORMA
                                                  SMALL CAP    SELECT VALUE   PRO FORMA     VALUE FUND    VALUE FUND       COMBINED
                                                  VALUE FUND       FUND        COMBINED       MARKET        MARKET          MARKET
                                                     SHARES       SHARES        SHARES        VALUE         VALUE           VALUE
COMMON STOCKS

SERENA SOFTWARE INC                                   29,700                     29,700      1,348,566                     1,348,566
SIEBEL SYSTEMS INC                                                  29,900       29,900                    4,890,519       4,890,519
SYBASE INC                                           107,500                    107,500      2,472,500                     2,472,500
SYMANTEC CORP                                                       69,500       69,500                    3,748,656       3,748,656
UNIVERSAL HEALTH SERVICES - B                         28,600                     28,600      1,887,600                     1,887,600
USA NETWORKS INC                                      57,240        62,100      119,340      1,237,815     1,342,913       2,580,728
VERITAS SOFTWRE                                                     49,600       49,600                    5,605,575       5,605,575
WESTWOOD ONE INC                                                    58,900       58,900                    2,009,963       2,009,963
XTRA CORP                                             40,000                     40,000      1,577,500                     1,577,500
                                                                                            ----------   -----------     -----------
                                                                                            50,619,264    70,604,656     121,223,920
                                                                                            ----------   -----------     -----------
Transportation, Communications, Electric,
Gas and Sanitary Services

ADVANCED FIBRE COMMUNICATION                          34,500                     34,500      1,563,281                     1,563,281
ALLEGHENY ENERGY IN COM                                            158,500      158,500                    4,338,938       4,338,938
ALPHA INDUSTRIES INC                                  26,400                     26,400      1,163,250                     1,163,250
ARCH COMMUNICATIONS GROUP                            120,000                    120,000        780,000                       780,000
ARKANSAS BEST CORP                                   135,900                    135,900      1,350,506                     1,350,506
AVIS GROUP HOLDINGS INC                               92,900                     92,900      1,741,875                     1,741,875
BOSTON COMMUNICATIONS GROUP                           84,200                     84,200      1,178,800                     1,178,800
CALPINE CORPORATION                                                 92,000       92,000                    6,049,000       6,049,000
CANADIAN PACIFIC LTD                                               104,500      104,500                    2,736,594       2,736,594
CENTURYTEL INC                                                      83,950       83,950                    2,413,563       2,413,563
CHRIS-CRAFT INDUSTIRES INC                                          29,497       29,497                    1,948,646       1,948,646
CIRCLE INTERNATIONAL                                  65,400                     65,400      1,643,175                     1,643,175
CITIZENS COMMUNICATIONS CO                                          45,800       45,800                      790,050         790,050
CMP GROUP INC                                        211,900                    211,900      6,211,319                     6,211,319
CNF TRANSPORTATION INC                                24,000       155,700      179,700        546,000     3,542,175       4,088,175
COLUMBIA ENERGY GROUP                                               63,000       63,000                    4,134,375       4,134,375
CONECTIV INC                                                       276,200      276,200                    4,298,363       4,298,363
COVAD COMMUNICATIONS GROUP                                         105,000      105,000                    1,693,125       1,693,125
DELTA AIR LINES INC                                                 92,900       92,900                    4,697,256       4,697,256
DOMINION RESOURCES INC                                              31,531       31,531                    1,351,892       1,351,892
EL PASO ENERGY CORP                                                 84,500       84,500                    4,304,219       4,304,219
ENERGEN CORP                                         117,900                    117,900      2,571,694                     2,571,694
ENERGY EAST CORPORATION                                            224,600      224,600                    4,281,438       4,281,438
ENTERGY CORP                                                       147,100      147,100                    3,999,281       3,999,281
EXAR CORP                                              7,400                      7,400        645,188                       645,188
FLORIDA PROGRESS CORP                                               96,900       96,900                    4,542,188       4,542,188
GETTHERE.COM INC                                      71,200                     71,200        752,050                       752,050
GPU INC                                                            122,600      122,600                    3,317,863       3,317,863
IDACORP INC                                           77,100                     77,100      2,486,475                     2,486,475
INCO LTD                                                           216,000      216,000                    3,321,000       3,321,000
LIGHTBRIDGE INC                                       51,500                     51,500      1,229,563                     1,229,563
METROCALL INC                                         75,800                     75,800        682,200                       682,200
MINNESOTA POWER INC                                   85,520       284,800      370,320      1,480,565     4,930,600       6,411,165
NEXTLINK COMMUNICATIONS-A                                           87,000       87,000                    3,300,563       3,300,563
NORTHEAST UTILITIES                                                 97,000       97,000                    2,109,750       2,109,750
NORTHWEST NATURAL GAS CO                             112,000                    112,000      2,506,000                     2,506,000
NTL INC                                                             23,375       23,375                    1,399,578       1,399,578
NUI CORP                                              48,200                     48,200      1,301,400                     1,301,400
ODETICS INC-CL A                                      53,700                     53,700        778,650                       778,650
ONEOK INC                                             89,300                     89,300      2,316,219                     2,316,219
P G & E CORP                                                       173,200      173,200                    4,265,050       4,265,050
P P & L RESOURCES INC                                              142,400      142,400                    3,123,900       3,123,900
PECO ENERGY CO                                                      98,900       98,900                    3,986,906       3,986,906
PEOPLES ENERGY CORP                                                 75,000       75,000                    2,428,125       2,428,125
PINNACLE HOLDINGS INC                                  9,500                      9,500        513,000                       513,000
PINNACLE WEST CAPITAL CORP                                          41,600       41,600                    1,409,200       1,409,200
PMC-SIERRA INC                                                      11,100       11,100                    1,972,331       1,972,331
POTOMAC ELECTRIC POWER CO                                           87,100       87,100                    2,177,500       2,177,500
POWERWAVE TECHNOLOGIES INC                            29,400        26,400       55,800      1,293,600     1,161,600       2,455,200
PRICE COMMUNICATIONS CORP                             56,500                     56,500      1,331,281                     1,331,281
PUBLIC SERVICE CO NEW MEX                            125,800                    125,800      1,942,038                     1,942,038
PUBLIC SERVICE ENTER GROUP INC                                      80,600       80,600                    2,790,775       2,790,775
PUGET SOUND ENERGY INC                                             103,700      103,700                    2,210,106       2,210,106
RELIANT ENERGY INC                                                  99,700       99,700                    2,947,381       2,947,381
SEMPRA ENERGY                                                       79,500       79,500                    1,351,500       1,351,500
SIERRA PACIFIC RESOURCES                             137,800                    137,800      1,731,113                     1,731,113

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             LIBERTY        LIBERTY
                                                    LIBERTY      LIBERTY                    SMALL CAP       SELECT         PRO FORMA
                                                  SMALL CAP    SELECT VALUE   PRO FORMA     VALUE FUND    VALUE FUND       COMBINED
                                                  VALUE FUND       FUND        COMBINED       MARKET        MARKET          MARKET
                                                     SHARES       SHARES        SHARES        VALUE         VALUE           VALUE
COMMON STOCKS

SKYWEST INC                                           47,800                     47,800      1,771,588                     1,771,588
TELEPHONE & DATA                                                    48,000       48,000                    4,812,000       4,812,000
TOLLGRADE COMMUNICATIONS INC                           8,400                      8,400      1,113,000                     1,113,000
TRUE NORTH COMMUNICATIONS                             37,900                     37,900      1,667,600                     1,667,600
TXU CORP                                                            89,800       89,800                    2,649,100       2,649,100
U G I  CORP                                          127,600                    127,600      2,615,800                     2,615,800
UAL INC                                                             39,400       39,400                    2,292,588       2,292,588
UNICOM CORPORATION                                                 142,000      142,000                    5,493,625       5,493,625
UNITED ILLUMINATING CO                                32,800                     32,800      1,435,000                     1,435,000
UNIVISION COMMUNICATIONS CL A                                       52,000       52,000                    5,382,000       5,382,000
USFREIGHTWAYS CORPORATION                             68,500        63,100      131,600      1,682,531     1,549,894       3,232,425
UTILICORP UNITED INC                                               129,100      129,100                    2,565,863       2,565,863
                                                                                            ----------   -----------     -----------
                                                                                            50,024,759   128,069,897     178,094,655
                                                                                            ----------   -----------     -----------
Wholesale Trade

ANIXTER INTERNATIONAL INC                             80,700                     80,700      2,138,550                     2,138,550
ARROW ELECTRONICS INC                                               43,300       43,300                    1,342,300       1,342,300
BINDLEY WESTERN INDUSTRIES INC                        74,800                     74,800      1,977,525                     1,977,525
BRIGHTPOINT INC                                      142,900                    142,900      1,236,978                     1,236,978
HANDLEMAN CO                                          72,000                     72,000        900,000                       900,000
OWENS & MINOR INC HLDG CO                            130,100                    130,100      2,236,094                     2,236,094
PATTERSON DENTAL CO                                   30,210        86,350      116,560      1,540,710     4,403,850       5,944,560
RICHARDS ELEC LTD                                     83,300                     83,300      1,338,006                     1,338,006
SUIZA FOODS CORP                                      38,500                     38,500      1,881,688                     1,881,688
U.S. CAN CORPORATION                                  71,000                     71,000      1,233,625                     1,233,625
ULTRAMED                                                           450,000      450,000                            0               0
UNITED STATIONERS INC                                 91,900                     91,900      2,975,263                     2,975,263
                                                                                            ----------   -----------     -----------
                                                                                            17,458,438     5,746,150      23,204,588
                                                                                            ----------   -----------     -----------
Total Common Stocks                                                                        396,907,063   691,054,177   1,087,961,240
                                                                                           -----------   -----------   -------------
CORPORATE FIXED INCOME BONDS & NOTES

Finance, Insurance & Real Estate                    Par            Par

IMPAC MORTGAGE HOLDINGS 11%, 2/15/04              $2,426,500                  2,426,500      1,941,200                     1,941,200
                                                                                            ----------                   -----------
SHORT-TERM OBLIGATIONS

WARBURG  REPURCHASE AGREEMENT                      7,628,000   $19,027,000   26,655,000      7,628,000    19,027,000      26,655,000
                                                                                            ----------   -----------     -----------

TOTAL INVESTMENTS (COST OF $379,406,041,
$606,431,283 AND $986,837,324, RESPECTIVELY)                                              $406,476,263  $710,081,177  $1,116,557,440
                                                                                          ============  ============  ==============

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)


                                          Liberty             Liberty
                                         Small Cap             Select              Pro Forma              Pro Forma
                                         Value Fund          Value Fund           Adjustments              Combined
Investments, at value                  $  406,476,263      $  710,081,177       $           --          $1,116,557,440
Cash                                               --                  --                   --                      --
Receivable for investments sold                    --                  --                   --                      --
Payable for investments purchased                  --                  --                   --                      --
Other assets less other
liabilities                                 9,931,124            (337,122)            (394,628)(a)           9,199,374

Net assets                             $  416,407,387      $  709,744,055       $     (394,628)         $1,125,756,814


Class A:
Net assets                             $  138,969,129      $  388,214,593             (146,126)         $  527,037,596
Shares outstanding                          4,268,643          17,372,786            1,943,752              23,585,181
Net asset value                        $        32.56      $        22.35                               $        22.35

Class B:
Net assets                             $  238,607,222      $  298,824,770             (215,846)         $  537,216,146
Shares outstanding                          7,786,282          14,029,006            3,405,541              25,220,829
Net asset value                        $        30.64      $        21.30                               $        21.30

Class C:
Net assets                             $   27,400,025      $   21,661,061              (23,580)         $   49,037,506
Shares outstanding                            869,870             991,551              383,307               2,244,728
Net asset value                        $        31.50      $        21.85                               $        21.85

Class Z:
Net assets                             $   11,431,011      $    1,043,631               (9,076)         $   12,465,566
Shares outstanding                            346,276              46,541              163,088                 555,905
Net asset value                        $        33.01      $        22.42                               $        22.42


(a) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $326,983 and $67,645 to be borne by the Small Cap Fund and the Select Value Fund respectively. These costs reflect each fund's share These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                               Liberty Financial       Fund
                                               -----------------       ----
Liberty Small-Cap Value Fund                          25%               75%
Liberty Select Value Fund                             50%               50%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                           LIBERTY SMALL     LIBERTY SELECT        PRO FORMA             PRO FORMA
                                              CAP FUND            VALUE           ADJUSTMENTS             COMBINED
INVESTMENT INCOME
Dividends                                      4,583,067          8,174,225                 --            12,757,292
Interest                                       1,187,526          1,184,633                 --             2,372,159
                                            ------------       ------------       ------------          ------------
   Total investment income                     5,770,592          9,358,859                 --            15,129,451

EXPENSES
Management fee                                 3,988,196          5,223,265           (620,877)(a)         8,590,584
Administration fee                                    --                 --                 -- (a)                --
Service fee - Class A, B, C                    1,214,205          1,861,867                 -- (a)         3,076,072
Distribution fee - Class B                     1,974,223          2,384,795                 -- (a)         4,359,018
Distribution fee - Class C                       229,724            164,376                 -- (a)           394,100
Transfer agent fee                             1,323,581          1,620,653           (579,294)(b)         2,364,940
Bookkeeping fee                                  183,984            270,663            (33,971)(a)           420,676
Trustees fee                                      20,766             28,901             (4,432)(c)            45,235
All other expenses                               669,140            884,431           (448,032)(d)         1,105,539
                                            ------------       ------------       ------------          ------------
   Total operating expenses                    9,603,819         12,438,951         (1,539,782)           20,356,164
                                            ------------       ------------       ------------          ------------
Expense reimbursement                                 --                 --                 --                    --
                                            ------------       ------------       ------------          ------------
   Net Expenses                                9,603,819         12,438,951         (1,539,782)           20,356,164

NET INVESTMENT LOSS                           (3,833,227)        (3,080,092)         1,539,782            (5,226,713)

NET REALIZED & UNREALIZED GAIN
Net realized gain on:
 Investments                                  83,353,135        113,063,056                 --           196,416,191
 Closed futures contracts                             --                 --                 --                    --
 Foreign currency transactions                         0                 (1)                --                    (1)
                                            ------------       ------------       ------------          ------------
    Net Realized Gain                         83,353,135        113,063,055                 --           196,416,190
Change in net unrealized
 appreciation/depreciation
 during the period on:
 Investments                                 (55,231,387)       (57,406,602)                --          (112,637,989)
 Open futures contracts                               --                 --                 --                    --
 Foreign currency transactions                        --                424                 --                   424
                                            ------------       ------------       ------------          ------------
    Net Change in Unrealized
     Appreciation/Depreciation               (55,231,387)       (57,406,178)                --          (112,637,565)
                                            ------------       ------------       ------------          ------------
      Net Gain                                28,121,748         55,656,877                 --            83,778,625
                                            ------------       ------------       ------------          ------------
Increase in Net Assets from Operations        24,288,521         52,576,785          1,539,782            78,551,912

(a)  Based on contract in effect for the surviving fund.

(b) Based on the contract in effect for the surviving Fund. Note that a new transfer agent fee structure was implemented for Liberty Select Value Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new arrangement was in effect for the entire twelve-month period ended June 30, 2000.

(c)  Based on trustee compensation plan for the surviving fund.

(d) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for Liberty Small-Cap Value Fund and Liberty Select Value Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           STEIN ROE
                                          DISCIPLINED     LIBERTY      LIBERTY
                                             STOCK       SMALL CAP      SELECT       PRO FORMA
                                           PORTFOLIO    VALUE FUND    VALUE FUND      COMBINED
                                             SHARES       SHARES        SHARES         SHARES
COMMON STOCKS

Agriculture, Forestry & Fishing

NABISCO GROUP HOLDINGS                                                   172,400       172,400
RAYONIER INC                                                53,300                      53,300





Construction

FLUOR CORP                                                                53,100        53,100
GRANITE CONSTRUCTION INC                                    77,600                      77,600
NVR INC                                                     37,500                      37,500
TOLL BROTHERS INC                                           39,200                      39,200





Finance, Insurance & Real Estate

AFFILIATED MANAGERS GROUP                                   44,000                      44,000
ALLMERICA FINANCIAL CORP                                                  62,400        62,400
AMBAC FINANCIAL GROUP INC                                                113,100       113,100
AMERICREDIT CORP                                           105,600                     105,600
AMERUS LIFE HOLDINGS INC-A                                  82,500                      82,500
ARGOSY GAMING COMPANY                                       97,800                      97,800
BANCWEST CORPORATION                                        52,000       202,800       254,800
BANK UNITED CORP CL A                                       80,700                      80,700
BANKATLANTIC BANCORP INC-B                                 102,900                     102,900
BANKNORTH GROUP INC                                         97,450       215,500       312,950
BEAR STEARNS COMPANIES INC                                                90,600        90,600
CAPITAL ONE FINANCIAL CORP                                                57,000        57,000
CAPITOL FEDERAL FINANCIAL                                  177,000                     177,000
CHASE MANHATTAN CORP (NEW)                    150,000                                  150,000
CINCINNATI FINANCIAL CORP                                                 71,900        71,900
CITY NATIONAL CORP                                                       146,800       146,800
COMMERCE BANCORP INC                                        52,185                      52,185
COMMUNITY BANK SYSTEM INC                                   74,500                      74,500
COMPASS BANCSHARES INC                                                    90,000        90,000
CULLEN/FROST BANKERS INC                                    60,700       130,500       191,200
DELPHI FINANCIAL GROUP CLASS A                              67,668                      67,668
DOW JONES & CO INC                                                        19,200        19,200
DOWNEY FINL CP                                              91,400                      91,400
EDWARDS (A.G.), INC                                                       79,100        79,100
ENHANCE FINANCIAL SVCS GROUP                               103,600                     103,600
FIDELITY NATIONAL FINL INC                                 135,560                     135,560
FINL SECURITY ASSURANCE HLDG                                              40,000        40,000
FIRST FEDERAL CAPITAL CORP                                 155,100                     155,100
FIRSTAR CORP                                   50,000                                   50,000
FIRSTFED FINANCIAL CORP                                    144,400                     144,400
GALLAGHER (ARTHUR J.) & CO.                                 55,080                      55,080
GOLDEN STATE BANCORP                                                     263,200       263,200
GOLDEN STATE BANCORP-LITIG WT                                            155,000       155,000
GOLDEN WEST FINANCIAL CORP                    351,700                     88,200       439,900
GREATER BAY BANCORP                                         46,000                      46,000
GREENPOINT FINANCIAL CORP                                                236,400       236,400
HCA-THE HEALTHCARE CORP                       334,900                                  334,900
HUDSON UNITED BANCORP                                       87,844                      87,844
INDEPENDENCE COMMUNITY BANK                                153,400                     153,400
KNIGHT TRADING GROUP INC                                                  40,700        40,700
LEHMAN BROTHERS HLDG INC                                                  71,700        71,700
LOEWS CORP                                                                69,500        69,500
MAF BANCORP INC                                            109,500                     109,500
MARCHFIRST INC                                              36,700                      36,700
MGIC INV CORP                                                             69,600        69,600
MIDLAND CO                                                  45,400                      45,400
MONY GROUP INC                                                            61,800        61,800
NATIONWIDE FINANCIAL SERV A                                              154,800       154,800
NORTH FORK BANCORPORATION                                   95,200       282,400       377,600
PACIFIC CENTURY FINL CORP                                                196,300       196,300
PAINE WEBBER GROUP INC                                                    49,000        49,000
PMI GROUP INC                                  75,000       43,100       100,200       218,300
PROVIDENT BANKSHARES CORP                                  127,680                     127,680
RADIAN GROUP INC                                            90,300        94,500       184,800
RAYMOND JAMES FINANCIAL INC                                 52,300                      52,300


                                            STEIN ROE       LIBERTY        LIBERTY
                                           DISCIPLINED     SMALL CAP        SELECT         PRO FORMA
                                            STOCK PORT.    VALUE FUND     VALUE FUND        COMBINED
                                           MARKET VALUE   MARKET VALUE   MARKET VALUE     MARKET VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

NABISCO GROUP HOLDINGS                                                   $  4,471,625   $    4,471,625
RAYONIER INC                                              $  1,912,138                       1,912,138
                                                          ------------   ------------   --------------

                                                             1,912,138      4,471,625        6,383,763
                                                          ------------   ------------   --------------

Construction

FLUOR CORP                                                                  1,679,288        1,679,288
GRANITE CONSTRUCTION INC                                     1,901,200                       1,901,200
NVR INC                                                      2,137,500                       2,137,500
TOLL BROTHERS INC                                              803,600                         803,600
                                                          ------------   ------------   --------------

                                                             4,842,300      1,679,288        6,521,588
                                                          ------------   ------------   --------------

Finance, Insurance & Real Estate

AFFILIATED MANAGERS GROUP                                    2,002,000                       2,002,000
ALLMERICA FINANCIAL CORP                                                    3,268,200        3,268,200
AMBAC FINANCIAL GROUP INC                                                   6,199,294        6,199,294
AMERICREDIT CORP                                             1,795,200                       1,795,200
AMERUS LIFE HOLDINGS INC-A                                   1,701,563                       1,701,563
ARGOSY GAMING COMPANY                                        1,405,875                       1,405,875
BANCWEST CORPORATION                                           854,750      3,333,525        4,188,275
BANK UNITED CORP CL A                                        2,839,631                       2,839,631
BANKATLANTIC BANCORP INC-B                                     604,538                         604,538
BANKNORTH GROUP INC                                          1,492,203      3,299,844        4,792,047
BEAR STEARNS COMPANIES INC                                                  3,771,225        3,771,225
CAPITAL ONE FINANCIAL CORP                                                  2,543,625        2,543,625
CAPITOL FEDERAL FINANCIAL                                    1,958,063                       1,958,063
CHASE MANHATTAN CORP (NEW)                $   6,909,375                                      6,909,375
CINCINNATI FINANCIAL CORP                                                   2,260,356        2,260,356
CITY NATIONAL CORP                                                          5,211,400        5,211,400
COMMERCE BANCORP INC                                         2,400,510                       2,400,510
COMMUNITY BANK SYSTEM INC                                    1,652,969                       1,652,969
COMPASS BANCSHARES INC                                                      1,535,625        1,535,625
CULLEN/FROST BANKERS INC                                     1,597,169      3,433,781        5,030,950
DELPHI FINANCIAL GROUP CLASS A                               2,296,488                       2,296,488
DOW JONES & CO INC                                                          1,406,400        1,406,400
DOWNEY FINL CP                                               2,650,600                       2,650,600
EDWARDS (A.G.), INC                                                         3,084,900        3,084,900
ENHANCE FINANCIAL SVCS GROUP                                 1,489,250                       1,489,250
FIDELITY NATIONAL FINL INC                                   2,482,443                       2,482,443
FINL SECURITY ASSURANCE HLDG                                                3,035,000        3,035,000
FIRST FEDERAL CAPITAL CORP                                   1,715,794                       1,715,794
FIRSTAR CORP                                  1,053,125                                      1,053,125
FIRSTFED FINANCIAL CORP                                      2,039,650                       2,039,650
GALLAGHER (ARTHUR J.) & CO.                                  2,313,360                       2,313,360
GOLDEN STATE BANCORP                                                        4,737,600        4,737,600
GOLDEN STATE BANCORP-LITIG WT                                                 174,375          174,375
GOLDEN WEST FINANCIAL CORP                   14,353,756                     3,599,663       17,953,419
GREATER BAY BANCORP                                          2,150,500                       2,150,500
GREENPOINT FINANCIAL CORP                                                   4,432,500        4,432,500
HCA-THE HEALTHCARE CORP                      10,172,588                                     10,172,588
HUDSON UNITED BANCORP                                        1,971,000                       1,971,000
INDEPENDENCE COMMUNITY BANK                                  2,032,550                       2,032,550
KNIGHT TRADING GROUP INC                                                    1,213,369        1,213,369
LEHMAN BROTHERS HLDG INC                                                    6,780,131        6,780,131
LOEWS CORP                                                                  4,170,000        4,170,000
MAF BANCORP INC                                              1,991,531                       1,991,531
MARCHFIRST INC                                                 669,775                         669,775
MGIC INV CORP                                                               3,166,800        3,166,800
MIDLAND CO                                                   1,112,300                       1,112,300
MONY GROUP INC                                                              2,089,613        2,089,613
NATIONWIDE FINANCIAL SERV A                                                 5,089,050        5,089,050
NORTH FORK BANCORPORATION                                    1,439,900      4,271,300        5,711,200
PACIFIC CENTURY FINL CORP                                                   2,870,888        2,870,888
PAINE WEBBER GROUP INC                                                      2,229,500        2,229,500
PMI GROUP INC                                 3,562,500      2,047,250      4,759,500       10,369,250
PROVIDENT BANKSHARES CORP                                    1,723,680                       1,723,680
RADIAN GROUP INC                                             4,673,025      4,890,375        9,563,400
RAYMOND JAMES FINANCIAL INC                                  1,176,750                       1,176,750

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           STEIN ROE
                                          DISCIPLINED     LIBERTY      LIBERTY
                                             STOCK       SMALL CAP      SELECT       PRO FORMA
                                           PORTFOLIO    VALUE FUND    VALUE FUND      COMBINED
                                             SHARES       SHARES        SHARES         SHARES
COMMON STOCKS
RENAISSANCERE HOLDINGS LTD                                  42,200                      42,200
SOVEREIGN BANCORP INC                                                    506,600       506,600
ST PAUL COMPANIES INC                                                    121,800       121,800
STATE AUTO FINANCIAL CORP                                   86,000                      86,000
STATEN ISLAND BANCORP INC                                   68,000                      68,000
SUSQUEHANNA BANCSHARES INC                                 100,000                     100,000
TORCHMARK INSURANCE                                                       57,900        57,900
UMB FINANCIAL CORP                                          62,500                      62,500
UNIONBANCAL CORPORATION                                                  143,200       143,200
UNITED HEALTHCARE CORP                                                    98,000        98,000
WALTER INDUSTRIES INC                                      113,500                     113,500
WASHINGTON MUTUAL  INC                        382,600                                  382,600
WEBSTER FINANCIAL CORP                                     104,300       114,600       218,900
WELLPOINT HEALTH NETWORKS                                                 62,200        62,200
WHITNEY HOLDING CORP                                        71,500                      71,500





Manufacturing

ACTEL CORP                                                  50,500                      50,500
ACUSON CORP                                   515,700                                  515,700
ADAC LABORATORIES                                           99,400                      99,400
ADC TELECOMMUNICATIONS INC                                                91,100        91,100
ADVANCED DIGITAL INFO CORP                                  21,600        21,900        43,500
ADVANCED MICRO DEVICES INC                                                48,600        48,600
AGRIBRANDS INTERNATIONAL INC                                30,700                      30,700
AIR PRODUCTS & CHEMICALS INC                  200,000                                  200,000
ALBEMARLE CORP                                              54,800                      54,800
ALLIANT TECHSYSTEMS INC                                     20,400                      20,400
ALPHARMA INC                                                44,000                      44,000
ALTERA CORPORATION                                                        62,800        62,800
AMERADA HESS CORP                              60,000                     47,000       107,000
ANALOG DEVICES INC.                                                       40,100        40,100
ANDREW CORP                                   603,900                                  603,900
APPLE COMPUTER INC                                                       124,800       124,800
APPLIED MICRO CIRCUITS CORP                                               46,300        46,300
ARVIN INDUSTRIES INC                                        48,400                      48,400
ATMEL CORP                                                                73,700        73,700
AUDIOVOX CORP-CL A                                          32,000                      32,000
AURORA BIOSCIENCES CORP                                     13,200                      13,200
AVX CORP                                      430,600                                  430,600
B F GOODRICH CO                                                          102,700       102,700
BALDOR ELECTRIC                                             43,300                      43,300
BARNES GROUP INC                                           100,000                     100,000
BARR LABORATORIES INC                                       24,000                      24,000
BAUSCH & LOMB INC                                                         19,400        19,400
BELL AND HOWELL COMPANY                                     38,500                      38,500
BETHLEHEM STEEL CORP                                       173,800                     173,800
BIOGEN INC                                                                21,400        21,400
BIOMET INC                                    270,000                                  270,000
BOISE CASCADE CORP                                          48,000        95,200       143,200
BRISTOL-MYERS SQUIBB CO                        50,000                                   50,000
BRUNSWICK CORP                                                           122,200       122,200
BURR-BROWN CORP                                             12,600                      12,600
C R BARD INC                                                              40,000        40,000
CACI INTERNATIONAL INC-CL A                                 64,000                      64,000
CANANDAIGUA BRANDS INC                                      83,100                      83,100
CARLISLE COS INC                              242,000       41,300                     283,300
CARPENTER TECHNOLOGY CORP                     130,000                                  130,000
CENTEX CONSTRUCTION PRODUCTS                                41,900                      41,900
CHIRON CORP                                                               77,800        77,800
CHURCH & DWIGHT CO                                          74,000                      74,000
CLECO CORP                                                  30,000                      30,000
COMMSCOPE INC                                               46,700                      46,700
COMPAQ COMPUTER CORP                          250,000                                  250,000
COMVERSE TECH                                                             64,400        64,400
COOPER TIRE & RUBBER CO                       280,000                                  280,000
CORN PRODUCTS INTL INC                                      45,300                      45,300
CREE INC                                                     6,300                       6,300
CROWN CORK AND SEAL CO. INC.                                             141,100       141,100
CYMER INC                                                   34,300                      34,300
CYPRESS SEMICONDUCTOR CORP                                  30,400        45,800        76,200
CYTEC INDUSTRIES INC                                       129,300                     129,300


                                            STEIN ROE       LIBERTY        LIBERTY
                                           DISCIPLINED     SMALL CAP        SELECT         PRO FORMA
                                            STOCK PORT.    VALUE FUND     VALUE FUND        COMBINED
                                           MARKET VALUE   MARKET VALUE   MARKET VALUE     MARKET VALUE
COMMON STOCKS
RENAISSANCERE HOLDINGS LTD                                   1,838,338                       1,838,338
SOVEREIGN BANCORP INC                                                       3,562,031        3,562,031
ST PAUL COMPANIES INC                                                       4,156,425        4,156,425
STATE AUTO FINANCIAL CORP                                    1,021,250                       1,021,250
STATEN ISLAND BANCORP INC                                    1,198,500                       1,198,500
SUSQUEHANNA BANCSHARES INC                                   1,425,000                       1,425,000
TORCHMARK INSURANCE                                                         1,429,406        1,429,406
UMB FINANCIAL CORP                                           2,050,781                       2,050,781
UNIONBANCAL CORPORATION                                                     2,658,150        2,658,150
UNITED HEALTHCARE CORP                                                      8,403,500        8,403,500
WALTER INDUSTRIES INC                                        1,298,156                       1,298,156
WASHINGTON MUTUAL  INC                       11,047,575                                     11,047,575
WEBSTER FINANCIAL CORP                                       2,314,156      2,542,688        4,856,844
WELLPOINT HEALTH NETWORKS                                                   4,505,613        4,505,613
WHITNEY HOLDING CORP                                         2,444,406                       2,444,406
                                          -------------   ------------   ------------   --------------

                                             47,098,919     69,870,902    124,115,650      241,085,470
                                          -------------   ------------   ------------   --------------

Manufacturing

ACTEL CORP                                                   2,304,063                       2,304,063
ACUSON CORP                                   6,961,950                                      6,961,950
ADAC LABORATORIES                                            2,385,600                       2,385,600
ADC TELECOMMUNICATIONS INC                                                  7,641,013        7,641,013
ADVANCED DIGITIAL INFO CORP                                    344,250        349,031          693,281
ADVANCED MICRO DEVICES INC                                                  3,754,350        3,754,350
AGRIBRANDS INTERNATIONAL INC                                 1,287,481                       1,287,481
AIR PRODUCTS & CHEMICALS INC                  6,162,500                                      6,162,500
ALBEMARLE CORP                                               1,082,300                       1,082,300
ALLIANT TECHSYSTEMS INC                                      1,375,725                       1,375,725
ALPHARMA INC                                                 2,739,000                       2,739,000
ALTERA CORPORATION                                                          6,401,675        6,401,675
AMERADA HESS CORP                             3,705,000                     2,902,250        6,607,250
ANALOG DEVICES INC.                                                         3,047,600        3,047,600
ANDREW CORP                                  20,268,394                                     20,268,394
APPLE COMPUTER INC                                                          6,536,400        6,536,400
APPLIED MICRO CIRCUITS CORP                                                 4,572,125        4,572,125
ARVIN INDUSTRIES INC                                           840,950                         840,950
ATMEL CORP                                                                  2,717,688        2,717,688
AUDIOVOX CORP-CL A                                             706,000                         706,000
AURORA BIOSCIENCES CORP                                        900,075                         900,075
AVX CORP                                      9,876,888                                      9,876,888
B F GOODRICH CO                                                             3,498,219        3,498,219
BALDOR ELECTRIC                                                806,463                         806,463
BARNES GROUP INC                                             1,631,250                       1,631,250
BARR LABORATORIES INC                                        1,075,500                       1,075,500
BAUSCH & LOMB INC                                                           1,501,075        1,501,075
BELL AND HOWELL COMPANY                                        933,625                         933,625
BETHLEHEM STEEL CORP                                           619,163                         619,163
BIOGEN INC                                                                  1,380,300        1,380,300
BIOMET INC                                   10,378,125                                     10,378,125
BOISE CASCADE CORP                                           1,242,000      2,463,300        3,705,300
BRISTOL-MYERS SQUIBB CO                       2,912,500                                      2,912,500
BRUNSWICK CORP                                                              2,023,938        2,023,938
BURR-BROWN CORP                                              1,092,263                       1,092,263
C R BARD INC                                                                1,925,000        1,925,000
CACI INTERNATIONAL INC-CL A                                  1,248,000                       1,248,000
CANANDAIGUA BRANDS INC                                       4,191,356                       4,191,356
CARLISLE COS INC                             10,890,000      1,858,500                      12,748,500
CARPENTER TECHNOLOGY CORP                     2,746,250                                      2,746,250
CENTEX CONSTRUCTION PRODUCTS                                   950,606                         950,606
CHIRON CORP                                                                 3,695,500        3,695,500
CHURCH & DWIGHT CO                                           1,332,000                       1,332,000
CLECO CORP                                                   1,005,000                       1,005,000
COMMSCOPE INC                                                1,914,700                       1,914,700
COMPAQ COMPUTER CORP                          6,390,625                                      6,390,625
COMVERSE TECH                                                               5,989,200        5,989,200
COOPER TIRE & RUBBER CO                       3,115,000                                      3,115,000
CORN PRODUCTS INTL INC                                       1,200,450                       1,200,450
CREE INC                                                       841,050                         841,050
CROWN CORK AND SEAL CO. INC.                                                2,116,500        2,116,500
CYMER INC                                                    1,637,825                       1,637,825
CYPRESS SEMICONDUCTOR CORP                                   1,284,400      1,935,050        3,219,450
CYTEC INDUSTRIES INC                                         3,192,094                       3,192,094

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           STEIN ROE
                                          DISCIPLINED     LIBERTY      LIBERTY
                                             STOCK       SMALL CAP      SELECT       PRO FORMA
                                           PORTFOLIO    VALUE FUND    VALUE FUND      COMBINED
                                             SHARES       SHARES        SHARES         SHARES
COMMON STOCKS
DALLAS SEMICONDUCTOR CORP                                                 68,200        68,200
DELPHI AUTOMOTIVE SYSTEMS                                                158,800       158,800
DEXTER CORP                                   235,000                                  235,000
DOVER CORP                                                               120,900       120,900
EATON CORP                                                                45,500        45,500
ECOLAB INC                                    256,800                     21,100       277,900
EI DUPONT DE NEMOURS & CO INC                 100,000                                  100,000
ELANTEC SEMICONDUCTOR INC                                   14,200                      14,200
EMULEX CORP                                                  6,400                       6,400
ENGELHARD CORPORATION                                                    175,300       175,300
ESTERLINE TECHNOLOGIES CORP                                 87,700                      87,700
ETHAN ALLEN INTERIORS INC                                   56,400                      56,400
EXFO ELECTRO-OPTICAL ENGINEE                    6,200                                    6,200
FLOWSERVE CORP                                215,000                                  215,000
FMC CORP                                                                  66,000        66,000
FOSSIL INC                                                  69,925                      69,925
FULLER (H.B.) CO                                            20,000                      20,000
FURNITURE BRANDS INTL INC                                   91,600       119,300       210,900
GEHL CO                                                     90,600                      90,600
GENERAL SEMICONDUCTOR INC                                   89,600                      89,600
GENTEX CORP                                    74,000                                   74,000
GEON COMPANY                                                53,000                      53,000
GEORGIA PACIFIC CORP                          130,000                     91,200       221,200
GLATFELTER (P.H.) CO                                       110,600                     110,600
GLENAYRE TECHNOLOGIES INC                                  127,000                     127,000
GRANT PRIDECO INC                                                        103,800       103,800
HAIN CELESTIAL GROUP INC                                    59,000                      59,000
HANNA CO                                                   169,800                     169,800
HARLEY DAVIDSON                                                          118,000       118,000
HARMAN INTERNATIONAL INC NEW                                43,000                      43,000
HARRIS CORPORATION DEL                                                    49,300        49,300
HARSCO CORP                                                 41,700                      41,700
HAVERTY FURNITURE                                           10,000                      10,000
HELIX TECHNOLOGY CORP                                        6,800                       6,800
HORMEL FOODS CORP                                                        137,400       137,400
IDEC PHARMACEUTICALS CORP                                   17,000                      17,000
IMATION CORP                                                55,600                      55,600
IMMUNEX CORP                                                              14,500        14,500
IMPERIAL CHEM IND INC ADR                     375,400                                  375,400
INFOCUS CORP                                                70,200                      70,200
INGERSOLL RAND CO                                                        157,100       157,100
INTEGRATED DEVICES TECH INC                                 46,800        36,100        82,900
INTERNATIONAL HOME FOODS INC                               115,100                     115,100
INTERNATIONAL RECTIFIER CORP                                73,000                      73,000
INTERSTATE BAKERIES                                                      181,700       181,700
INTL BUSINESS MACHINES CORP                    60,000                                   60,000
INTUIT INC                                                                84,300        84,300
IVAX CORP                                                                158,850       158,850
JDS UNIPHASE CORP                                                         22,000        22,000
JOHNSON CONTROLS INC                                                      92,500        92,500
JONES PHARMA INC                                            51,150                      51,150
KELLWOOD CO                                                 37,700                      37,700
KEMET CORP                                                  20,400                      20,400
KENNAMETAL INC                                              43,800                      43,800
KNIGHT RIDDER INC                                           30,300        88,100       118,400
LAFARGE CORP                                                              78,000        78,000
LAM RESEARCH CORP                                           35,400                      35,400
LATTICE SEMICONDUCTOR CORP                                   6,300                       6,300
LEAR CORP                                     157,000                    119,200       276,200
LINEAR TECHNOLOGY CORP                                                    97,100        97,100
LITTLEFUSE INC                                495,000                                  495,000
LOCKHEED MARTIN CORP                                                     153,200       153,200
LONGVIEW FIBRE CO                                          152,500                     152,500
LSI LOGIC CORP                                                            51,400        51,400
LUBRIZOL CORP                                               69,800       170,800       240,600
LUXOTTICA GROU SPA-SPON ADR                                 50,200                      50,200
LYONDELL PETRO                                                           321,500       321,500
MALLINCKRODT INC                              130,000                                  130,000
MANITOWOC INC                                               66,100                      66,100
MATTSON TECHNOLOGY INC                                      16,100                      16,100
MAXIM INTEGRATED PRODUCTS INC                                             64,300        64,300
MCCORMICK & CO                                                            96,800        96,800
MERITOR AUTOMOTIVE INC                                                   281,900       281,900
MICHAEL FOODS INC                                           59,700                      59,700


                                            STEIN ROE       LIBERTY        LIBERTY
                                           DISCIPLINED     SMALL CAP        SELECT         PRO FORMA
                                            STOCK PORT.    VALUE FUND     VALUE FUND        COMBINED
                                           MARKET VALUE   MARKET VALUE   MARKET VALUE     MARKET VALUE
COMMON STOCKS
DALLAS SEMICONDUCTOR CORP                                                   2,779,150        2,779,150
DELPHI AUTOMOTIVE SYSTEMS                                                   2,312,525        2,312,525
DEXTER CORP                                  11,280,000                                     11,280,000
DOVER CORP                                                                  4,904,006        4,904,006
EATON CORP                                                                  3,048,500        3,048,500
ECOLAB INC                                   10,031,250                       824,219       10,855,469
EI DUPONT DE NEMOURS & CO INC                 4,375,000                                      4,375,000
ELANTEC SEMICONDUCTOR INC                                      988,675                         988,675
EMULEX CORP                                                    420,400                         420,400
ENGELHARD CORPORATION                                                       2,991,056        2,991,056
ESTERLINE TECHNOLOGIES CORP                                  1,304,538                       1,304,538
ETHAN ALLEN INTERIORS INC                                    1,353,600                       1,353,600
EXFO ELECTRO-OPTICAL ENGINEE                    272,025                                        272,025
FLOWSERVE CORP                                3,238,438                                      3,238,438
FMC CORP                                                                    3,828,000        3,828,000
FOSSIL INC                                                   1,359,167                       1,359,167
FULLER (H.B.) CO                                               911,250                         911,250
FURNITURE BRANDS INTL INC                                    1,385,450      1,804,413        3,189,863
GEHL CO                                                      1,291,050                       1,291,050
GENERAL SEMICONDUCTOR INC                                    1,321,600                       1,321,600
GENTEX CORP                                   1,859,250                                      1,859,250
GEON COMPANY                                                   980,500                         980,500
GEORGIA PACIFIC CORP                          3,412,500                     2,394,000        5,806,500
GLATFELTER (P.H.) CO                                         1,126,738                       1,126,738
GLENAYRE TECHNOLOGIES INC                                    1,341,438                       1,341,438
GRANT PRIDECO INC                                                           2,595,000        2,595,000
HAIN CELESTIAL GROUP INC                                     2,164,563                       2,164,563
HANNA CO                                                     1,528,200                       1,528,200
HARLEY DAVIDSON                                                             4,543,000        4,543,000
HARMAN INTERNATIONAL INC NEW                                 2,623,000                       2,623,000
HARRIS CORPORATION DEL                                                      1,614,575        1,614,575
HARSCO CORP                                                  1,063,350                       1,063,350
HAVERTY FURNITURE                                               85,000                          85,000
HELIX TECHNOLOGY CORP                                          265,200                         265,200
HORMEL FOODS CORP                                                           2,310,038        2,310,038
IDEC PHARMACEUTICALS CORP                                    1,994,313                       1,994,313
IMATION CORP                                                 1,633,250                       1,633,250
IMMUNEX CORP                                                                  716,844          716,844
IMPERIAL CHEM IND INC ADR                    11,567,013                                     11,567,013
INFOCUS CORP                                                 2,259,563                       2,259,563
INGERSOLL RAND CO                                                           6,323,275        6,323,275
INTEGRATED DEVICES TECH INC                                  2,802,150      2,161,488        4,963,638
INTERNATIONAL HOME FOODS INC                                 2,409,906                       2,409,906
INTERNATIONAL RECTIFIER CORP                                 4,088,000                       4,088,000
INTERSTATE BAKERIES                                                         2,543,800        2,543,800
INTL BUSINESS MACHINES CORP                   6,573,750                                      6,573,750
INTUIT INC                                                                  3,487,913        3,487,913
IVAX CORP                                                                   6,592,275        6,592,275
JDS UNIPHASE CORP                                                           2,637,250        2,637,250
JOHNSON CONTROLS INC                                                        4,746,406        4,746,406
JONES PHARMA INC                                             2,042,803                       2,042,803
KELLWOOD CO                                                    796,413                         796,413
KEMET CORP                                                     511,275                         511,275
KENNAMETAL INC                                                 938,963                         938,963
KNIGHT RIDDER INC                                            1,611,581      4,685,819        6,297,400
LAFARGE CORP                                                                1,638,000        1,638,000
LAM RESEARCH CORP                                            1,327,500                       1,327,500
LATTICE SEMICONDUCTOR CORP                                     435,488                         435,488
LEAR CORP                                     3,140,000                     2,384,000        5,524,000
LINEAR TECHNOLOGY CORP                                                      6,208,331        6,208,331
LITTLEFUSE INC                               24,255,000                                     24,255,000
LOCKHEED MARTIN CORP                                                        3,801,275        3,801,275
LONGVIEW FIBRE CO                                            1,687,031                       1,687,031
LSI LOGIC CORP                                                              2,782,025        2,782,025
LUBRIZOL CORP                                                1,465,800      3,586,800        5,052,600
LUXOTTICA GROU SPA-SPON ADR                                    611,813                         611,813
LYONDELL PETRO                                                              5,385,125        5,385,125
MALLINCKRODT INC                              5,646,875                                      5,646,875
MANITOWOC INC                                                1,768,175                       1,768,175
MATTSON TECHNOLOGY INC                                         523,250                         523,250
MAXIM INTEGRATED PRODUCTS INC                                               4,368,381        4,368,381
MCCORMICK & CO                                                              3,146,000        3,146,000
MERITOR AUTOMOTIVE INC                                                      3,100,900        3,100,900
MICHAEL FOODS INC                                            1,462,650                       1,462,650

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           STEIN ROE
                                          DISCIPLINED     LIBERTY      LIBERTY
                                             STOCK       SMALL CAP      SELECT       PRO FORMA
                                           PORTFOLIO    VALUE FUND    VALUE FUND      COMBINED
                                             SHARES       SHARES        SHARES         SHARES
COMMON STOCKS
MICROCHIP TECHNOLOGY                                                      45,000        45,000
MICRON TECHNOLOGY INCORPORATED                                            26,000        26,000
MILACRON INC                                                86,400                      86,400
MILLENIUM CHEMICALS INC                       234,100                                  234,100
MKS INSTRUMENTS INC                                         34,000                      34,000
MRV COMMUNICTIONS INC                                       20,600                      20,600
MUELLER INDUSTRIES INC                                      85,100       148,000       233,100
MYLAN LABORATORIES, INC                                                  125,000       125,000
NACCO INDUSTRIES INC CL A                                   31,200                      31,200
NATIONAL SEMICONDUCTOR CORP                                               46,900        46,900
NAVISTAR INTERNATIONAL                                                   129,600       129,600
NEW YORK TIMES CO CLASS A                                                115,000       115,000
NORTEK INC.                                                 63,800                      63,800
NORTHROP GRUMMAN CORP                                                     35,400        35,400
NOVELLUS SYSTEMS INC                                                      98,400        98,400
NUCOR CORP                                                                70,200        70,200
OCEANEERING INTL INC                                        44,000                      44,000
OM GROUP INC                                  369,500                                  369,500
OSHKOSH TRUCK CORP                                          32,850                      32,850
PACCAR INC                                                                50,900        50,900
PARK ELECTROCHEMICAL CORP                                   77,900                      77,900
PARKER HANNIFIN CORP                                                      39,800        39,800
PE CORP-CELERA GENOMICS GRP                                 26,400                      26,400
PE CORP-PE BIOSYSTEMS GROUP                                               28,800        28,800
PENNZOIL-QUAKER STATE CO                                    91,800                      91,800
PENTAIR INC                                                 40,400                      40,400
PEPSI BOTTLING GROUP                                                     193,200       193,200
PHELPS DODGE CORP                              65,908                                   65,908
PHILLIPS VAN HEUSEN CORP                                    97,500                      97,500
PHOTON DYNAMICS INC                                          8,600                       8,600
PLEXUS CORP                                                 21,500                      21,500
PPG INDUSTRIES INC                                                       102,100       102,100
PRAXAIR INC                                   130,000                                  130,000
PRECISION CASTPARTS CORP                                    22,500                      22,500
PROTEIN DESIGN LABS INC                                     10,500                      10,500
QUANEX CORP                                                 72,700                      72,700
REYNOLDS & REYNOLDS CO                        280,000                                  280,000
RUSS BERRIE & CO INC                                        61,600                      61,600
RYERSON TULL INC                                            93,598                      93,598
SABRE HOLDINGS CORP                            72,265                                   72,265
SANMINA CORPX                                                             77,400        77,400
SEAGATE TECHNOLOGY INC                        145,800                                  145,800
SEMTECH CORP                                                25,800                      25,800
SHIRE PHARMACEUTICALS-ADR                                   32,184                      32,184
SILICON VALLEY GROUP INC                                    95,100                      95,100
SPRINGS INDUSTRIES INC                                      22,100                      22,100
SPS TECHNOLOGIES, IN                                        26,300                      26,300
STORAGENETWORKS INC                                         11,700                      11,700
STURM RUGER & CO INC                                       181,300                     181,300
SUPERIOR INDUSTRIES INTL                      250,200       72,100                     322,300
TEKTRONIX INC                                               19,700                      19,700
TELCOM SEMICONDUCTOR INC                                    19,300                      19,300
TEMPLE INLAND INC                                                         34,500        34,500
TERADYNE INC                                                              84,598        84,598
TEREX CORP                                                  84,900                      84,900
TESORO PETROLEUM CORP                                      141,500                     141,500
TEXAS INDUSTRIES INC                                        60,500                      60,500
TIME WARNER TELECOM-CL A                                                   9,400         9,400
TIMKEN CO                                                   97,100                      97,100
TOPPS COMPANY                                              133,100                     133,100
TORO CO                                                     44,700                      44,700
TOSCO CORP                                                               159,600       159,600
TOWER AUTOMOTIVE INC                                        76,100                      76,100
TRIQUINT SEMICONDUCTOR INC                                   9,900                       9,900
TUPPERWARE CORPORATION                                      86,800       166,100       252,900
ULTRAMAR DIAMOND SHAMROCK CORP                                            65,600        65,600
UNIFI INC                                     145,475                                  145,475
UNISYS CORP                                                              181,500       181,500
US INDUSTRIES INC                             252,500                                  252,500
USG CORP NEW                                                             123,200       123,200
USX-US STEEL GROUP                                                        44,400        44,400
VALASSIS COMM. INC                                         105,250       129,700       234,950
VARIAN INC                                                  16,700                      16,700
VERTEX PHARMACEUTICALS INC                                  12,500                      12,500


                                            STEIN ROE       LIBERTY        LIBERTY
                                           DISCIPLINED     SMALL CAP        SELECT         PRO FORMA
                                            STOCK PORT.    VALUE FUND     VALUE FUND        COMBINED
                                           MARKET VALUE   MARKET VALUE   MARKET VALUE     MARKET VALUE
COMMON STOCKS
MICROCHIP TECHNOLOGY                                                        2,621,953        2,621,953
MICRON TECHNOLOGY INCORPORATED                                              2,289,625        2,289,625
MILACRON INC                                                 1,252,800                       1,252,800
MILLENIUM CHEMICALS INC                       3,979,700                                      3,979,700
MKS INSTRUMENTS INC                                          1,330,250                       1,330,250
MRV COMMUNICTIONS INC                                        1,385,350                       1,385,350
MUELLER INDUSTRIES INC                                       2,382,800      4,144,000        6,526,800
MYLAN LABORATORIES, INC                                                     2,281,250        2,281,250
NACCO INDUSTRIES INC CL A                                    1,095,900                       1,095,900
NATIONAL SEMICONDUCTOR CORP                                                 2,661,575        2,661,575
NAVISTAR INTERNATIONAL                                                      4,025,700        4,025,700
NEW YORK TIMES CO CLASS A                                                   4,542,500        4,542,500
NORTEK INC.                                                  1,260,050                       1,260,050
NORTHROP GRUMMAN CORP                                                       2,345,250        2,345,250
NOVELLUS SYSTEMS INC                                                        5,565,750        5,565,750
NUCOR CORP                                                                  2,329,763        2,329,763
OCEANEERING INTL INC                                           836,000                         836,000
OM GROUP INC                                 16,258,000                                     16,258,000
OSHKOSH TRUCK CORP                                           1,174,388                       1,174,388
PACCAR INC                                                                  2,020,094        2,020,094
PARK ELECTROCHEMICAL CORP                                    2,809,269                       2,809,269
PARKER HANNIFIN CORP                                                        1,363,150        1,363,150
PE CORP-CELERA GENOMICS GRP                                  2,468,400                       2,468,400
PE CORP-PE BIOSYSTEMS GROUP                                                 1,897,200        1,897,200
PENNZOIL-QUAKER STATE CO                                     1,107,338                       1,107,338
PENTAIR INC                                                  1,434,200                       1,434,200
PEPSI BOTTLING GROUP                                                        5,639,025        5,639,025
PHELPS DODGE CORP                             2,450,954                                      2,450,954
PHILLIPS VAN HEUSEN CORP                                       926,250                         926,250
PHOTON DYNAMICS INC                                            642,313                         642,313
PLEXUS CORP                                                  2,429,500                       2,429,500
PPG INDUSTRIES INC                                                          4,524,306        4,524,306
PRAXAIR INC                                   4,866,875                                      4,866,875
PRECISION CASTPARTS CORP                                     1,018,125                       1,018,125
PROTEIN DESIGN LABS INC                                      1,732,008                       1,732,008
QUANEX CORP                                                  1,081,413                       1,081,413
REYNOLDS & REYNOLDS CO                        5,110,000                                      5,110,000
RUSS BERRIE & CO INC                                         1,185,800                       1,185,800
RYERSON TULL INC                                               971,079                         971,079
SABRE HOLDINGS CORP                           2,059,553                                      2,059,553
SANMINA CORPX                                                               6,617,700        6,617,700
SEAGATE TECHNOLOGY INC                        8,019,000                                      8,019,000
SEMTECH CORP                                                 1,973,297                       1,973,297
SHIRE PHARMACEUTICALS-ADR                                    1,669,546                       1,669,546
SILICON VALLEY GROUP INC                                     2,460,713                       2,460,713
SPRINGS INDUSTRIES INC                                         711,344                         711,344
SPS TECHNOLOGIES, IN                                         1,079,944                       1,079,944
STORAGENETWORKS INC                                          1,055,925                       1,055,925
STURM RUGER & CO INC                                         1,609,038                       1,609,038
SUPERIOR INDUSTRIES INTL                      6,442,650      1,856,575                       8,299,225
TEKTRONIX INC                                                1,457,800                       1,457,800
TELCOM SEMICONDUCTOR INC                                       779,238                         779,238
TEMPLE INLAND INC                                                           1,449,000        1,449,000
TERADYNE INC                                                                6,217,953        6,217,953
TEREX CORP                                                   1,199,213                       1,199,213
TESORO PETROLEUM CORP                                        1,432,688                       1,432,688
TEXAS INDUSTRIES INC                                         1,746,938                       1,746,938
TIME WARNER TELECOM-CL A                                                      605,125          605,125
TIMKEN CO                                                    1,808,488                       1,808,488
TOPPS COMPANY                                                1,530,650                       1,530,650
TORO CO                                                      1,472,306                       1,472,306
TOSCO CORP                                                                  4,518,675        4,518,675
TOWER AUTOMOTIVE INC                                           951,250                         951,250
TRIQUINT SEMICONDUCTOR INC                                     947,306                         947,306
TUPPERWARE CORPORATION                                       1,909,600      3,654,200        5,563,800
ULTRAMAR DIAMOND SHAMROCK CORP                                              1,627,700        1,627,700
UNIFI INC                                     1,800,253                                      1,800,253
UNISYS CORP                                                                 2,643,094        2,643,094
US INDUSTRIES INC                             3,061,563                                      3,061,563
USG CORP NEW                                                                3,742,200        3,742,200
USX-US STEEL GROUP                                                            824,175          824,175
VALASSIS COMM. INC                                           4,012,656      4,944,813        8,957,469
VARIAN INC                                                     770,288                         770,288
VERTEX PHARMACEUTICALS INC                                   1,317,188                       1,317,188

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           STEIN ROE
                                          DISCIPLINED     LIBERTY      LIBERTY
                                             STOCK       SMALL CAP      SELECT       PRO FORMA
                                           PORTFOLIO    VALUE FUND    VALUE FUND      COMBINED
                                             SHARES       SHARES        SHARES         SHARES
COMMON STOCKS
VICAL INC                                                   43,800                      43,800
VISHAY INTERTECHNOLOGY                                                   158,400       158,400
VITESSE SEMICONDUCTOR CORP                                                72,100        72,100
W R GRACE & CO                                             132,900       189,000       321,900
WATERS CORPORATION                                                        48,900        48,900
WATSON PHARMACEUTICALS                                                    67,900        67,900
WEATHERFORD INTERNATIONAL                                                103,800       103,800
WESTVACO CORP                                                            169,800       169,800
WHIRLPOOL CORP                                                            51,700        51,700
WILLAMETTE IND INC                                                        90,600        90,600
WINNEBAGO INDUSTRIES                                        40,900                      40,900
WOLVERINE WORLD WIDE INC                      546,000                                  546,000
WORTHINGTON INDUSTRIES                                     205,200                     205,200
XILINIX INC                                                               63,000        63,000
ZEBRA TECHNOLOGIES CORP-CL A                                24,100                      24,100





Mining & Energy

BJ SERVICES CO                                                            81,700        81,700
CROSS TIMBER OIL CO                           768,725                                  768,725
DIAMOND OFFSHORE DRILLING                                                130,000       130,000
FALCON DRILLING COMPANY INC                                 43,700       244,000       287,700
F-PORT MCMORAN COP & GOLD                     200,000                                  200,000
HS RESOURCES INC                                           100,100                     100,100
NOBLE DRILLING CORP                                                      143,600       143,600
OCCIDENTAL PETROLEUM                                                     122,200       122,200
PARKER DRILLING CO                                         356,200                     356,200
PATTERSON ENERGY INC                                       140,000                     140,000
PETROLEUM GEO SERVICES ADR                    322,400                    231,900       554,300
PRIDE PETROLEUM INTERNATIONAL                              219,200                     219,200
REALNETWORKS INC                                                          20,400        20,400
RGS ENERGY GROUP INC                                       103,000                     103,000
SOUTHWESTERN ENERGY COMPANY                                140,000                     140,000
TRANSOCEAN SEDCO FOREX INC                                                87,700        87,700
VECTREN CORPORATION                                         54,000                      54,000
VERITAS DGC INC                                            131,900                     131,900
VINTAGE PETROLEUM INC                                      176,800                     176,800





Retail Trade

ABERCROMBIE & FITCH CO-CL A                                              140,500       140,500
BEST BUY INC                                                              79,200        79,200
BJ'S WHOLESALE CLUB INC                                                  122,500       122,500
BORDERS GROUP INC                             290,000                                  290,000
BRINKER INTERNATIONAL INC                                                 78,500        78,500
CEC ENTERTAINMENT INC                                      150,870                     150,870
CIRCUIT CITY STORES INC                                                   70,100        70,100
DOLLAR THRIFTY AUTOMOTIVE GP                                41,100                      41,100
FEDERATED DEPT STORES INC NEW                 180,000                     61,100       241,100
JACK IN THE BOX INC                                         64,800                      64,800
MUSICLAND STORES CORP                                       92,300                      92,300
ROSS STORES                                                 75,400       209,800       285,200
SONIC CORP                                                  42,000                      42,000
TIMBERLAND COMPANY-CL A                                     12,000                      12,000
TJX COMPANIES, INC                            400,000                                  400,000
TRICON GLOBAL RESTAURANTS                                                114,200       114,200
WPS RESOURCES                                               34,100                      34,100
ZALE CORP                                                   36,100        26,100        62,200





Services

ADOBE SYSTEMS INC                                                         32,300        32,300
ADVO INC                                                    59,100                      59,100
AFFILIATED COMPUTER SVCS INC-A                201,800                                  201,800
ANCHOR GAMING                                               38,800                      38,800
BARRA INC                                                   25,900                      25,900
CINTAS CORP                                   117,500                                  117,500
COMDISCO INC                                                             127,000       127,000


                                            STEIN ROE       LIBERTY        LIBERTY
                                           DISCIPLINED     SMALL CAP        SELECT         PRO FORMA
                                            STOCK PORT.    VALUE FUND     VALUE FUND        COMBINED
                                           MARKET VALUE   MARKET VALUE   MARKET VALUE     MARKET VALUE
COMMON STOCKS
VICAL INC                                                      843,150                         843,150
VISHAY INTERTECHNOLOGY                                                      6,009,300        6,009,300
VITESSE SEMICONDUCTOR CORP                                                  5,303,856        5,303,856
W R GRACE & CO                                               1,611,413      2,291,625        3,903,038
WATERS CORPORATION                                                          6,103,331        6,103,331
WATSON PHARMACEUTICALS                                                      3,649,625        3,649,625
WEATHERFORD INTERNATIONAL                                                   4,132,538        4,132,538
WESTVACO CORP                                                               4,213,163        4,213,163
WHIRLPOOL CORP                                                              2,410,513        2,410,513
WILLAMETTE IND INC                                                          2,468,850        2,468,850
WINNEBAGO INDUSTRIES                                           534,256                         534,256
WOLVERINE WORLD WIDE INC                      5,391,750                                      5,391,750
WORTHINGTON INDUSTRIES                                       2,154,600                       2,154,600
XILINIX INC                                                                 5,201,438        5,201,438
ZEBRA TECHNOLOGIES CORP-CL A                                 1,067,931                       1,067,931
                                          -------------   ------------   ------------   --------------

                                            228,498,628    162,391,894    297,574,612      688,465,135
                                          -------------   ------------   ------------   --------------

Mining & Energy

BJ SERVICES CO                                                              5,106,250        5,106,250
CROSS TIMBER OIL CO                          17,008,041                                     17,008,041
DIAMOND OFFSHORE DRILLING                                                   4,566,250        4,566,250
FALCON DRILLING COMPANY INC                                  1,029,681      5,749,250        6,778,931
F-PORT MCMORAN COP & GOLD                     1,850,000                                      1,850,000
HS RESOURCES INC                                             3,003,000                       3,003,000
NOBLE DRILLING CORP                                                         5,914,525        5,914,525
OCCIDENTAL PETROLEUM                                                        2,573,838        2,573,838
PARKER DRILLING CO                                           2,203,988                       2,203,988
PATTERSON ENERGY INC                                         3,990,000                       3,990,000
PETROLEUM GEO SERVICES ADR                    5,500,950                     3,956,794        9,457,744
PRIDE PETROLEUM INTERNATIONAL                                5,425,200                       5,425,200
REALNETWORKS INC                                                            1,031,475        1,031,475
RGS ENERGY GROUP INC                                         2,291,750                       2,291,750
SOUTHWESTERN ENERGY COMPANY                                    875,000                         875,000
TRANSOCEAN SEDCO FOREX INC                                                  4,686,469        4,686,469
VECTREN CORPORATION                                            931,500                         931,500
VERITAS DGC INC                                              3,429,400                       3,429,400
VINTAGE PETROLEUM INC                                        3,989,050                       3,989,050
                                          -------------   ------------   ------------   --------------

                                             24,358,991     27,168,569     33,584,850       85,112,409
                                          -------------   ------------   ------------   --------------

Retail Trade

ABERCROMBIE & FITCH CO-CL A                                                 1,712,344        1,712,344
BEST BUY INC                                                                5,009,400        5,009,400
BJ'S WHOLESALE CLUB INC                                                     4,042,500        4,042,500
BORDERS GROUP INC                             4,513,125                                      4,513,125
BRINKER INTERNATIONAL INC                                                   2,296,125        2,296,125
CEC ENTERTAINMENT INC                                        3,866,044                       3,866,044
CIRCUIT CITY STORES INC                                                     2,326,444        2,326,444
DOLLAR THRIFTY AUTOMOTIVE GP                                   757,781                         757,781
FEDERATED DEPT STORES INC NEW                 6,075,000                     2,062,125        8,137,125
JACK IN THE BOX INC                                          1,595,700                       1,595,700
MUSICLAND STORES CORP                                          686,481                         686,481
ROSS STORES                                                  1,286,513      3,579,713        4,866,225
SONIC CORP                                                   1,233,750                       1,233,750
TIMBERLAND COMPANY-CL A                                        849,750                         849,750
TJX COMPANIES, INC                            7,500,000                                      7,500,000
TRICON GLOBAL RESTAURANTS                                                   3,226,150        3,226,150
WPS RESOURCES                                                1,025,131                       1,025,131
ZALE CORP                                                    1,317,650        952,650        2,270,300
                                          -------------   ------------   ------------   --------------

                                             18,088,125     12,618,800     25,207,450       55,914,375
                                          -------------   ------------   ------------   --------------

Services

ADOBE SYSTEMS INC                                                           4,199,000        4,199,000
ADVO INC                                                     2,482,200                       2,482,200
AFFILIATED COMPUTER SVCS INC-A                6,672,013                                      6,672,013
ANCHOR GAMING                                                1,859,975                       1,859,975
BARRA INC                                                    1,283,669                       1,283,669
CINTAS CORP                                   4,310,781                                      4,310,781
COMDISCO INC                                                                2,833,688        2,833,688

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           STEIN ROE
                                          DISCIPLINED     LIBERTY      LIBERTY
                                             STOCK       SMALL CAP      SELECT       PRO FORMA
                                           PORTFOLIO    VALUE FUND    VALUE FUND      COMBINED
                                             SHARES       SHARES        SHARES         SHARES
COMMON STOCKS
CONVERGYS CORP                                                           119,300       119,300
COVENTRY HEALTH CARE INC                                   107,800                     107,800
CURATIVE HEALTH SERVICES INC                               151,500                     151,500
DENDRITE INTERNATIONAL INC                                  66,550                      66,550
DEVRY INC                                     470,000                                  470,000
DST SYSTEMS INC                                                           53,400        53,400
DUN & BRADSTREET CORP                                                     91,800        91,800
ECCS INC                                                    53,200                      53,200
ESS TECHNOLOGY                                              35,800                      35,800
FIRST HEALTH GROUP CORP                       445,200       35,700        26,200       507,100
HALL KINION & ASSOCIATES INC                                59,600                      59,600
HARRAH'S ENTERTAINMENT INC                                               169,000       169,000
HEALTH MGMT SYSTEMS INC                                    175,000                     175,000
HERTZ CORP-CL A                                90,000                     87,000       177,000
HOOPER HOLMES INC                                           98,200                      98,200
IDEXX LABS INC                                              54,000                      54,000
IMS HEALTH INC                                                            91,400        91,400
INPRISE CORPORATION                                         94,100                      94,100
INTERIM SERVICES INC                          550,000      103,270                     653,270
INTERPUBLIC GROUP COS INC                                                 69,400        69,400
ISLE OF CAPRI CASINOS                                      118,200                     118,200
JACOBS ENGINEERING GROUP INC                                56,600                      56,600
KRONOS INC                                                  31,300                      31,300
LINCARE HOLDINGS INC                                                     121,300       121,300
MERCURY INTERACTIVE CORP                                    11,600                      11,600
MICROS SYSTEMS INC                                          28,900                      28,900
NATIONAL COMPUTER SYS INC                                   40,200                      40,200
NATURAL MICROSYSTEMS CORP                                    9,500                       9,500
NEOPHARM INC                                                40,000                      40,000
OMNICOM GROUP                                                             45,000        45,000
PACIFICARE HEALTH SYSTEMS - A                                             18,400        18,400
PARK PLACE ENTERTAINMENT                                                 230,000       230,000
PAYCHEX INC                                                              175,968       175,968
PITTSTON BRINKS GROUP                         540,200                                  540,200
PORTAL SOFTWARE                                                           29,700        29,700
PROGRESS SOFTWARE CORP                                      71,800                      71,800
QUEST DIAGNOSTICS                                           53,300                      53,300
REHABCARE GROUP INC                                        139,600                     139,600
REMEDY CORP                                                 12,900                      12,900
RENT-A-CENTER INC                                           73,300                      73,300
ROBERT HALF INTL INC                                                      50,200        50,200
RSA SECURITY INC                                            12,600                      12,600
SALTON INC                                                  13,700                      13,700
SENSORMATIC ELECTRONICS CORP                                36,300                      36,300
SERENA SOFTWARE INC                                         29,700                      29,700
SIEBEL SYSTEMS INC                                                        29,900        29,900
SYBASE INC                                                 107,500                     107,500
SYMANTEC CORP                                                             69,500        69,500
UNIVERSAL HEALTH SERVICES - B                               28,600                      28,600
USA NETWORKS INC                                            57,240        62,100       119,340
VERITAS SOFTWRE                                                           49,600        49,600
WESTWOOD ONE INC                                                          58,900        58,900
XTRA CORP                                                   40,000                      40,000





Transportation, Communications,
 Electric, Gas and Sanitary Services

ADVANCED FIBRE COMMUNICATION                                34,500                      34,500
ALLEGHENY ENERGY IN COM                                                  158,500       158,500
ALPHA INDUSTRIES INC                                        26,400                      26,400
AMR CORP                                      120,000                                  120,000
ARCH COMMUNICATIONS GROUP                                  120,000                     120,000
ARKANSAS BEST CORP                                         135,900                     135,900
AVIS GROUP HOLDINGS INC                                     92,900                      92,900
BELL ATLANTIC CORP                            125,000                                  125,000
BOSTON COMMUNICATIONS GROUP                                 84,200                      84,200
CALPINE CORPORATION                                                       92,000        92,000
CANADIAN PACIFIC LTD                                                     104,500       104,500
CENTURYTEL INC                                                            83,950        83,950
CHRIS-CRAFT INDUSTIRES INC                                                29,497        29,497
CIRCLE INTERNATIONAL                                        65,400                      65,400
CITIZENS COMMUNICATIONS CO                                                45,800        45,800
CLEAR CHANNEL COMMUNICATIONS                   20,000                                   20,000


                                            STEIN ROE       LIBERTY        LIBERTY
                                           DISCIPLINED     SMALL CAP        SELECT         PRO FORMA
                                            STOCK PORT.    VALUE FUND     VALUE FUND        COMBINED
                                           MARKET VALUE   MARKET VALUE   MARKET VALUE     MARKET VALUE
COMMON STOCKS
CONVERGYS CORP                                                              6,188,688        6,188,688
COVENTRY HEALTH CARE INC                                     1,436,772                       1,436,772
CURATIVE HEALTH SERVICES INC                                   913,734                         913,734
DENDRITE INTERNATIONAL INC                                   2,216,947                       2,216,947
DEVRY INC                                    12,425,625                                     12,425,625
DST SYSTEMS INC                                                             4,065,075        4,065,075
DUN & BRADSTREET CORP                                                       2,627,775        2,627,775
ECCS INC                                                       264,338                         264,338
ESS TECHNOLOGY                                                 519,100                         519,100
FIRST HEALTH GROUP CORP                      14,608,125      1,171,406        859,688       16,639,219
HALL KINION & ASSOCIATES INC                                 1,985,425                       1,985,425
HARRAH'S ENTERTAINMENT INC                                                  3,538,438        3,538,438
HEALTH MGMT SYSTEMS INC                                        546,875                         546,875
HERTZ CORP-CL A                               2,525,625                     2,441,438        4,967,063
HOOPER HOLMES INC                                              785,600                         785,600
IDEXX LABS INC                                               1,235,250                       1,235,250
IMS HEALTH INC                                                              1,645,200        1,645,200
INPRISE CORPORATION                                            576,363                         576,363
INTERIM SERVICES INC                          9,762,500      1,833,043                      11,595,543
INTERPUBLIC GROUP COS INC                                                   2,984,200        2,984,200
ISLE OF CAPRI CASINOS                                        1,603,088                       1,603,088
JACOBS ENGINEERING GROUP INC                                 1,850,113                       1,850,113
KRONOS INC                                                     813,800                         813,800
LINCARE HOLDINGS INC                                                        2,987,013        2,987,013
MERCURY INTERACTIVE CORP                                     1,122,300                       1,122,300
MICROS SYSTEMS INC                                             536,456                         536,456
NATIONAL COMPUTER SYS INC                                    1,979,850                       1,979,850
NATURAL MICROSYSTEMS CORP                                    1,068,156                       1,068,156
NEOPHARM INC                                                   784,375                         784,375
OMNICOM GROUP                                                               4,007,813        4,007,813
PACIFICARE HEALTH SYSTEMS - A                                               1,107,450        1,107,450
PARK PLACE ENTERTAINMENT                                                    2,803,125        2,803,125
PAYCHEX INC                                                                 7,390,656        7,390,656
PITTSTON BRINKS GROUP                         7,393,988                                      7,393,988
PORTAL SOFTWARE                                                             1,897,088        1,897,088
PROGRESS SOFTWARE CORP                                       1,287,913                       1,287,913
QUEST DIAGNOSTICS                                            3,814,281                       3,814,281
REHABCARE GROUP INC                                          3,804,100                       3,804,100
REMEDY CORP                                                    719,175                         719,175
RENT-A-CENTER INC                                            1,649,250                       1,649,250
ROBERT HALF INTL INC                                                        1,430,700        1,430,700
RSA SECURITY INC                                               872,550                         872,550
SALTON INC                                                     505,188                         505,188
SENSORMATIC ELECTRONICS CORP                                   573,994                         573,994
SERENA SOFTWARE INC                                          1,348,566                       1,348,566
SIEBEL SYSTEMS INC                                                          4,890,519        4,890,519
SYBASE INC                                                   2,472,500                       2,472,500
SYMANTEC CORP                                                               3,748,656        3,748,656
UNIVERSAL HEALTH SERVICES - B                                1,887,600                       1,887,600
USA NETWORKS INC                                             1,237,815      1,342,913        2,580,728
VERITAS SOFTWRE                                                             5,605,575        5,605,575
WESTWOOD ONE INC                                                            2,009,963        2,009,963
XTRA CORP                                                    1,577,500                       1,577,500
                                          -------------   ------------   ------------   --------------

                                             57,698,656     50,619,264     70,604,656      178,922,576
                                          -------------   ------------   ------------   --------------

Transportation, Communications,
 Electric, Gas and Sanitary Services

ADVANCED FIBRE COMMUNICATION                                 1,563,281                       1,563,281
ALLEGHENY ENERGY IN COM                                                     4,338,938        4,338,938
ALPHA INDUSTRIES INC                                         1,163,250                       1,163,250
AMR CORP                                      3,172,500                                      3,172,500
ARCH COMMUNICATIONS GROUP                                      780,000                         780,000
ARKANSAS BEST CORP                                           1,350,506                       1,350,506
AVIS GROUP HOLDINGS INC                                      1,741,875                       1,741,875
BELL ATLANTIC CORP                            6,351,563                                      6,351,563
BOSTON COMMUNICATIONS GROUP                                  1,178,800                       1,178,800
CALPINE CORPORATION                                                         6,049,000        6,049,000
CANADIAN PACIFIC LTD                                                        2,736,594        2,736,594
CENTURYTEL INC                                                              2,413,563        2,413,563
CHRIS-CRAFT INDUSTIRES INC                                                  1,948,646        1,948,646
CIRCLE INTERNATIONAL                                         1,643,175                       1,643,175
CITIZENS COMMUNICATIONS CO                                                    790,050          790,050
CLEAR CHANNEL COMMUNICATIONS                  1,500,000                                      1,500,000

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           STEIN ROE
                                          DISCIPLINED     LIBERTY      LIBERTY
                                             STOCK       SMALL CAP      SELECT       PRO FORMA
                                           PORTFOLIO    VALUE FUND    VALUE FUND      COMBINED
                                             SHARES       SHARES        SHARES         SHARES
COMMON STOCKS
CMP GROUP INC                                              211,900                     211,900
CNF TRANSPORTATION INC                                      24,000       155,700       179,700
COLUMBIA ENERGY GROUP                                                     63,000        63,000
CONECTIV INC                                                             276,200       276,200
CONTINENTAL AIRLINES CL B                     100,000                                  100,000
COVAD COMMUNICATIONS GROUP                                               105,000       105,000
DELTA AIR LINES INC                                                       92,900        92,900
DOMINION RESOURCES INC                                                    31,531        31,531
EL PASO ENERGY CORP                           150,000                     84,500       234,500
ENERGEN CORP                                               117,900                     117,900
ENERGY EAST CORPORATION                                                  224,600       224,600
ENTERGY CORP                                                             147,100       147,100
EXAR CORP                                                    7,400                       7,400
FLORIDA PROGRESS CORP                                                     96,900        96,900
GETTHERE.COM INC                                            71,200                      71,200
GPU INC                                                                  122,600       122,600
IDACORP INC                                                 77,100                      77,100
INCO LTD                                                                 216,000       216,000
KANSAS CITY SOUTHN INDS INC                   155,000                                  155,000
LIGHTBRIDGE INC                                             51,500                      51,500
METROCALL INC                                               75,800                      75,800
MINNESOTA POWER INC                                         85,520       284,800       370,320
MIPS TECHNOLOGIES INC CL-B                          3                                        3
NEXTLINK COMMUNICATIONS-A                                                 87,000        87,000
NORTHEAST UTILITIES                                                       97,000        97,000


                                            STEIN ROE       LIBERTY        LIBERTY
                                           DISCIPLINED     SMALL CAP        SELECT         PRO FORMA
                                            STOCK PORT.    VALUE FUND     VALUE FUND        COMBINED
                                           MARKET VALUE   MARKET VALUE   MARKET VALUE     MARKET VALUE
COMMON STOCKS
CMP GROUP INC                                                6,211,319                       6,211,319
CNF TRANSPORTATION INC                                         546,000      3,542,175        4,088,175
COLUMBIA ENERGY GROUP                                                       4,134,375        4,134,375
CONECTIV INC                                                                4,298,363        4,298,363
CONTINENTAL AIRLINES CL B                     4,700,000                                      4,700,000
COVAD COMMUNICATIONS GROUP                                                  1,693,125        1,693,125
DELTA AIR LINES INC                                                         4,697,256        4,697,256
DOMINION RESOURCES INC                                                      1,351,892        1,351,892
EL PASO ENERGY CORP                           7,640,625                     4,304,219       11,944,844
ENERGEN CORP                                                 2,571,694                       2,571,694
ENERGY EAST CORPORATION                                                     4,281,438        4,281,438
ENTERGY CORP                                                                3,999,281        3,999,281
EXAR CORP                                                      645,188                         645,188
FLORIDA PROGRESS CORP                                                       4,542,188        4,542,188
GETTHERE.COM INC                                               752,050                         752,050
GPU INC                                                                     3,317,863        3,317,863
IDACORP INC                                                  2,486,475                       2,486,475
INCO LTD                                                                    3,321,000        3,321,000
KANSAS CITY SOUTHN INDS INC                  13,746,563                                     13,746,563
LIGHTBRIDGE INC                                              1,229,563                       1,229,563
METROCALL INC                                                  682,200                         682,200
MINNESOTA POWER INC                                          1,480,565      4,930,600        6,411,165
MIPS TECHNOLOGIES INC CL-B                          116                                            116
NEXTLINK COMMUNICATIONS-A                                                   3,300,563        3,300,563
NORTHEAST UTILITIES                                                         2,109,750        2,109,750

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           STEIN ROE
                                          DISCIPLINED     LIBERTY      LIBERTY
                                             STOCK       SMALL CAP      SELECT       PRO FORMA
                                           PORTFOLIO    VALUE FUND    VALUE FUND      COMBINED
                                             SHARES       SHARES        SHARES         SHARES
COMMON STOCKS
NORTHWEST NATURAL GAS CO                                   112,000                     112,000
NTL INC                                                                   23,375        23,375
NUI CORP                                                    48,200                      48,200
ODETICS INC-CL A                                            53,700                      53,700
ONEOK INC                                                   89,300                      89,300
P G & E CORP                                                             173,200       173,200
P P & L RESOURCES INC                                                    142,400       142,400
PECO ENERGY CO                                                            98,900        98,900
PEOPLES ENERGY CORP                                                       75,000        75,000
PINNACLE HOLDINGS INC                                        9,500                       9,500
PINNACLE WEST CAPITAL CORP                                                41,600        41,600
PMC-SIERRA INC                                                            11,100        11,100
POTOMAC ELECTRIC POWER CO                                                 87,100        87,100
POWERWAVE TECHNOLOGIES INC                                  29,400        26,400        55,800
PRICE COMMUNICATIONS CORP                                   56,500                      56,500
PUBLIC SERVICE CO NEW MEX                                  125,800                     125,800
PUBLIC SERVICE ENTER GROUP INC                                            80,600        80,600
PUGET SOUND ENERGY INC                                                   103,700       103,700
RELIANT ENERGY INC                                                        99,700        99,700
SEMPRA ENERGY                                                             79,500        79,500
SIERRA PACIFIC RESOURCES                                   137,800                     137,800
SKYWEST INC                                                 47,800                      47,800
TELEPHONE & DATA                              143,000                     48,000       191,000
TOLLGRADE COMMUNICATIONS INC                                 8,400                       8,400
TRUE NORTH COMMUNICATIONS                                   37,900                      37,900
TXU CORP                                                                  89,800        89,800
U G I  CORP                                                127,600                     127,600
UAL INC                                                                   39,400        39,400
UNICOM CORPORATION                                                       142,000       142,000
UNITED ILLUMINATING CO                                      32,800                      32,800
UNIVISION COMMUNICATIONS CL A                                             52,000        52,000
USFREIGHTWAYS CORPORATION                                   68,500        63,100       131,600
UTILICORP UNITED INC                                                     129,100       129,100





Wholesale Trade

ANIXTER INTERNATIONAL INC                                   80,700                      80,700
ARROW ELECTRONICS INC                         238,800                     43,300       282,100
BINDLEY WESTERN INDUSTRIES INC                              74,800                      74,800
BRIGHTPOINT INC                                            142,900                     142,900
HANDLEMAN CO                                                72,000                      72,000
OWENS & MINOR INC HLDG CO                                  130,100                     130,100
PATTERSON DENTAL CO                                         30,210        86,350       116,560
RICHARDS ELEC LTD                                           83,300                      83,300
SUIZA FOODS CORP                                            38,500                      38,500
U.S. CAN CORPORATION                                        71,000                      71,000
ULTRAMED                                                                 450,000       450,000
UNITED STATIONERS INC                                       91,900                      91,900





Total Common Stocks


CORPORATE FIXED INCOME BONDS & NOTES

Finance, Insurance & Real Estate           Par            Par          Par

IMPAC MORTGAGE HOLDINGS 11%, 2/15/04                    $2,426,500                 $ 2,426,500


SHORT-TERM OBLIGATIONS

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000   $23,665,000                               23,665,000
RELIANT ENERGY-CP 0.00% 7/5/2000           23,600,000                               23,600,000
WARBURG  REPURCHASE AGREEMENT                            7,628,000   $19,027,000    26,655,000


Total Short-Term Obligations



TOTAL INVESTMENTS
 (COST OF $381,825,159, $379,406,041,
 $606,431,283 AND $1,367,662,483,
 RESPECTIVELY)



                                            STEIN ROE       LIBERTY        LIBERTY
                                           DISCIPLINED     SMALL CAP        SELECT         PRO FORMA
                                            STOCK PORT.    VALUE FUND     VALUE FUND        COMBINED
                                           MARKET VALUE   MARKET VALUE   MARKET VALUE     MARKET VALUE
COMMON STOCKS
NORTHWEST NATURAL GAS CO                                     2,506,000                       2,506,000
NTL INC                                                                     1,399,578        1,399,578
NUI CORP                                                     1,301,400                       1,301,400
ODETICS INC-CL A                                               778,650                         778,650
ONEOK INC                                                    2,316,219                       2,316,219
P G & E CORP                                                                4,265,050        4,265,050
P P & L RESOURCES INC                                                       3,123,900        3,123,900
PECO ENERGY CO                                                              3,986,906        3,986,906
PEOPLES ENERGY CORP                                                         2,428,125        2,428,125
PINNACLE HOLDINGS INC                                          513,000                         513,000
PINNACLE WEST CAPITAL CORP                                                  1,409,200        1,409,200
PMC-SIERRA INC                                                              1,972,331        1,972,331
POTOMAC ELECTRIC POWER CO                                                   2,177,500        2,177,500
POWERWAVE TECHNOLOGIES INC                                   1,293,600      1,161,600        2,455,200
PRICE COMMUNICATIONS CORP                                    1,331,281                       1,331,281
PUBLIC SERVICE CO NEW MEX                                    1,942,038                       1,942,038
PUBLIC SERVICE ENTER GROUP INC                                              2,790,775        2,790,775
PUGET SOUND ENERGY INC                                                      2,210,106        2,210,106
RELIANT ENERGY INC                                                          2,947,381        2,947,381
SEMPRA ENERGY                                                               1,351,500        1,351,500
SIERRA PACIFIC RESOURCES                                     1,731,113                       1,731,113
SKYWEST INC                                                  1,771,588                       1,771,588
TELEPHONE & DATA                             14,335,750                     4,812,000       19,147,750
TOLLGRADE COMMUNICATIONS INC                                 1,113,000                       1,113,000
TRUE NORTH COMMUNICATIONS                                    1,667,600                       1,667,600
TXU CORP                                                                    2,649,100        2,649,100
U G I  CORP                                                  2,615,800                       2,615,800
UAL INC                                                                     2,292,588        2,292,588
UNICOM CORPORATION                                                          5,493,625        5,493,625
UNITED ILLUMINATING CO                                       1,435,000                       1,435,000
UNIVISION COMMUNICATIONS CL A                                               5,382,000        5,382,000
USFREIGHTWAYS CORPORATION                                    1,682,531      1,549,894        3,232,425
UTILICORP UNITED INC                                                        2,565,863        2,565,863
                                          -------------   ------------   ------------   --------------

                                             51,447,116     50,024,759    128,069,897      229,541,771
                                          -------------   ------------   ------------   --------------

Wholesale Trade

ANIXTER INTERNATIONAL INC                                    2,138,550                       2,138,550
ARROW ELECTRONICS INC                         7,402,800                     1,342,300        8,745,100
BINDLEY WESTERN INDUSTRIES INC                               1,977,525                       1,977,525
BRIGHTPOINT INC                                              1,236,978                       1,236,978
HANDLEMAN CO                                                   900,000                         900,000
OWENS & MINOR INC HLDG CO                                    2,236,094                       2,236,094
PATTERSON DENTAL CO                                          1,540,710      4,403,850        5,944,560
RICHARDS ELEC LTD                                            1,338,006                       1,338,006
SUIZA FOODS CORP                                             1,881,688                       1,881,688
U.S. CAN CORPORATION                                         1,233,625                       1,233,625
ULTRAMED                                                                            0                0
UNITED STATIONERS INC                                        2,975,263                       2,975,263
                                          -------------   ------------   ------------   --------------

                                              7,402,800     17,458,438      5,746,150       30,607,388
                                          -------------   ------------   ------------   --------------

Total Common Stocks                         434,593,234    396,907,063    691,054,177    1,522,554,474
                                          -------------   ------------   ------------   --------------

CORPORATE FIXED INCOME BONDS & NOTES

Finance, Insurance & Real Estate

IMPAC MORTGAGE HOLDINGS 11%, 2/15/04                         1,941,200                       1,941,200
                                                          ------------                  --------------

SHORT-TERM OBLIGATIONS

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000      23,655,863                                     23,655,863
RELIANT ENERGY-CP 0.00% 7/5/2000             23,580,989                                     23,580,989
WARBURG  REPURCHASE AGREEMENT                                7,628,000     19,027,000       26,655,000
                                          -------------   ------------   ------------   --------------

Total Short-Term Obligations                 47,236,852      7,628,000     19,027,000       73,891,852
                                          -------------   ------------   ------------   --------------


TOTAL INVESTMENTS
 (COST OF $381,825,159, $379,406,041,
 $606,431,283 AND $1,367,662,483,
 RESPECTIVELY)                            $ 481,830,086   $406,476,263   $710,081,177   $1,598,387,526
                                          =============   ============   ============   ==============


No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)


                                        Stein Roe     Stein Roe
                                       Disciplined   Disciplined      Liberty       Liberty
                                          Stock         Stock        Small Cap    Select Value       Pro Forma          Pro Forma
                                        Portfolio        Fund        Value Fund       Fund          Adjustments          Combined

Investments, at value                 $481,830,086  $484,399,223    $406,476,263  $710,081,177    $(484,399,223)(a)   $1,598,387,526
Cash                                             -             -               -             -                -                    -
Receivable for investments sold                  -             -               -             -                -                    -
Payable for investments purchased                -             -               -             -                -                    -
Other assets less other liabilities      2,731,499      (146,180)      9,931,124      (337,122)        (677,500)(b)       11,501,821

Net assets                            $484,561,585  $484,253,043    $416,407,387  $709,744,055    $(485,076,723)      $1,609,889,347

Shares outstanding                                    25,325,082                                    (25,325,082)(c)                -
Net asset value                                     $      19.12


Class A:
Net assets                                                          $138,969,129  $388,214,593         (146,126)      $  527,037,596
Shares outstanding                                                     4,268,643    17,372,786        1,943,752           23,585,181
Net asset value                                                     $      32.56       $ 22.35                        $        22.35

Class B:
Net assets                                                          $238,607,222  $298,824,770         (215,846)      $  537,216,146
Shares outstanding                                                     7,786,282    14,029,006        3,405,541           25,220,829
Net asset value                                                     $      30.64       $ 21.30                        $        21.30

Class C:
Net assets                                                          $ 27,400,025  $ 21,661,061          (23,580)      $   49,037,506
Shares outstanding                                                       869,870       991,551          383,307            2,244,728
Net asset value                                                     $      31.50  $      21.85                        $        21.85

Class Z:
Net assets                                                          $ 11,431,011  $  1,043,631           (9,076)      $   12,465,566
Shares outstanding                                                       346,276        46,541          163,088              555,905
Net asset value                                                     $      33.01  $      22.42                        $        22.42

Class S:
Net assets                                                                                             (120,510)      $  484,132,533
Shares outstanding                                                                                   21,590,018 (c)       21,590,018
Net asset value                                                                                                       $        22.42


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination of Stein Roe Disciplined Stock Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the securities held by the Portfolio withdrawn from the Portfolio by Stein Roe Disciplined Stock Fund prior to the merger.

(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of Stein Roe Disciplined Stock Fund's investment in the Portfolio of $162,362 in addition to one time proxy, accounting, legal and other costs of the reorganization of $120,510, $326,983 and $67,645 to be borne by the Disciplined Stock Fund, the Small Cap Fund and the Select Value Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                          Liberty Financial    Fund
                                          -----------------    ----
      Stein Roe Disciplined Stock Fund          25%             75%
      Liberty Small-Cap Value Fund              25%             75%
      Liberty Select Value Fund                 50%             50%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

(c) - Stein Roe Disciplined Stock Fund shares are exchanged for new Class S shares of Liberty Select Value Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                          STEIN ROE       STEIN ROE      LIBERTY       LIBERTY
                                         DISCIPLINED     DISCIPLINED    SMALL CAP      SELECT           PRO FORMA        PRO FORMA
                                       STOCK PORTFOLIO    STOCK FUND      FUND          VALUE          ADJUSTMENTS        COMBINED
                                       --------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                    5,893,642     5,821,792     4,583,067     8,174,225       (5,893,642)(c)    18,579,083
Interest                                     3,064,826     3,133,889     1,187,526     1,184,633       (3,064,826)(c)     5,506,048
                                       ---------------   -----------   -----------   -----------      -----------      ------------
   Total investment income                   8,958,468     8,955,680     5,770,592     9,358,859       (8,958,468)       24,085,131

EXPENSES
Management fee                               4,167,035             -     3,988,196     5,223,265       (1,188,359)(a)    12,190,137
Administration fee                                   -       830,666             -             -         (830,666)(a)             -
Service fee - Class A, B, C                          -             -     1,214,205     1,861,867                - (a)     3,076,072
Distribution fee - Class B                           -             -     1,974,223     2,384,795                - (a)     4,359,018
Distribution fee - Class C                           -             -       229,724       164,376                - (a)       394,100
Transfer agent fee                               6,000     1,218,310     1,323,581     1,620,653         (751,427)(d)     3,417,117
Bookkeeping fee                                 37,640        37,594       183,984       270,663           29,240 (a)       559,121
Trustees fee                                    12,900         8,100        20,766        28,901           (7,261)(b)        63,406
Expenses allocated from
 Stein Roe Disciplined Stock
 Portfolio                                                 4,249,412                           -       (4,249,412)(c)             -
All other expenses                              25,837       407,666       669,140       884,431         (881,535)(e)     1,105,539
                                       ---------------   -----------   -----------   -----------      -----------      ------------
   Total operating expenses                  4,249,412     6,751,748     9,603,819    12,438,951       (7,879,420)       25,164,510
                                       ---------------   -----------   -----------   -----------      -----------      ------------
Expense reimbursement                                -             -             -             -                -                 -
                                       ---------------   -----------   -----------   -----------      -----------      ------------
   Net Expenses                              4,249,412     6,751,748     9,603,819    12,438,951       (7,879,420)       25,164,510

NET INVESTMENT INCOME (LOSS)                 4,709,056     2,203,932    (3,833,227)   (3,080,092)      (1,079,048)       (1,079,379)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on:
 Investments                                26,447,704    27,136,826    83,353,135   113,063,056      (26,447,704)(c)   223,553,017
 Closed futures contracts                            -             -             -             -                -                 -
 Foreign currency transactions                      (0)            0             -            (1)               -                (1)
                                       ---------------   -----------   -----------   -----------      -----------      ------------
    Net Realized Gain                       26,447,704    27,136,827    83,353,135   113,063,055      (26,447,704)      223,553,016
Change in net unrealized
 appreciation/depreciation
 during the period on:
 Investments                               (35,970,362)  (36,662,338)  (55,231,387)  (57,406,602)      35,970,362 (c)  (149,300,327)
 Open futures contracts                              -             -             -             -                -                 -
 Foreign currency transactions                  (2,334)            -             -           424            2,334 (c)           424
                                       ---------------   -----------   -----------   -----------      -----------      ------------
    Net Change in Unrealized
     Appreciation/Depreciation             (35,972,696)  (36,662,338)  (55,231,387)  (57,406,178)      35,972,696      (149,299,903)
                                       ---------------   -----------   -----------   -----------      -----------      ------------
      Net Gain(Loss)                        (9,524,993)   (9,525,512)   28,121,748    55,656,877        9,524,992        74,253,113
                                       ---------------   -----------   -----------   -----------      -----------      ------------
Increase (Decrease) in Net Assets
 from Operations                            (4,815,937)   (7,321,580)   24,288,521    52,576,785      8,445,945          73,173,735

(a) Based on contract in effect for the surviving fund.
(b) Based on trustee compensation plan for the surviving fund.
(c) Decrease due to elimination of master/feeder structure.
(d) Based on the contract in effect for the surviving Fund. Note that a new transfer agent fee structure was implemented for Liberty Select Value Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new arrangement was in effect for the entire twelve-month period ended June 30, 2000.
(e) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000


(1.) These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for SR&F Disciplined Stock Portfolio, Stein Roe Disciplined Stock Fund, Liberty Small-Cap Value Fund and Liberty Select Value Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.


LIBERTY SMALL-CAP VALUE FUND


         THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING ITEMS:

         1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Small-Cap Value Fund by Liberty Select Value Fund Fund (Item 2 of the Notice).

         For                      Against                       Abstain
         [ ]                       [ ]                            [ ]

         2. To elect eleven Trustees (Item 4 of the Notice).

                          (01)     Douglas A. Hacker
                          (02)     Janet Langford Kelly
                          (03)     Richard W. Lowry
                          (04)     Salvatore Macera
                          (05)     William E. Mayer
                          (06)     Charles R. Nelson
                          (07)     John J. Neuhauser
                          (08)     Joseph R. Palombo
                          (09)     Thomas E. Stitzel
                          (10)     Thomas C. Theobald
                          (11)     Anne-Lee Verville

         For
         All                                                     For All
         Nominees                Withheld                        Except
         [ ]                       [ ]                            [ ]

         Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

         MARK BOX AT RIGHT FOR ADDRESS CHANGE
         AND NOTE AT LEFT                                         [ ]

         PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.



                                             Date_______________________________


____________________________                     _______________________________
Shareholder sign here                            Co-owner sign here


Detach Card

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.


STEIN ROE DISCIPLINED STOCK FUND


         THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING ITEMS:

         1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Stein Roe Disciplined Stock Fund by Liberty Select Value Fund Fund (Item 1 of the Notice).

         For                      Against                       Abstain
         [  ]                       [  ]                            [  ]

         2.       To elect eleven Trustees (Item 3 of the Notice).

                          (01)     Douglas A. Hacker
                          (02)     Janet Langford Kelly
                          (03)     Richard W. Lowry
                          (04)     Salvatore Macera
                          (05)     William E. Mayer
                          (06)     Charles R. Nelson
                          (07)     John J. Neuhauser
                          (08)     Joseph R. Palombo
                          (09)     Thomas E. Stitzel
                          (10)     Thomas C. Theobald
                          (11)     Anne-Lee Verville

         For
         All                                                  For All
         Nominees                 Withheld                     Except
         [  ]                       [  ]                           [  ]

         Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

         3. To authorize the Fund to cast votes for the same nominees for whom you voted above for the election of a Board of Trustees of SR&F Base Trust (Item 3 of the Notice).

         For                      Against                       Abstain
         [  ]                       [  ]                            [  ]


         MARK BOX AT RIGHT FOR ADDRESS CHANGE
         AND NOTE AT LEFT                                        [  ]

         PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.


                                             Date_______________________________


____________________________                     _______________________________
Shareholder sign here                            Co-owner sign here


Detach Card

                              PLEASE VOTE PROMPTLY
                        *********************************

Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The signers of this proxy hereby appoint William J. Ballou, Suzan M. Barron, Stephen E. Gibson, Russell L. Kane, Pamela A. McGrath, and Vincent P. Pietropaolo each of them proxies of the signers, with power of substitution to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on Wednesday, December 27, 2000, and at any adjournments, as specified herein, and in accordance with their best judgement, on any other business that may properly come before this meeting.

AFTER CAREFUL REVIEW, THE BOARD OF TRUSTEES UNANIMOUSLY HAS RECOMMENDED A VOTE "FOR" ALL MATTERS.

Two Convenient Ways to Vote Your Proxy

The enclosed proxy statement provides details on important issues affecting your Stein Roe Funds. The Board of Trustees recommends that you vote for all proposals. We are offering two additional ways to vote: by telephone or fax. These methods may be faster and more convenient than the traditional method of mailing back your proxy card.

If you are voting by telephone  or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     -    Read the proxy statement and have your proxy card available.

     - When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.

     - Follow the instructions provided to cast your vote. A representative will be available to answer questions.

     Vote by Fax:
     -    Read the proxy statement.

     -    Complete the enclosed proxy card.

     -    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/622D-1000 (11/00) 00/2024

Two Convenient Ways to Vote Your Proxy

     The enclosed proxy statement provides details on important issues affecting your Liberty Funds. The Board of Trustees recommends that you vote for all proposals.
We are offering two additional ways to vote: by telephone or fax.
These methods may be faster and more convenient than the traditional method of mailing back your proxy card.
If you are voting by telephone or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     *    Read the proxy statement and have your proxy card available.
     * When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.
     * Follow the instructions provided to cast your vote. A representative will be available to answer questions.
     Vote by Fax:
     *    Read the proxy statement.
     *    Complete the enclosed proxy card.
     *    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/623D-1000 (11/00) 00/2027